Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
February 28, 2022
EIF-NPRT1-0422
1.814098.117
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,410	501,365
AST SpaceMobile, Inc. (a)(b)	27,143	192,172
ATN International, Inc.	7,220	240,643
Bandwidth, Inc. (a)(b)	11,500	351,325
Cogent Communications Group, Inc.	25,499	1,616,637
Consolidated Communications Holdings, Inc. (a)	41,273	293,864
Cuentas, Inc. (a)(b)	6,700	6,253
EchoStar Holding Corp. Class A (a)	23,662	575,933
Frontier Communications Parent, Inc. (a)	135,139	3,723,079
Iridium Communications, Inc. (a)	76,099	3,012,759
Liberty Global PLC:
Class A (a)	102,279	2,636,753
Class B (a)	327	8,401
Class C (a)	197,065	5,098,072
Liberty Latin America Ltd.:
Class A (a)	1,495	15,025
Class C (a)	126,923	1,280,653
Nextplat Corp. (a)	37,686	114,565
Radius Global Infrastructure, Inc. (a)	40,847	525,292
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	43,161
Telesat Corp. (a)(b)	5,704	118,244
		20,354,196
Entertainment - 1.7%
Activision Blizzard, Inc.	432,487	35,247,691
Bilibili, Inc. ADR (a)(b)	99,528	3,146,080
Blue Hat Interactive Entertainment Technology (a)(b)	13,117	4,066
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	2,911	28,237
Cinedigm Corp. (a)	80,948	63,965
CuriosityStream, Inc. Class A (a)	14,288	52,294
Dolphin Entertainment, Inc. (a)	1,963	8,225
DoubleDown Interactive Co. Ltd. ADR (b)	2,770	35,899
DouYu International Holdings Ltd. ADR (a)(b)	78,060	160,804
Electronic Arts, Inc.	156,450	20,352,581
Engine Gaming & Media, Inc. (a)(b)	23,558	61,958
Gaia, Inc. Class A (a)	13,031	88,480
GigaMedia Ltd. (a)	1,957	3,660
Gravity Co. Ltd. ADR (a)	3,688	190,448
Grom Social Enterprises, Inc. (a)(b)	33,010	34,991
iQIYI, Inc. ADR (a)(b)	197,902	819,314
Liquid Media Group Ltd. (a)(b)	14,232	9,672
LiveOne, Inc. (a)	40,255	34,434
Lizhi, Inc. ADR (a)(b)	12,605	17,773
Motorsport Games, Inc. Class A (a)(b)	5,642	19,239
NetEase, Inc. ADR	157,108	14,978,677
Netflix, Inc. (a)	245,340	96,791,537
Nexters, Inc. (a)(b)(c)	33,010	197,546
Playstudios, Inc. Class A (a)	49,897	227,530
Playtika Holding Corp. (a)	230,413	4,746,508
Reading International, Inc. Class A (a)	19,966	88,449
Redbox Entertainment, Inc. (a)(b)	2,225	4,183
Reservoir Media, Inc. (a)	22,997	165,118
Roku, Inc. Class A (a)	64,805	9,042,242
Scienjoy Holding Corp. (a)(b)	17,909	78,441
Sciplay Corp. (A Shares) (a)	19,299	251,659
Take-Two Interactive Software, Inc. (a)	64,543	10,455,966
The9 Ltd. sponsored ADR (a)(b)	8,161	32,236
Versus Systems, Inc. (a)(b)	3,758	4,322
Warner Music Group Corp. Class A	64,750	2,345,245
Zynga, Inc. (a)	607,231	5,513,657
		205,303,127
Interactive Media & Services - 10.2%
36Kr Holdings, Inc. ADR (a)(b)	1,078	970
9F, Inc. ADR (a)(b)	42,546	50,204
AcuityAds Holdings, Inc.	23,024	63,776
Alphabet, Inc.:
Class A (a)	166,102	448,664,756
Class C (a)	175,256	472,809,142
Angi, Inc. (a)(b)	45,307	312,165
Autoweb, Inc. (a)(b)	8,678	21,348
Baidu, Inc. sponsored ADR (a)	134,072	20,437,936
BlueCity Holdings Ltd. ADR (a)(b)	12,442	19,285
Bumble, Inc. (b)	70,582	1,809,017
CarGurus, Inc. Class A (a)	54,988	2,664,169
Creatd, Inc. (a)(b)	29,499	41,889
Enthusiast Gaming Holdings, Inc. (a)(b)	48,885	139,322
EverQuote, Inc. Class A (a)	10,091	150,154
Fangdd Network Group Ltd. ADR (a)(b)	42,320	17,051
Glory Star New Media Group Holdings Ltd. (a)(b)	45,347	48,521
Hello Group, Inc. ADR	89,497	852,906
IAC (a)	46,263	5,309,142
Izea Worldwide, Inc. (a)	31,302	33,806
JOYY, Inc. ADR	31,154	1,442,119
Kanzhun Ltd. ADR (b)	32,308	1,043,548
Kubient, Inc. (a)(b)	6,524	12,657
Leafly Holdings, Inc. (a)(b)	2,396	17,754
Liberty TripAdvisor Holdings, Inc. (a)	95,096	201,604
Luokung Technology Corp. (a)(b)	210,130	116,622
Match Group, Inc. (a)	156,282	17,423,880
Meta Platforms, Inc. Class A (a)	1,306,880	275,790,886
NerdWallet, Inc. (b)	18,668	213,749
Outbrain, Inc.	26,490	345,430
Professional Diversity Network, Inc. (a)(b)	1,922	1,787
QuinStreet, Inc. (a)	29,776	334,980
Qutoutiao, Inc. ADR (a)(b)	6,320	11,123
So-Young International, Inc. ADR (a)(b)	62,527	138,185
Society Pass, Inc. (b)	9,864	25,745
Sohu.Com Ltd. ADR (a)(b)	24,154	442,984
Super League Gaming, Inc. (a)(b)	10,938	24,501
Taboola.com Ltd. (a)	131,514	869,308
Travelzoo, Inc. (a)	6,862	66,973
TripAdvisor, Inc. (a)	69,482	1,767,622
Trivago NV ADR (a)	43,707	98,341
TrueCar, Inc. (a)	56,073	187,284
Vimeo, Inc. (a)	84,137	1,092,940
Weibo Corp. sponsored ADR (a)(b)	41,806	1,146,739
Wejo Group Ltd. (a)(b)	49,881	170,593
Yandex NV Series A (a)(c)	178,045	3,163,098
Ziff Davis, Inc. (a)	26,561	2,672,037
Zoominfo Technologies, Inc. (a)	223,211	12,207,410
		1,274,475,458
Media - 2.3%
AdTheorent Holding Co., Inc. Class A (a)(b)	35,962	284,100
Advantage Solutions, Inc. Class A (a)	177,154	1,394,202
AirNet Technology, Inc. ADR (a)	5,468	7,546
AMC Networks, Inc. Class A (a)	16,393	679,490
Baosheng Media Group Holding Ltd. (b)	3,117	2,074
Beasley Broadcast Group, Inc. Class A (a)	286,682	536,095
BuzzFeed, Inc. (a)(b)	60,546	271,246
Cardlytics, Inc. (a)(b)	18,078	1,048,524
Charter Communications, Inc. Class A (a)	99,377	59,803,091
Comcast Corp. Class A	2,519,829	117,827,204
comScore, Inc. (a)(b)	21,501	56,333
Criteo SA sponsored ADR (a)	32,862	1,092,990
Cumulus Media, Inc. (a)	11,565	132,535
Daily Journal Corp. (a)	1,070	345,995
Discovery Communications, Inc.:
Class A (a)	59,780	1,676,829
Class C (non-vtg.) (a)	199,370	5,576,379
DISH Network Corp. Class A (a)	159,562	5,099,602
E.W. Scripps Co. Class A (a)	39,165	871,813
Fluent, Inc. (a)	46,702	66,317
Fox Corp.:
Class A	187,920	7,860,694
Class B	124,719	4,771,749
Gambling.com Group Ltd. (b)	13,722	150,942
Hemisphere Media Group, Inc. (a)	12,950	69,283
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	34,351	83,129
iHeartMedia, Inc. (a)	66,104	1,417,931
Insignia Systems, Inc. (a)(b)	1,817	14,881
Integral Ad Science Holding Corp.	82,513	1,543,818
Lee Enterprises, Inc. (a)	2,469	82,218
Liberty Broadband Corp.:
Class A (a)	15,530	2,248,899
Class C (a)	81,028	11,886,808
Liberty Media Corp.:
Liberty Braves Class A (a)	14,692	376,556
Liberty Braves Class C (a)	16,026	395,842
Liberty Formula One Group Series C (a)	111,860	6,793,258
Liberty Media Class A (a)	14,368	806,907
Liberty SiriusXM Series A	56,950	2,868,002
Liberty SiriusXM Series C (a)	128,678	6,475,077
Loyalty Ventures, Inc. (a)	13,075	313,800
Magnite, Inc. (a)	72,108	1,051,335
Marchex, Inc. Class B (a)	34,542	67,357
Mediaco Holding, Inc. (a)(b)	911	5,293
National CineMedia, Inc.	42,414	125,970
News Corp.:
Class A	214,018	4,776,882
Class B	111,410	2,498,926
Nexstar Broadcasting Group, Inc. Class A	24,021	4,445,086
Nextplay Technologies, Inc. (a)	42,448	25,121
Paramount Global Class B	344,759	10,553,073
Perion Network Ltd. (a)	18,565	424,582
PubMatic, Inc. (a)(b)	13,474	412,304
Saga Communications, Inc. Class A	1,013	23,319
Salem Communications Corp. Class A (a)	18,198	64,967
Scholastic Corp.	19,973	840,464
Sinclair Broadcast Group, Inc. Class A (b)	30,567	917,010
Sirius XM Holdings, Inc. (b)	2,208,947	13,607,114
Stagwell, Inc. (a)	65,065	493,193
Stran & Co., Inc. unit (a)(b)(d)	1,570	2,685
TechTarget, Inc. (a)(b)	15,882	1,244,831
Thryv Holdings, Inc. (a)	18,106	550,422
Tremor International Ltd. ADR (b)	2,322	34,784
Troika Media Group, Inc. (a)(b)	13,068	12,863
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	13,669
Urban One, Inc.:
Class A (a)	4,568	24,302
Class D (non-vtg.) (a)	21,932	98,694
ViacomCBS, Inc. Class A (b)	12,607	429,268
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	77,108
Xcel Brands, Inc. (a)	4,288	5,317
ZW Data Action Technologies, Inc. (a)(b)	12,732	9,040
		287,767,138
Wireless Telecommunication Services - 0.7%
FingerMotion, Inc. (a)(b)	1,953	5,859
Gogo, Inc. (a)(b)	62,035	883,378
Millicom International Cellular SA (a)(b)	60,346	1,401,838
NII Holdings, Inc. (a)(c)	5,182	1,347
Partner Communications Co. Ltd. ADR (a)	5,513	43,057
Shenandoah Telecommunications Co.	28,888	645,647
Spok Holdings, Inc.	20,912	183,189
SurgePays, Inc. (a)(b)	26,205	78,877
T-Mobile U.S., Inc. (a)	689,914	85,004,304
uCloudlink Group, Inc. ADR (a)(b)	12,409	20,723
VEON Ltd. sponsored ADR (a)	970,358	500,025
Vodafone Group PLC sponsored ADR	216,569	3,833,271
		92,601,515
TOTAL COMMUNICATION SERVICES		1,880,501,434
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	51,182
Dorman Products, Inc. (a)	17,959	1,677,730
Foresight Autonomous Holdings Ltd. ADR (a)	2,169	2,646
Fox Factory Holding Corp. (a)	23,255	2,744,555
Garrett Motion, Inc. (a)	40,129	290,935
Gentex Corp.	133,358	4,036,747
Gentherm, Inc. (a)	17,553	1,489,197
Kandi Technolgies, Inc. (a)(b)	39,238	127,131
Luminar Technologies, Inc. (a)(b)	141,016	1,978,454
Motorcar Parts of America, Inc. (a)	12,691	204,960
Patrick Industries, Inc.	13,038	930,131
REE Automotive Ltd. (a)(b)	118,453	309,162
Solid Power, Inc. (a)(b)	73,265	582,457
Strattec Security Corp. (a)	1,858	70,604
Sypris Solutions, Inc. (a)	6,622	16,621
The Goodyear Tire & Rubber Co. (a)	155,651	2,411,034
Visteon Corp. (a)	15,401	1,850,738
XPEL, Inc. (a)(b)	15,108	1,096,841
		19,871,125
Automobiles - 4.4%
Arcimoto, Inc. (a)(b)	23,185	136,328
Arrival SA (a)(b)	334,625	1,167,841
AYRO, Inc. (a)	18,733	23,791
Canoo, Inc. (a)(b)	128,439	737,240
ElectraMeccanica Vehicles Corp. (a)(b)	60,611	117,585
Electric Last Mile Solutions, Inc. (a)(b)	69,404	151,301
Faraday Future Intelligent Electric, Inc. (a)(b)	8,063	46,362
Li Auto, Inc. ADR (a)	241,857	7,364,546
Lordstown Motors Corp. Class A (a)(b)	95,495	245,422
Lucid Group, Inc. Class A (a)(b)	912,262	26,437,353
Mullen Automotive, Inc. (a)(b)	2,849	4,815
Niu Technologies ADR (a)(b)	25,651	319,098
Rivian Automotive, Inc. (b)	494,767	33,426,459
Sono Group NV (b)	38,128	197,122
Tesla, Inc. (a)	554,538	482,686,511
Volcon, Inc.	2,752	5,146
Workhorse Group, Inc. (a)(b)	81,106	253,862
		553,320,782
Distributors - 0.1%
Educational Development Corp.	7,081	55,798
Funko, Inc. (a)	21,098	368,371
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	91,763
LKQ Corp.	161,015	7,559,654
Pool Corp.	22,151	10,158,006
Weyco Group, Inc.	6,799	168,955
		18,402,547
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	18,055	27,624
2U, Inc. (a)(b)	41,387	434,564
Afya Ltd. (a)	26,135	337,142
American Public Education, Inc. (a)	10,578	211,137
Amesite, Inc. (a)(b)	8,501	5,612
Arco Platform Ltd. Class A (a)(b)	15,764	304,560
Aspen Group, Inc. (a)(b)	21,449	26,382
ATA Creativity Global ADR (a)	4,528	6,068
China Liberal Education Holdings Ltd. (a)(b)	48,266	50,679
Duolingo, Inc. (a)(b)	8,259	712,669
E-Home Household Service Holdings Ltd. (b)	18,833	11,413
Elite Education Group International Ltd. (a)(b)	1,797	4,313
European Wax Center, Inc. (b)	18,529	460,816
Frontdoor, Inc. (a)	47,662	1,432,243
Grand Canyon Education, Inc. (a)	21,033	1,826,295
Hailiang Education Group, Inc. ADR (a)(b)	2,666	36,604
Houghton Mifflin Harcourt Co. (a)	73,089	1,531,215
Laureate Education, Inc. Class A	86,383	936,392
Lincoln Educational Services Corp. (a)	18,674	143,977
OneSpaWorld Holdings Ltd. (a)	39,121	404,511
Perdoceo Education Corp. (a)	37,144	388,898
RISE Education Cayman Ltd. ADR (a)(b)	9,767	7,482
Rover Group, Inc. Class A (a)	96,477	550,884
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	10,904
Strategic Education, Inc.	13,286	784,140
Tarena International, Inc. ADR (a)(b)	4,607	11,518
Udemy, Inc.	76,474	1,008,692
Vasta Platform Ltd. (a)	9,735	58,410
Vitru Ltd. (a)(b)	12,318	190,929
Wah Fu Education Group Ltd. (a)(b)	1,782	5,845
WW International, Inc. (a)	37,856	385,753
Xpresspa Group, Inc. (a)(b)	121,824	130,352
Zhongchao, Inc. (a)(b)	5,917	10,236
Zovio, Inc. (a)	7,483	8,306
		12,456,565
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	191,513	29,012,304
Allied Esports Entertainment, Inc. (a)(b)	17,647	31,765
BBQ Holdings, Inc. (a)	4,432	65,682
BJ's Restaurants, Inc. (a)	13,822	443,272
Bloomin' Brands, Inc. (b)	47,883	1,178,401
Booking Holdings, Inc. (a)	22,678	49,262,286
Bragg Gaming Group, Inc. (a)(b)	1,531	9,446
BurgerFi International, Inc. (a)	9,417	48,121
Caesars Entertainment, Inc. (a)	117,845	9,921,371
Carrols Restaurant Group, Inc.	24,770	65,393
Century Casinos, Inc. (a)	16,194	199,186
Churchill Downs, Inc.	21,349	5,142,334
Chuy's Holdings, Inc. (a)	9,648	314,525
Codere Online Luxembourg SA (a)(b)	1,358	6,844
Cracker Barrel Old Country Store, Inc.	13,041	1,751,015
Dave & Buster's Entertainment, Inc. (a)	26,022	1,127,793
Del Taco Restaurants, Inc.	26,399	329,460
Denny's Corp. (a)	38,087	602,536
DraftKings, Inc. Class A (a)(b)	219,751	5,203,704
El Pollo Loco Holdings, Inc. (a)	18,467	245,057
Elys Game Technology Corp. (a)(b)	11,486	30,208
Esports Entertainment Group, Inc. (a)(b)	10,135	8,716
Esports Technologies, Inc. (a)(b)	6,743	55,765
Expedia, Inc. (a)	80,356	15,758,615
FAT Brands, Inc.:
Class A (b)	5,101	37,594
Class B	53,810	499,895
Fiesta Restaurant Group, Inc. (a)	12,322	124,083
First Watch Restaurant Group, Inc.	28,313	410,822
Full House Resorts, Inc. (a)	16,206	142,613
GAN Ltd. (a)(b)	21,916	146,180
Golden Entertainment, Inc. (a)	16,184	921,355
Golden Nugget Online Gaming, Inc. (a)	16,070	138,202
Good Times Restaurants, Inc. (a)	9,092	37,368
Hall of Fame Resort & Entertainment Co. (a)(b)	57,261	60,697
Huazhu Group Ltd. ADR (a)	89,906	3,718,512
Inspired Entertainment, Inc. (a)	15,862	228,571
Jack in the Box, Inc.	12,571	1,084,500
Krispy Kreme, Inc. (b)	90,430	1,348,311
Kura Sushi U.S.A., Inc. Class A (a)	4,287	225,925
Lindblad Expeditions Holdings (a)	29,723	526,989
Lottery.Com, Inc. (a)	18,815	74,319
MakeMyTrip Ltd. (a)	37,977	1,066,394
Marriott International, Inc. Class A (a)	180,450	30,701,763
Melco Crown Entertainment Ltd. sponsored ADR (a)	127,867	1,281,227
Monarch Casino & Resort, Inc. (a)	10,263	799,488
Muscle Maker, Inc. (a)(b)	84,646	38,362
Nathan's Famous, Inc.	3,678	213,876
NeoGames SA (a)	14,676	331,678
Noodles & Co. (a)	27,889	190,761
Papa John's International, Inc.	19,976	2,133,836
Penn National Gaming, Inc. (a)	92,973	4,774,164
Playa Hotels & Resorts NV (a)	89,710	847,760
Portillo's, Inc. (b)	18,790	470,877
Potbelly Corp. (a)	12,369	70,380
Rave Restaurant Group, Inc. (a)	5,714	6,171
RCI Hospitality Holdings, Inc.	5,507	357,514
Red Robin Gourmet Burgers, Inc. (a)	10,497	184,222
Red Rock Resorts, Inc.	40,224	2,022,463
Ruth's Hospitality Group, Inc.	22,375	555,124
Scientific Games Corp. Class A (a)	53,198	3,347,218
SharpLink Gaming Ltd. (a)(b)	20,794	30,359
Sonder Holdings, Inc. (a)(b)	28,128	169,049
Sportradar Holding AG (b)	115,671	1,694,580
Starbucks Corp.	649,822	59,647,161
Target Hospitality Corp. (a)	58,530	184,370
Texas Roadhouse, Inc. Class A	38,296	3,634,673
The Cheesecake Factory, Inc. (a)(b)	27,723	1,186,267
The ONE Group Hospitality, Inc. (a)	15,859	186,185
Trip.com Group Ltd. ADR (a)	296,593	7,658,031
Tuniu Corp. Class A sponsored ADR (a)	16,132	16,939
Vacasa, Inc. Class A (a)(b)	115,814	863,972
Wendy's Co.	121,893	2,771,847
Wingstop, Inc. (b)	16,489	2,396,676
Wynn Resorts Ltd. (a)	60,098	5,199,679
Yatra Online, Inc. (a)	14,712	25,893
		265,598,694
Household Durables - 0.2%
Aterian, Inc. (a)(b)	25,432	76,042
Bassett Furniture Industries, Inc.	4,416	77,501
Cavco Industries, Inc. (a)	5,108	1,392,594
Cricut, Inc. (a)(b)	19,795	331,170
Dixie Group, Inc. (a)	9,905	40,313
Dream Finders Homes, Inc. (a)(b)	17,179	345,641
Flexsteel Industries, Inc.	3,070	66,281
GoPro, Inc. Class A (a)	70,308	604,649
Helen of Troy Ltd. (a)	13,721	2,821,998
Hooker Furnishings Corp.	6,220	130,620
iRobot Corp. (a)(b)	15,616	970,691
Koss Corp. (a)	4,327	33,102
Landsea Homes Corp. (a)	25,608	167,220
Legacy Housing Corp. (a)	11,580	294,943
LGI Homes, Inc. (a)	13,970	1,762,036
Lifetime Brands, Inc.	13,509	176,968
Live Ventures, Inc. (a)(b)	1,095	35,916
Lovesac (a)	8,426	358,021
Nephros, Inc. (a)	3,085	13,975
Newell Brands, Inc.	230,165	5,466,419
Nova LifeStyle, Inc. (a)(b)	6,916	9,129
Purple Innovation, Inc. (a)(b)	30,832	185,609
Snap One Holdings Corp. (a)(b)	40,295	791,394
Sonos, Inc. (a)(b)	69,375	1,900,181
Universal Electronics, Inc. (a)	7,603	252,648
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	41,646
VOXX International Corp. (a)	13,480	144,640
Vuzix Corp. (a)(b)	34,442	194,942
ZAGG, Inc. rights (a)(c)	14,972	1,347
		18,687,636
Internet & Direct Marketing Retail - 7.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	24,871	385,003
1stDibs.com, Inc. (b)	17,092	187,157
Amazon.com, Inc. (a)	279,903	859,654,888
Baozun, Inc. sponsored ADR (a)(b)	22,230	234,082
Betterware de Mexico SAPI de CV (a)(b)	23,570	420,960
CarParts.com, Inc. (a)(b)	33,968	284,312
ContextLogic, Inc. (a)(b)	430,169	1,019,501
Dada Nexus Ltd. ADR (a)	58,316	484,606
Digital Brands Group, Inc. (b)	5,316	5,901
Duluth Holdings, Inc. (a)	20,657	287,752
eBay, Inc.	345,554	18,863,793
ECMOHO Ltd. ADR (a)(b)	25,665	5,433
Etsy, Inc. (a)	69,520	10,767,953
Future FinTech Group, Inc. (a)(b)	46,446	34,974
Global-e Online Ltd. (a)(b)	78,865	3,086,776
Grab Holdings Ltd. (a)(b)	2,047,615	11,794,262
Groupon, Inc. (a)(b)	20,974	455,555
iMedia Brands, Inc. (a)	4,159	27,824
iPower, Inc. (b)	20,826	31,239
JD.com, Inc. sponsored ADR (a)	410,015	29,369,374
Jowell Global Ltd. (a)	14,581	41,556
Just Eat Takeaway.com NV ADR (a)(b)	97,041	781,180
Lands' End, Inc. (a)	21,391	362,791
Liquidity Services, Inc. (a)	22,490	387,503
Lulu's Fashion Lounge Holdings, Inc. (b)	13,349	133,090
Meiwu Technology Co. Ltd. (a)(b)	41,954	59,994
MercadoLibre, Inc. (a)	27,859	31,387,342
Molecular Data, Inc. ADR (a)(b)	333,326	51,166
Moxian (BVI), Inc. (a)(b)	7,230	11,785
Newegg Commerce, Inc. (a)(b)	202,982	1,161,057
Oriental Culture Holding Ltd. (a)(b)	19,230	103,457
Overstock.com, Inc. (a)(b)	23,881	1,358,829
Ozon Holdings PLC ADR (a)(b)(c)	50,413	548,534
PetMed Express, Inc. (b)	7,027	189,378
Pinduoduo, Inc. ADR (a)	229,754	11,915,042
Points.com, Inc. (a)	13,419	242,347
Porch Group, Inc. Class A (a)	57,115	462,632
Poshmark, Inc. (a)(b)	21,459	320,168
Qurate Retail, Inc. (b)	1,734	9,953
Qurate Retail, Inc. Series A	234,175	1,290,304
Remark Holdings, Inc. (a)(b)	77,933	59,892
Rent the Runway, Inc. Class A (b)	28,373	172,224
RumbleON, Inc. Class B (a)(b)	7,222	206,838
Secoo Holding Ltd. ADR (a)	8,591	3,435
Stitch Fix, Inc. (a)	40,597	509,492
The RealReal, Inc. (a)(b)	52,150	464,657
thredUP, Inc. (a)(b)	35,036	297,456
Trxade Health, Inc. (a)	15,392	27,090
Uxin Ltd. ADR (a)(b)	133,417	137,420
Vivid Seats, Inc. Class A (b)	33,043	385,942
Waitr Holdings, Inc. (a)(b)	145,489	80,019
Xometry, Inc. (b)	21,289	1,041,245
		991,605,163
Leisure Products - 0.2%
American Outdoor Brands, Inc. (a)	7,566	118,257
AMMO, Inc. (a)(b)	66,715	314,228
BRP, Inc. (b)	22,082	1,580,409
Clarus Corp.	17,613	401,048
Escalade, Inc.	7,721	102,303
Genius Brands International, Inc. (a)(b)	160,281	142,314
Hasbro, Inc.	75,952	7,371,142
JAKKS Pacific, Inc. (a)	7,383	114,510
Johnson Outdoors, Inc. Class A	5,547	457,461
Latham Group, Inc. (a)(b)	66,170	1,157,313
Malibu Boats, Inc. Class A (a)	11,640	810,959
MasterCraft Boat Holdings, Inc. (a)	12,347	353,618
Mattel, Inc. (a)	192,502	4,808,700
Peloton Interactive, Inc. Class A (a)(b)	164,984	4,794,435
Smith & Wesson Brands, Inc.	30,266	533,590
Vinco Ventures, Inc. (a)(b)	64,143	164,206
Vision Marine Technologies, Inc. (a)(b)	5,949	43,725
		23,268,218
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	124,415	17,676,883
Franchise Group, Inc.	22,084	930,841
Ollie's Bargain Outlet Holdings, Inc. (a)	31,875	1,376,363
Tuesday Morning Corp. (a)(b)	14,694	21,159
		20,005,246
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	51,233	1,658,412
America's Car Mart, Inc. (a)	3,745	360,194
Arhaus, Inc. (b)	62,675	418,669
Arko Corp.	75,986	634,483
Bed Bath & Beyond, Inc. (a)(b)	51,533	870,392
Big 5 Sporting Goods Corp. (b)	11,818	195,706
Brilliant Earth Group, Inc. Class A	3,097	28,183
CarLotz, Inc. Class A (a)(b)	23,047	46,555
Citi Trends, Inc. (a)(b)	5,929	221,211
Conn's, Inc. (a)(b)	16,366	300,152
DavidsTea, Inc. (a)(b)	8,243	23,493
Destination XL Group, Inc. (a)(b)	32,101	132,898
Enjoy Technology, Inc. (a)(b)	40,064	131,009
EVgo, Inc. Class A (a)(b)	38,018	394,247
Five Below, Inc. (a)	30,513	4,992,232
GrowGeneration Corp. (a)(b)	26,187	220,233
Hibbett, Inc.	9,681	436,419
JOANN, Inc. (b)	23,229	264,346
Kaixin Auto Holdings (a)(b)	69,320	67,227
Kirkland's, Inc. (a)(b)	7,395	102,347
Lazydays Holdings, Inc. (a)(b)	6,139	111,914
Leslie's, Inc. (a)(b)	104,964	2,236,783
LMP Automotive Holdings, Inc. (a)(b)	5,510	24,409
Monro, Inc.	17,865	833,938
National Vision Holdings, Inc. (a)	45,468	1,667,312
O'Reilly Automotive, Inc. (a)	37,068	24,066,028
OneWater Marine, Inc. Class A	5,957	302,675
Petco Health & Wellness Co., Inc. (a)(b)	125,762	2,203,350
Rent-A-Center, Inc.	36,954	1,049,863
Ross Stores, Inc.	195,618	17,877,529
Shift Technologies, Inc. Class A (a)(b)	47,485	95,920
Shoe Carnival, Inc.	16,794	489,713
Sleep Number Corp. (a)(b)	14,174	931,232
Smart Share Global Ltd. ADR (a)(b)	5,917	7,219
Sportsman's Warehouse Holdings, Inc. (a)	25,040	285,706
The Children's Place, Inc. (a)	8,107	510,417
The ODP Corp. (a)	30,281	1,332,364
Tile Shop Holdings, Inc.	26,904	170,302
Tractor Supply Co.	63,421	12,924,566
TravelCenters of America LLC (a)	8,015	338,473
Ulta Beauty, Inc. (a)	30,077	11,263,837
Urban Outfitters, Inc. (a)	54,234	1,491,977
Vroom, Inc. (a)(b)	70,216	426,913
Winmark Corp.	2,110	477,324
Zumiez, Inc. (a)(b)	14,145	629,311
		93,247,483
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (b)	12,169	95,892
Cenntro Electric Group Ltd. (a)(b)	128,111	184,480
Charles & Colvard Ltd. (a)	22,010	38,958
Columbia Sportswear Co.	36,791	3,411,262
Crocs, Inc. (a)	32,443	2,716,452
Crown Crafts, Inc.	9,628	64,700
Dogness (International) Corp. (a)(b)	6,992	19,787
Ever-Glory International Group, Inc. (a)(b)	13,112	22,028
Fossil Group, Inc. (a)	29,540	399,381
G-III Apparel Group Ltd. (a)	27,453	761,546
Lakeland Industries, Inc. (a)	4,176	79,720
lululemon athletica, Inc. (a)	69,115	22,112,653
PLBY Group, Inc. (a)(b)	24,061	383,051
Rocky Brands, Inc.	4,879	188,037
Steven Madden Ltd.	45,830	1,955,108
Superior Group of Companies, Inc. (b)	9,905	203,053
Toughbuilt Industries, Inc. (a)	337,566	60,323
Vera Bradley, Inc. (a)	17,686	133,706
		32,830,137
TOTAL CONSUMER DISCRETIONARY		2,049,293,596
CONSUMER STAPLES - 3.9%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	46,022	41,420
Celsius Holdings, Inc. (a)	40,832	2,608,756
Coca-Cola Bottling Co. Consolidated	3,834	1,905,230
Coca-Cola European Partners PLC	251,301	12,869,124
Eastside Distilling, Inc. (a)(b)	6,163	6,718
Keurig Dr. Pepper, Inc.	780,679	30,188,857
MGP Ingredients, Inc. (b)	11,606	923,954
Monster Beverage Corp. (a)	292,209	24,662,440
National Beverage Corp. (b)	52,067	2,291,469
PepsiCo, Inc.	762,361	124,828,990
Vintage Wine Estates, Inc. (a)(b)	37,368	298,944
Willamette Valley Vineyards, Inc. (a)	1,065	9,926
		200,635,828
Food & Staples Retailing - 1.3%
111, Inc. ADR (a)(b)	33,100	88,377
Andersons, Inc.	20,649	941,594
Bit Brother Ltd. (a)(b)	15,078	5,728
Casey's General Stores, Inc.	20,433	3,843,039
Chefs' Warehouse Holdings (a)	21,604	709,691
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	47,150	16,493
Costco Wholesale Corp.	243,463	126,418,163
G Willi-Food International Ltd. (b)	5,646	109,307
Grocery Outlet Holding Corp. (a)(b)	52,534	1,460,971
HF Foods Group, Inc. (a)	38,952	243,450
Ingles Markets, Inc. Class A	8,837	726,578
MedAvail Holdings, Inc. (a)(b)	7,040	8,448
Missfresh Ltd. ADR (b)	15,242	30,027
PriceSmart, Inc.	18,216	1,324,668
SpartanNash Co.	22,023	619,727
Sprouts Farmers Market LLC (a)	62,788	1,788,202
Village Super Market, Inc. Class A (b)	6,605	150,462
Walgreens Boots Alliance, Inc.	473,134	21,806,746
		160,291,671
Food Products - 0.8%
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	26,116
Alico, Inc.	5,485	179,524
AppHarvest, Inc. (a)(b)	45,478	173,726
Arcadia Biosciences, Inc. (a)(b)	3,696	3,678
Beyond Meat, Inc. (a)(b)	34,026	1,591,736
Bridgford Foods Corp. (a)(b)	3,580	39,452
Cal-Maine Foods, Inc. (a)	24,897	1,102,190
Calavo Growers, Inc.	15,265	651,663
China Xiangtai Food Co. Ltd. (a)(b)	30,160	30,763
Farmer Brothers Co. (a)	13,797	84,438
Farmmi, Inc. (a)(b)	104,235	18,189
Freshpet, Inc. (a)	24,354	2,319,231
Hostess Brands, Inc. Class A (a)	69,302	1,492,765
J&J Snack Foods Corp.	12,195	1,996,565
John B. Sanfilippo & Son, Inc.	5,270	419,070
Lancaster Colony Corp.	14,330	2,410,449
Landec Corp. (a)	22,245	256,262
Lifeway Foods, Inc. (a)	9,131	57,434
Limoneira Co.	11,551	168,645
MamaMancini's Holdings, Inc. (a)	12,805	22,153
MeaTech 3D Ltd. ADR (b)	3,942	19,513
Mission Produce, Inc. (a)	38,524	500,042
Mondelez International, Inc.	766,556	50,194,087
Nuzee, Inc. (a)(b)	508,526	1,139,098
Oatly Group AB ADR (a)(b)	49,894	336,785
Origin Agritech Ltd. (a)(b)	9,462	58,002
Pilgrim's Pride Corp. (a)	134,622	3,174,387
Pingtan Marine Enterprise Ltd. (a)(b)	62,069	39,699
RiceBran Technologies (a)	20,420	6,943
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	12,960
S&W Seed Co. (a)	18,677	42,957
Sanderson Farms, Inc.	12,041	2,150,402
Seneca Foods Corp. Class A (a)	5,752	286,162
Sovos Brands, Inc.	53,732	652,306
Stryve Foods, Inc. (a)(b)	15,166	41,707
SunOpta, Inc. (a)	82,028	437,209
Tattooed Chef, Inc. (a)(b)	50,860	617,440
TDH Holdings, Inc. (a)(b)	36,559	15,611
The Hain Celestial Group, Inc. (a)	48,663	1,769,387
The Kraft Heinz Co.	665,753	26,110,833
The Simply Good Foods Co. (a)	53,130	2,105,542
The Very Good Food Co., Inc. (a)	42,576	22,352
The Vita Coco Co., Inc. (b)	24,814	287,594
Village Farms International, Inc. (a)	49,233	262,412
Vital Farms, Inc. (a)(b)	18,438	262,742
Whole Earth Brands, Inc. Class A (a)	19,675	186,716
		103,776,937
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,332,915
Ocean Bio-Chem, Inc. (b)	6,206	53,930
Reynolds Consumer Products, Inc. (b)	120,924	3,599,907
WD-40 Co.	7,823	1,657,615
		6,644,367
Personal Products - 0.1%
DSwiss, Inc. (a)(c)(e)	7,648	0
Flora Growth Corp. (b)	20,412	41,845
Grove, Inc. (b)	5,359	25,187
Guardion Health Sciences, Inc. (a)	26,340	4,989
Happiness Development Group Lt (a)(b)	6,115	2,175
Inter Parfums, Inc.	18,677	1,734,720
Jupiter Wellness, Inc. (a)(b)	6,237	7,048
Lifemd, Inc. (a)	11,075	41,199
LifeVantage Corp. (a)	9,383	52,357
Mannatech, Inc.	1,514	53,141
Natural Alternatives International, Inc. (a)	4,379	48,432
Natural Health Trends Corp. (b)	3,553	24,942
Nature's Sunshine Products, Inc.	13,052	228,802
Neptune Technologies & Bioressources, Inc. (a)(b)	31,439	12,887
Newage, Inc. (a)	69,635	47,129
Olaplex Holdings, Inc.	357,828	6,004,354
Shineco, Inc. (a)(b)	3,572	11,788
Summer Infant, Inc. (a)(b)	1,330	10,906
The Beauty Health Co. (a)	82,111	1,591,311
The Honest Co., Inc.	45,448	262,689
Thorne HealthTech, Inc.	13,379	59,938
United-Guardian, Inc.	2,521	50,319
Veru, Inc. (a)(b)	43,597	243,707
		10,559,865
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	75,999	177,838
TOTAL CONSUMER STAPLES		482,086,506
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	478,354	14,054,041
Championx Corp.	111,772	2,393,039
CSI Compressco LP	45,237	63,784
DMC Global, Inc. (a)	9,930	291,942
ENGlobal Corp. (a)	17,757	23,617
Geospace Technologies Corp. (a)	17,265	101,691
Gulf Island Fabrication, Inc. (a)	18,749	71,246
KLX Energy Services Holdings, Inc. (a)(b)	16,569	111,012
Mammoth Energy Services, Inc. (a)	23,054	34,466
MIND Technology, Inc. (a)	6,775	7,859
NCS Multistage Holdings, Inc. (a)	2,198	91,613
Patterson-UTI Energy, Inc. (b)	110,526	1,594,890
Profire Energy, Inc. (a)	47,414	58,793
Recon Technology Ltd. (a)	15,122	15,727
Smart Sand, Inc. (a)	20,180	68,814
U.S. Well Services, Inc. (a)(b)	16,369	20,625
Weatherford International PLC (a)	38,962	1,106,521
		20,109,680
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)(b)	18,211	233,465
Alliance Resource Partners LP	67,798	889,510
Alto Ingredients, Inc. (a)(b)	38,730	225,796
American Resources Corp. (a)(b)	86,855	165,893
Amplify Energy Corp. warrants 5/4/22 (a)	717	8
APA Corp.	201,731	7,187,676
Berry Corp.	36,136	361,360
Blueknight Energy Partners LP	36,546	124,987
Brooge Energy Ltd. (a)(b)	37,918	299,173
Calumet Specialty Products Partners LP (a)	49,250	763,375
Centennial Resource Development, Inc. Class A (a)(b)	148,568	1,304,427
Chesapeake Energy Corp. (b)	64,015	4,945,159
Clean Energy Fuels Corp. (a)(b)	121,128	880,601
Crestwood Equity Partners LP	1	31
Diamondback Energy, Inc.	100,303	13,851,844
Dorchester Minerals LP	21,696	510,724
Ecoark Holdings, Inc. (a)(b)	13,299	29,258
Epsilon Energy Ltd.	2,419	14,611
Falcon Minerals Corp.	44,617	256,102
Gevo, Inc. (a)(b)	109,249	387,834
Golar LNG Ltd. (a)	58,331	1,014,959
Green Plains Partners LP	18,721	251,610
Green Plains, Inc. (a)	29,304	959,413
Hallador Energy Co. (a)	39,386	135,094
HighPeak Energy, Inc. (b)	51,002	1,078,182
Imperial Petroleum, Inc. (a)(b)	4,896	11,604
Kinetik Holdings, Inc.	3,519	239,292
Lightbridge Corp. (a)(b)	12,328	101,706
Marine Petroleum Trust	339	1,648
Martin Midstream Partners LP	33,068	108,794
National Energy Services Reunited Corp. (a)	46,953	418,351
New Fortress Energy, Inc.	113,144	3,121,643
Nextdecade Corp. (a)	116,445	394,749
Oasis Petroleum, Inc.	10,731	1,421,965
PDC Energy, Inc.	53,812	3,471,950
Plains All American Pipeline LP	394,723	4,172,222
Plains GP Holdings LP Class A	107,827	1,219,523
PrimeEnergy Corp. (a)	938	69,600
Ranger Oil Corp. (a)	12,018	405,728
Rattler Midstream LP (b)	28,222	389,746
Renewable Energy Group, Inc. (a)	26,866	1,652,259
Stabilis Solutions, Inc. (a)	3,378	16,248
StealthGas, Inc. (a)	39,172	83,828
Top Ships, Inc. (a)(b)	40,167	39,223
TORM PLC (a)(b)	42,268	332,226
TransGlobe Energy Corp. (a)	74,495	290,531
U.S. Energy Corp. (a)	15,098	59,184
Uranium Royalty Corp. (a)	39,652	163,366
Vertex Energy, Inc. (a)(b)	32,871	218,592
Viper Energy Partners LP	40,566	1,193,046
		55,468,116
TOTAL ENERGY		75,577,796
FINANCIALS - 5.0%
Banks - 2.0%
1st Source Corp.	12,820	619,078
ACNB Corp.	4,529	145,743
Allegiance Bancshares, Inc.	13,633	584,174
Amalgamated Financial Corp.	18,900	324,513
Amerant Bancorp, Inc. Class A	21,076	683,916
American National Bankshares, Inc.	6,531	252,097
Ameris Bancorp	37,718	1,867,041
Ames National Corp.	6,067	145,365
Arrow Financial Corp.	10,017	344,084
Atlantic Capital Bancshares, Inc. (a)	11,226	363,049
Atlantic Union Bankshares Corp.	43,652	1,773,581
Auburn National Bancorp., Inc.	551	17,560
BancFirst Corp.	18,889	1,475,798
Bancorp, Inc., Delaware (a)	35,449	1,038,656
Bank First National Corp.	3,233	227,700
Bank of Marin Bancorp	11,894	420,096
Bank OZK	70,392	3,309,832
Bank7 Corp.	2,512	60,916
BankFinancial Corp.	14,628	159,591
Bankwell Financial Group, Inc.	4,285	149,332
Banner Corp.	18,237	1,123,582
BayCom Corp.	3,947	88,650
BCB Bancorp, Inc.	9,394	171,159
BOK Financial Corp.	38,544	3,958,469
Brookline Bancorp, Inc., Delaware	42,470	727,936
Business First Bancshares, Inc.	8,715	228,246
C & F Financial Corp.	2,765	139,162
California Bancorp, Inc. (a)	2,203	49,612
Cambridge Bancorp	2,788	245,762
Camden National Corp.	8,189	389,387
Capital Bancorp, Inc.	5,877	145,808
Capital City Bank Group, Inc.	16,718	469,274
Capstar Financial Holdings, Inc.	13,933	298,166
Carter Bankshares, Inc. (a)	17,756	295,815
Cathay General Bancorp	45,999	2,163,333
CB Financial Services, Inc.	591	14,864
CBTX, Inc.	13,467	404,818
Central Valley Community Bancorp	8,707	200,870
Chemung Financial Corp.	4,490	205,777
ChoiceOne Financial Services, Inc.	2,947	75,031
Citizens & Northern Corp.	4,121	102,077
Citizens Community Bancorp, Inc.	6,202	98,612
Citizens Holding Co.	2,179	39,113
City Holding Co.	8,728	695,360
Civista Bancshares, Inc.	12,037	293,582
CleanTech Acquisition Corp. (a)	6,031	60,551
CNB Financial Corp., Pennsylvania	11,686	305,589
Coastal Financial Corp. of Washington (a)	5,404	257,230
Codorus Valley Bancorp, Inc.	7,465	166,395
Colony Bankcorp, Inc.	7,282	133,188
Columbia Banking Systems, Inc.	32,469	1,189,339
Commerce Bancshares, Inc.	69,177	4,965,525
Community Financial Corp.	4,047	163,135
Community Trust Bancorp, Inc.	8,039	339,889
ConnectOne Bancorp, Inc.	23,646	780,318
CrossFirst Bankshares, Inc. (a)	26,193	412,016
CVB Financial Corp.	76,652	1,807,454
DILA Capital Acquisition Corp. Class A (a)	4,041	39,723
Dime Community Bancshares, Inc.	25,727	874,461
Eagle Bancorp Montana, Inc.	2,880	63,648
Eagle Bancorp, Inc.	17,724	1,062,022
East West Bancorp, Inc.	79,134	6,928,973
Eastern Bankshares, Inc.	100,469	2,196,252
Enterprise Bancorp, Inc.	7,478	301,289
Enterprise Financial Services Corp.	22,406	1,107,753
Equity Bancshares, Inc.	7,783	244,775
Esquire Financial Holdings, Inc. (a)	2,459	82,991
Farmers & Merchants Bancorp, Inc.	7,012	233,850
Farmers National Banc Corp.	18,770	323,407
Fidelity D & D Bancorp, Inc. (b)	2,330	114,986
Fifth Third Bancorp	384,031	18,372,043
Financial Institutions, Inc.	9,689	309,467
First Bancorp, North Carolina	21,088	946,429
First Bancshares, Inc.	9,721	343,249
First Bank Hamilton New Jersey	14,532	211,731
First Busey Corp.	27,899	765,828
First Business Finance Services, Inc.	4,740	156,183
First Capital, Inc. (b)	2,233	87,980
First Citizens Bancshares, Inc.	8,292	6,537,827
First Community Bankshares, Inc.	10,669	312,922
First Community Corp.	3,875	79,205
First Financial Bancorp, Ohio (b)	55,952	1,375,300
First Financial Bankshares, Inc.	80,098	3,838,296
First Financial Corp., Indiana	8,773	408,032
First Financial Northwest, Inc.	10,995	184,936
First Foundation, Inc.	27,783	740,973
First Guaranty Bancshares, Inc.	8,053	170,401
First Hawaiian, Inc.	72,880	2,118,622
First Internet Bancorp	8,345	407,904
First Interstate Bancsystem, Inc.	23,864	968,878
First Merchants Corp.	29,303	1,281,713
First Mid-Illinois Bancshares, Inc.	11,244	450,547
First Northwest Bancorp	7,546	172,502
First of Long Island Corp.	15,039	327,399
First Savings Financial Group, Inc.	2,781	70,916
First U.S. Bancshares, Inc.	3,641	40,051
First Western Financial, Inc. (a)	2,387	79,225
Five Star Bancorp	8,691	264,293
Flushing Financial Corp.	19,436	456,552
FNCB Bancorp, Inc.	3,698	34,354
Franklin Financial Services Corp.	854	28,455
Fulton Financial Corp.	91,810	1,654,416
FVCBankcorp, Inc. (a)	5,834	121,872
German American Bancorp, Inc.	16,332	649,687
Great Southern Bancorp, Inc.	7,786	478,216
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	277,357
Guaranty Bancshares, Inc. Texas	8,980	314,031
Hancock Whitney Corp.	50,242	2,797,475
Hanmi Financial Corp.	18,233	476,246
HarborOne Bancorp, Inc.	36,797	544,228
Hawthorn Bancshares, Inc.	2,756	72,042
HBT Financial, Inc.	16,600	317,724
Heartland Financial U.S.A., Inc.	20,061	995,427
Heritage Commerce Corp.	41,991	499,273
Heritage Financial Corp., Washington	21,942	575,319
HomeStreet, Inc.	11,829	608,720
HomeTrust Bancshares, Inc.	11,346	341,288
Hope Bancorp, Inc.	64,741	1,098,007
Horizon Bancorp, Inc. Indiana	24,746	496,900
Huntington Bancshares, Inc.	811,939	12,601,293
Independent Bank Corp.	26,861	2,310,315
Independent Bank Corp.	10,908	259,610
Independent Bank Group, Inc.	23,847	1,839,796
International Bancshares Corp.	38,873	1,671,928
Investar Holding Corp.	8,715	177,350
Investors Bancorp, Inc.	139,317	2,332,167
Lakeland Bancorp, Inc.	32,751	590,828
Lakeland Financial Corp.	13,946	1,118,609
Landmark Bancorp, Inc.	2,919	78,346
LCNB Corp.	12,147	220,954
Level One Bancorp, Inc.	2,843	117,132
Limestone Bancorp, Inc.	621	11,600
Live Oak Bancshares, Inc. (b)	24,006	1,535,184
Logistics Innovation Technologies Corp. Class A (a)	1,844	17,813
Macatawa Bank Corp.	20,908	191,935
Mainstreet Bancshares, Inc.	1,715	42,944
Mercantile Bank Corp.	10,866	400,629
Meridian Bank/Malvern, PA	1,866	66,056
Meta Financial Group, Inc.	18,838	1,043,437
Metrocity Bankshares, Inc.	10,365	251,973
Mid Penn Bancorp, Inc.	7,980	223,360
Middlefield Banc Corp.	1,133	28,914
Midland States Bancorp, Inc.	11,372	333,882
MidWestOne Financial Group, Inc.	11,723	353,917
MVB Financial Corp.	5,314	204,695
National Bankshares, Inc.	4,034	149,944
NBT Bancorp, Inc.	24,469	938,876
Nicolet Bankshares, Inc. (a)	6,031	574,513
Northeast Bank	7,547	274,862
Northrim Bancorp, Inc.	5,057	226,503
Northwest Bancshares, Inc.	81,605	1,148,998
Norwood Financial Corp.	3,432	96,474
Oak Valley Bancorp Oakdale California	5,385	102,315
OceanFirst Financial Corp.	33,684	753,848
Old National Bancorp, Indiana	151,243	2,764,722
Old Point Financial Corp.	2,955	73,136
Old Second Bancorp, Inc.	19,988	284,429
OptimumBank Holdings, Inc. (a)	3,813	15,405
Orange County Bancorp, Inc.	1,054	43,203
Origin Bancorp, Inc.	13,756	635,252
Orrstown Financial Services, Inc.	7,486	182,808
Pacific Premier Bancorp, Inc.	54,299	2,101,914
PacWest Bancorp	66,795	3,301,009
Parke Bancorp, Inc.	4,103	96,790
Partners Bancorp	4,331	43,267
Patriot National Bancorp, Inc. (a)	1,781	29,387
PCB Bancorp	9,838	231,488
Peapack-Gladstone Financial Corp.	10,114	381,500
Penns Woods Bancorp, Inc.	4,912	121,130
Peoples Bancorp of North Carolina	3,497	99,630
Peoples Bancorp, Inc.	18,541	579,962
Peoples Financial Services Corp.	4,449	212,618
Peoples United Financial, Inc.	225,264	4,748,565
Pinnacle Financial Partners, Inc.	41,330	4,177,636
Plumas Bancorp	1,220	48,324
Popular, Inc.	43,488	3,994,373
Preferred Bank, Los Angeles	7,653	600,607
Premier Financial Corp.	24,001	736,111
Primis Financial Corp.	16,511	236,107
Professional Holdings Corp. (A Shares) (a)	5,287	112,666
QCR Holdings, Inc.	7,969	445,148
RBB Bancorp	8,755	211,171
Red River Bancshares, Inc.	3,386	173,363
Renasant Corp.	30,122	1,099,754
Republic Bancorp, Inc., Kentucky Class A	10,388	476,601
Republic First Bancorp, Inc. (a)	41,243	214,051
Richmond Mutual Bancorp., Inc.	1,852	32,447
S&T Bancorp, Inc.	26,065	810,361
Salisbury Bancorp, Inc.	1,630	90,025
Sandy Spring Bancorp, Inc.	26,534	1,249,486
SB Financial Group, Inc.	4,710	89,490
Seacoast Banking Corp., Florida	34,186	1,252,917
Shore Bancshares, Inc.	11,308	238,373
Sierra Bancorp	9,675	259,677
Signature Bank	33,345	11,500,357
Simmons First National Corp. Class A	59,561	1,698,680
SmartFinancial, Inc.	10,154	264,918
Sound Financial Bancorp, Inc.	1,189	45,194
South Plains Financial, Inc.	6,245	172,799
Southern First Bancshares, Inc. (a)	4,670	266,470
Southern States Bancshares, Inc. (b)	3,439	72,219
Southside Bancshares, Inc.	16,588	691,554
Southstate Corp.	39,778	3,580,020
Spirit of Texas Bancshares, Inc.	8,516	242,961
Stock Yards Bancorp, Inc.	13,953	746,067
Summit Financial Group, Inc.	11,557	315,159
Summit State Bank	3,743	60,824
SVB Financial Group (a)	32,405	19,637,430
Texas Capital Bancshares, Inc. (a)	28,839	1,920,677
The Bank of Princeton	4,666	139,000
The First Bancorp, Inc.	6,787	202,253
Third Coast Bancshares, Inc.	3,008	69,996
TowneBank	42,448	1,323,529
Trico Bancshares	18,864	818,698
TriState Capital Holdings, Inc. (a)	23,090	766,588
Triumph Bancorp, Inc. (a)	13,714	1,375,788
Trustmark Corp.	33,488	1,054,537
UMB Financial Corp.	26,643	2,713,856
Umpqua Holdings Corp.	122,454	2,614,393
Union Bankshares, Inc.	2,283	70,339
United Bancshares, Inc.	546	17,745
United Bankshares, Inc., West Virginia	67,478	2,471,044
United Community Bank, Inc.	58,004	2,242,435
United Security Bancshares, California	1,456	12,245
Unity Bancorp, Inc.	6,284	178,151
Univest Corp. of Pennsylvania	13,955	404,416
USCB Financial Holdings, Inc. (a)	2,062	27,425
Valley National Bancorp	208,971	2,919,325
Veritex Holdings, Inc.	24,936	1,013,150
VersaBank	1,224	14,039
Virginia National Bank Corp.	1,549	53,673
Washington Trust Bancorp, Inc.	8,141	441,812
WesBanco, Inc.	35,638	1,302,213
West Bancorp., Inc.	9,814	283,625
Westamerica Bancorp.	15,600	925,392
Wintrust Financial Corp.	31,710	3,150,706
Zions Bancorp NA	90,451	6,412,071
		243,621,463
Capital Markets - 1.6%
ABG Acquisition Corp. I Class A (a)	15,211	148,003
AGM Group Holdings, Inc. (a)(b)	12,918	21,702
Agrico Acquisition Corp. Class A (a)	5,152	52,087
Alberton Acquisition Corp. (a)	2,725	32,618
Alpha Capital Acquisition Co. (a)	280	2,768
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	76,714
ARYA Sciences Acquisition Corp. V	3,281	31,694
B. Riley Financial, Inc.	15,733	936,900
Belong Acquisition Corp. (a)	2,319	22,610
Benessere Capital Acquisition Corp. (a)	9,179	93,626
BGC Partners, Inc. Class A	186,493	854,138
Blucora, Inc. (a)	30,712	611,169
Capital Southwest Corp.	11,251	275,650
Carlyle Group LP (b)	198,752	9,315,506
Cartesian Growth Corp. Class A (a)	12,861	126,809
CF Acquisition Corp. VI (a)(b)	13,758	170,186
Chavant Capital Acquisition Corp. (a)	3,004	29,740
Clarim Acquisition Corp. Class A (a)	6,638	64,654
CME Group, Inc.	200,488	47,421,427
Coinbase Global, Inc. (a)	85,850	16,377,605
Colicity, Inc. (a)	9,693	94,216
Coliseum Acquisition Corp. Class A (a)	1,078	10,376
CONX Corp. Class A (a)	43,934	432,311
Cowen Group, Inc. Class A (b)	16,234	481,338
Crescent Capital BDC, Inc.	12,883	224,808
Deep Lake Capital Acquisition Corp. Class A (a)	16,837	164,161
Diamond Hill Investment Group, Inc.	1,539	298,381
Eqonex Ltd. (a)(b)	13,223	22,876
Fintech Acquisition Corp. V (a)(b)	13,427	132,659
Focus Financial Partners, Inc. Class A (a)	34,612	1,731,984
Forum Merger IV Corp. (a)	11,641	113,034
Freedom Holding Corp. (a)(b)	34,184	2,100,949
Frontier Acquisition Corp. (a)	6,646	64,599
FTAC Parnassus Acquisition Corp. Class A (a)	3,101	30,080
Futu Holdings Ltd. ADR (a)(b)	38,461	1,644,208
GCM Grosvenor, Inc. Class A	32,247	322,148
Glass Houses Acquisition Corp. Class A (a)	8,758	84,777
Global Consumer Acquisition Corp. (a)	150	1,493
Golden Arrow Merger Corp. Class A (a)	14,830	143,999
Goldenbridge Acquisition Ltd. (a)	7,095	71,021
Good Works II Acquisition Corp. (a)	1,091	10,725
Gores Holdings VIII, Inc. Class A (a)	13,407	133,668
Gores Technology Partners II, Inc. Class A (a)	23,332	227,020
Gores Technology Partners, Inc. Class A (a)	13,265	129,334
Hamilton Lane, Inc. Class A	20,275	1,583,478
Haymaker Acquisition Corp. III Class A (a)	13,079	128,697
Hennessy Advisors, Inc. (b)	4,729	47,810
Heritage Global, Inc. (a)	28,350	44,510
Horizon Technology Finance Corp.	7,992	124,356
Hudson Executive Investment Corp. III Class A (a)	23,176	225,734
Hywin Holdings Ltd. ADR (a)	6,913	44,727
IG Acquisition Corp. Class A (a)	41,208	405,075
Interactive Brokers Group, Inc.	54,623	3,614,950
Investcorp Credit Management BDC, Inc.	16,938	96,377
Isleworth Healthcare Acquisition Corp. (a)	18,688	184,451
Itiquira Acquisition Corp. Class A (a)	9,673	94,408
JOFF Fintech Acquisition Corp. Class A (a)	38,976	378,847
Kairos Acquisition Corp. Class A (a)	22,423	218,848
Kernel Group Holdings, Inc. (a)	21,554	210,367
Khosla Ventures Acquisition Co. (a)	46,331	450,337
KINS Technology Group, Inc. Class A (a)(b)	19,289	193,276
Kismet Acquisition Two Corp. (a)	7,900	76,867
KL Acquisition Corp. Class A (a)	18,259	178,208
Lion Group Holding Ltd. ADR (a)(b)	11,889	9,868
Logan Ridge Finance Corp. (a)	3,628	91,970
LPL Financial	44,601	8,070,551
MarketAxess Holdings, Inc.	20,996	8,008,504
MarketWise, Inc. Class A (a)	13,610	70,092
Model Performance Acquisition Corp. (a)	2,807	28,182
Morningstar, Inc.	24,319	6,825,127
Mount Rainier Acquisition Corp. (a)	4,225	42,081
NASDAQ, Inc.	94,369	16,151,254
New Mountain Finance Corp.	57,266	773,091
Newtek Business Services Corp. (b)	13,878	378,731
North Mountain Merger Corp. Class A (a)(b)	6,334	62,390
Northern Trust Corp.	115,180	13,119,002
Open Lending Corp. (a)	70,944	1,477,764
Panacea Acquisition Corp. II (a)	10,372	100,297
Pathfinder Acquisition Corp. (a)	17,794	173,314
Patria Investments Ltd. (b)	29,248	485,517
Perella Weinberg Partners Class A	23,081	253,660
PhenixFIN Corp. (a)	762	30,328
Pine Technology Acquisition Corp. Class A (a)	22,624	223,299
Pioneer Merger Corp. Class A (a)	77,380	755,616
Poema Global Holdings Corp. Class A (a)	23,438	232,505
Portage Fintech Acquisition Corp. Class A (a)	8,824	85,593
Progress Acquisition Corp. Class A (a)	2,861	28,095
Puhui Wealth Investment Management Co. Ltd. (a)(b)	11,943	15,287
Puyi, Inc. ADR (a)	12,308	88,002
Recharge Acquisition Corp. Class A (a)	2,636	26,228
Robinhood Markets, Inc. (a)(b)	400,742	4,812,911
Runway Growth Finance Corp. (b)	16,094	220,971
ScION Tech Growth II Class A (a)	10,487	102,143
SEI Investments Co.	79,812	4,675,387
Senior Connect Acquisition Corp. I Class A (a)	50,774	497,077
Shelter Acquisition Corp. I Class A (a)	3,618	35,348
Siebert Financial Corp. (a)(b)	14,080	29,427
Silvercrest Asset Management Group Class A	8,360	134,763
StepStone Group, Inc. Class A	30,224	1,043,635
StoneX Group, Inc. (a)	10,694	806,862
SVF Investment Corp. 2 (a)	26,630	259,376
SVF Investment Corp. 3 (a)	35,356	348,964
T. Rowe Price Group, Inc.	125,741	18,177,119
TCV Acquisition Corp. Class A (a)	38,580	374,998
Tio Tech A Class A (a)	7,589	73,613
TPG, Inc.	36,800	1,131,232
Tradeweb Markets, Inc. Class A	62,089	5,245,279
Trinity Capital, Inc. (b)	14,443	257,085
Twelve Seas Investment Co. II (a)	7,923	77,170
U.S. Global Investors, Inc. Class A (b)	8,407	47,247
Up Fintech Holdings Ltd. ADR (a)(b)	60,284	271,881
Value Line, Inc. (b)	5,984	353,116
Velocity Acquisition Corp. Class A (a)	8,116	78,928
Victory Capital Holdings, Inc.	15,821	524,783
Vinci Partners Investments Ltd. (b)	27,294	363,829
Virtu Financial, Inc. Class A	65,032	2,281,323
Virtus Investment Partners, Inc.	4,472	1,076,053
WisdomTree Investments, Inc. (b)	48,635	273,815
XP, Inc. Class A (a)	210,387	6,803,916
		201,621,693
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR (b)	70,727	1,326,131
7GC & Co. Holdings, Inc. Class A (a)	20,646	202,124
Atlanticus Holdings Corp. (a)(b)	9,306	495,731
Consumer Portfolio Services, Inc. (a)	14,707	173,101
Credit Acceptance Corp. (a)(b)	8,281	4,555,544
Encore Capital Group, Inc. (a)(b)	18,287	1,206,759
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	173,255
FirstCash Holdings, Inc.	19,513	1,405,717
Jiayin Group, Inc. ADR (a)	5,761	11,810
Katapult Holdings, Inc. (a)(b)	46,564	106,632
LendingTree, Inc. (a)	6,185	748,447
LexinFintech Holdings Ltd. ADR (a)	59,374	210,778
Medallion Financial Corp.	10,141	87,517
Mogo, Inc. (a)(b)	22,529	51,591
Navient Corp.	98,669	1,737,561
Nicholas Financial, Inc. (a)	5,880	65,621
Oportun Financial Corp. (a)	16,861	275,509
Pintec Technology Holdings Ltd. ADR (a)(b)	7,937	3,532
PRA Group, Inc. (a)	24,555	1,095,890
Senmiao Technology Ltd. (a)(b)	16,727	4,351
SLM Corp.	171,953	3,387,474
SoFi Technologies, Inc. (a)(b)	439,721	5,034,805
Upstart Holdings, Inc. (a)(b)	45,348	7,164,531
World Acceptance Corp. (a)(b)	3,875	761,321
		30,285,732
Diversified Financial Services - 0.4%
10X Capital Venture Acquisition Corp. II (a)	7,376	72,359
26 Capital Acquisition Corp. Class A (a)	23,758	235,442
5:01 Acquisition Corp. (a)	400	3,932
7 Acquisition Corp. Class A (a)	1,022	10,077
8i Acquisition 2 Corp. (a)	2,778	27,197
A-Mark Precious Metals, Inc.	6,348	455,152
Accretion Acquisition Corp. (a)	31,080	303,341
ACE Convergence Acquisition Corp. Class A (a)(b)	18,248	182,845
Ace Global Business Acquisition Ltd. (a)	1,698	17,252
Achari Ventures Holdings Corp. I (a)	6,078	60,051
Aequi Acquisition Corp. Class A (a)	19,142	187,496
Aesther Healthcare Acquisition Corp. Class A (a)	2,871	28,796
AF Acquisition Corp. Class A (a)	3,090	29,942
Agba Acquisition Ltd. (a)(b)	972	10,838
Agile Growth Corp. Class A (a)	6,605	64,069
Alerus Financial Corp.	7,551	217,091
Alpha Partners Technology Merger Corp. (a)	7,353	70,662
Alpine Acquisition Corp. (a)	1,573	15,793
AltEnergy Acquisition Corp. Class A (a)	611	6,012
Altitude Acquisition Corp. Class A (a)(b)	30,598	303,532
American Acquisition Opportunity, Inc. Class A (a)	2,024	20,422
Anthemis Digital Acquisitions I Corp. (a)	2,987	29,512
Anzu Special Acquisition Corp. I Class A (a)	13,497	131,326
Arbor Rapha Capital Bioholding Corp. I (a)	4,647	49,305
ArcLight Clean Transition Corp. II (a)	17,077	168,379
Arena Fortify Acquisition Corp. Class A (a)	5,339	52,856
Argus Capital Corp. Class A (a)	2,675	26,483
Aries I Acquisition Corp. Class A (a)	5,956	59,649
Armada Acquisition Corp. I (a)	5,183	50,742
Arrowroot Acquisition Corp. Class A (a)	11,073	107,408
Artemis Strategic Investment Corp. (a)	10,298	101,744
Artisan Acquisition Corp. Class A (a)(b)	1,950	19,305
Astrea Acquisition Corp. Class A (a)	5,562	54,341
Athlon Acquisition Corp. (a)	20,350	198,616
Atlantic Coastal Acquisition Corp. Class A (a)	24,695	240,282
Aurora Acquisition Corp. Class A (a)	11,702	115,850
Authentic Equity Acquisition Corp. (a)	4,802	46,844
Avalon Acquisition, Inc. Class A (a)	33,099	327,680
Avista Public Acquisition Corp. II (a)	6,982	69,750
AxonPrime Infrastructure Acquisition Corp. (a)	1,254	11,976
B. Riley Principal 150 Merger Corp. Class A (a)	22,127	218,393
B. Riley Principal 250 Merger Corp. (a)	3,432	33,119
Banner Acquisition Corp. (a)	5,512	54,128
BCLS Acquisition Corp. (a)	7,225	71,094
Better World Acquisition Corp. (a)	3,600	36,828
Big Sky Growth Partners, Inc. Class A (a)	3,099	30,029
Biotech Acquisition Co. Class A (a)	7,901	78,062
Blockchain Coinvestors Acquisition Corp. I Class A (a)	4,373	43,205
Blockchain Moon Acquisition Corp. (a)	5,729	56,259
Blue Whale Acquisition Corp. I (a)	4,169	40,398
Breeze Holdings Acquisition Corp. (a)	4,436	45,558
Bridgetown 2 Holdings Ltd. (a)(b)	24,222	241,493
Bridgetown Holdings Ltd. Class A (a)	70,587	693,870
Bright Lights Acquisition Corp. (a)	17,617	174,408
Brilliant Acquisition Corp. (a)	4,918	50,508
Broadscale Acquisition Corp. Class A (a)	21,877	216,145
Brookline Capital Acquisition Corp. (a)	1,762	17,708
Bull Horn Holdings Corp. (a)	2,844	28,582
Burgundy Technology Acquisition Corp. (a)	44,482	446,599
BYTE Acquisition Corp. Class A (a)	11,729	114,123
Cactus Acquisition Corp. 1 Ltd. (a)	3,546	34,928
Carney Technology Acquisition Corp. II Class A (a)	26,127	255,522
Cascadia Acquisition Corp. Class A (a)	2,973	28,808
Catalyst Partners Acquisition Corp. Class A (a)	9,563	92,618
CENAQ Energy Corp. (a)	3,630	36,191
CF Acquisition Corp. IV Class A (a)	37,725	370,082
CF Acquisition Corp. VIII Class A (a)	11,894	119,118
Chardan NexTech Acquisition 2 Corp. (a)	1,264	12,678
CHP Merger Corp. Class A (a)	22,204	225,593
CHW Acquisition Corp. (a)	2,733	26,838
CIIG Capital Partners II, Inc. Class A (a)	6,602	65,030
Conyers Park III Acquisition Corp. Class A (a)	4,620	45,276
Corazon Capital V838 Monoceros Corp. (a)	3,759	36,481
Corner Growth Acquisition Corp. (a)	43,389	424,778
Corner Growth Acquisition Corp. 2 Class A (a)	2,144	21,247
COVA Acquisition Corp. Class A (a)	20,529	200,158
Crixus BH3 Acquisition Co. (a)	1,091	10,681
DA32 Life Science Tech Acquision Corp.	1,340	12,891
Data Knights Acquisition Corp. Class A (a)	4,680	47,502
Decarbonization Plus Acquisition Corp. IV Class A (a)	9,586	94,614
Deep Medicine Acquisition Corp. Class A (a)	21,476	212,398
DHB Capital Corp. (a)	1,028	9,992
DHC Acquisition Corp. (a)	12,386	120,268
DiamondHead Holdings Corp. (a)(b)	20,014	195,337
Digital Health Acquisition Corp. (a)	1,431	14,238
Digital Transformation Opportunities Corp. (a)	10,892	105,652
Digital World Acquisition Corp. (a)(b)	16,488	1,517,720
Disruptive Acquisition Corp. I (a)	3,247	31,528
Dragoneer Growth Opportunities Corp. III (a)	52,306	508,414
DTRT Health Acquisition Corp. Class A (a)	5,613	56,130
Duddell Street Acquisition Corp. Class A (a)	15,055	149,346
Dune Acquisition Corp. (a)(b)	29,372	290,783
Dynamics Special Purpose Corp. (b)	37,667	372,527
E.Merge Technology Acquisition Corp. Class A (a)	89,234	881,632
East Resources Acquisition Co. (a)	9,378	92,748
Edify Acquisition Corp. (a)	21,442	209,060
Edoc Acquisition Corp. Class A (a)	1,542	15,605
EdtechX Holdings Acquisition Corp. II (a)	600	6,030
EJF Acquisition Corp. Class A (a)(b)	14,359	142,154
Endurance Acquisition Corp. Class A (a)	3,642	35,473
Epiphany Technology Acquisition Corp. Class A (a)	29,000	283,040
ESGEN Acquisition Corp. Class A (a)	5,531	55,033
Eucrates Biomedical Acquisition Corp. (a)	4,558	44,805
European Biotech Acquisition Corp. Class A (a)	1,100	10,670
Evo Acquisition Corp. Class A (a)	5,911	57,573
ExcelFin Acquisition Corp. Class A (a)	1,969	19,434
Fat Projects Acquisition Corp. (a)	20,151	197,681
Fifth Wall Acquisition Corp. III Class A	52,330	506,031
Finnovate Acquisition Corp. Class A (a)	4,358	43,013
FinServ Acquisition Corp. II Class A (a)	10,148	98,537
FinTech Acquisition Corp. VI Class A (a)	3,300	32,241
First Reserve Sustainable Growth Corp. (a)(b)	14,459	141,698
FlexShopper, Inc. (a)	5,973	9,437
Focus Impact Acquisition Corp. Class A (a)	1,644	16,210
Fortistar Sustainable Solution Corp. Class A (a)	20,963	204,599
Founder SPAC Class A (a)	4,939	49,538
FoxWayne Enterprises Acquisition Corp. Class A (a)	2,038	20,380
Frazier Lifesciences Acquisition Corp. Class A (a)	8,914	87,357
FTAC Athena Acquisition Corp. Class A (a)	6,871	66,924
FTAC Hera Acquisition Corp. (a)	44,100	429,534
Future Health ESG Corp. (a)	3,158	31,043
G3 VRM Acquisition Corp. (a)	1,711	17,230
Gaming & Hospitality Acquisition Corp. (a)	3,758	36,603
Gesher I Acquisition Corp. Class A (a)	3,590	35,038
GigInternational1, Inc. (a)	1,949	19,393
Gladstone Acquisition Corp. (a)	3,884	38,918
Glenfarne Merger Corp. (a)	1,027	9,941
Global Partner Acquisition Corp. II Class A (a)	9,231	90,002
Global Synergy Acquisition Corp. Class A (a)	13,599	134,494
Global Technology Acquisition Corp. I Class A (a)	1,386	13,777
Globalink Investment, Inc. (a)	1,692	16,632
Globis Acquisition Corp. (a)	11,364	116,140
Goal Acquisitions Corp. (a)	29,937	291,886
Gobi Acquisition Corp. Class A	4,288	41,251
Gores Guggenheim, Inc. Class A (a)(b)	43,100	476,686
Gores Holdings VII, Inc. Class A (a)	29,062	283,064
Green Visor Financial Technology Acquisition Corp. I Class A (a)	6,365	63,077
Group Nine Acquisition Corp. Class A (a)	18,015	175,826
GWG Holdings, Inc. (a)(b)	13,560	55,867
GX Acquisition Corp. II (a)	3,426	33,232
Hamilton Lane Alliance Holdings I, Inc. (a)	9,308	90,846
Health Sciences Acquisitions Corp. 2 (a)	12,421	122,719
Healthcare Capital Corp. Class A (a)(b)	4,380	47,786
Healthcare Services Acquisition Corp. (a)	278,202	2,720,816
Healthwell Acquisition Corp. I (a)	6,406	61,369
Helix Acquisition Corp. (a)(b)	5,691	56,625
Hennessy Capital Investment Corp. V Class A (a)	57,321	558,880
Hennessy Capital Investment Corp. VI Class A (a)	5,644	54,126
HHG Capital Corp. (a)	1,448	14,364
Home Plate Acquisition Corp. (a)(b)	6,074	58,796
Hudson Capital, Inc. (a)(b)	7,601	15,582
Hudson Executive Investment Corp. II (a)	10,912	106,392
HumanCo Acquisition Corp. (a)	33,766	330,569
Independence Holdings Corp. Class A (a)	22,214	216,142
Inflection Point Acquisition Corp. Class A (a)	2,705	25,887
Inspirato, Inc. (a)(b)	17,927	845,258
INSU Acquisition Corp. III (a)	15,949	156,300
Integral Acquisition Corp. 1 (a)	1,063	10,417
Intelligent Medicine Acquisition Corp. Class A (a)	4,559	45,225
International Media Acquisition Corp. (a)	6,960	68,765
InterPrivate IV InfraTech Partners, Inc. (a)	7,875	76,703
Iron Spark I, Inc. Class A	50,700	502,437
ITHAX Acquisition Corp. (a)	11,918	117,392
IX Acquisition Corp. Class A (a)(b)	3,671	35,792
Jack Creek Investment Corp. (a)	13,416	130,940
Jaws Hurricane Acquisition Corp. Class A (a)	9,560	93,019
Jaws Juggernaut Acquisition Corp. Class A (a)	2,136	20,634
Jupiter Acquisition Corp. (a)	5,254	50,386
Kadem Sustainable Impact Corp. Class A (a)	2,684	26,088
Khosla Ventures Acquisition Co. III (a)	120,282	1,167,938
Kismet Acquisition Three Corp. (a)	7,382	71,901
KludeIn I Acquisition Corp. (a)	16,700	165,330
L Catterton Asia Acquisition Corp. Class A (a)	11,998	116,621
LAMF Global Ventures Corp. I (a)	5,825	57,318
Landcadia Holdings IV, Inc. Class A (a)	30,833	300,005
LAVA Medtech Acquisition Corp. Class A (a)	1,328	13,134
Lazard Growth Acquisition Corp. I (a)	32,863	320,086
LDH Growth Corp. I Class A (a)	10,420	101,178
Lead Edge Growth Opportunities Ltd. Class A (a)	12,291	119,223
Lefteris Acquisition Corp. (a)	6,172	60,609
Legato Merger Corp. II (a)	7,301	72,061
Lerer Hippeau Acquisition Corp. Class A (a)	90,146	874,416
Levere Holdings Corp. Class A (a)	12,733	123,510
Liberty Media Acquisition Corp. (a)	47,071	470,710
Liberty Resources Acquisition Corp. Class A (a)	1,059	10,526
LightJump Acquisition Corp. (a)	1,028	10,167
Lionheart Acquisition Corp. II Class A (a)(b)	14,587	146,308
Lionheart III Corp. (a)	3,529	34,902
LM Funding America, Inc. (a)	6,078	18,052
LMF Acquisition Opportunities, Inc. (a)	1,152	11,601
Lux Health Tech Acquisition Corp. (a)(b)	47,276	464,250
Macondray Capital Acquisition Corp. I Class A (a)	4,426	43,596
Malacca Straits Acquisition Co. Ltd. Class A (a)(b)	6,813	68,743
Mallard Acquisition Corp. (a)(b)	6,724	67,576
Maquia Capital Acquisition Corp. Class A (a)	23,638	238,507
Marblegate Acquisition Corp. (a)	13,895	136,310
Marlin Technology Corp. (a)	26,389	257,689
Maxpro Capital Acquisition Corp. (a)	13,427	133,733
McLaren Technology Acquisition Corp. Class A (a)	5,544	55,274
Medicus Sciences Acquisition Corp. Class A (a)	7,814	76,108
MedTech Acquisition Corp. Class A (a)(b)	18,606	185,316
MELI Kaszek Pioneer Corp.	7,113	71,770
Mercato Partners Acquisition Corp. Class A (a)	2,234	22,094
Mercury Ecommerce Acquisition Corp. Class A (a)	3,822	37,570
Minority Equality Opportunities Acquisition, Inc. Class A (a)	1,582	15,836
Monterey Bio Acquisition Corp. (a)	13,454	133,329
Monument Circle Acquisition Corp. Class A (a)	16,211	158,381
Moringa Acquisition Corp. Class A (a)	5,285	51,529
Mountain & Co. I Acquisition Corp. (a)	6,280	62,988
Mountain Crest Acquisition Corp. III (a)	1,605	15,922
Mountain Crest Acquisition Corp. IV (a)	2,322	22,848
Mountain Crest Acquisition Corp. V (a)	17,855	174,979
MSD Acquisition Corp. Class A (a)	29,084	282,115
Mudrick Capital Acquisition Corp. II Class A (a)	19,128	191,280
Natural Order Acquisition Corp. (a)	23,611	231,506
New Vista Acquisition Corp. (a)	7,455	72,761
Newbury Street Acquisition Corp. (a)	3,186	30,936
Newcourt Acquisition Corp. Class A (a)	4,453	44,263
NightDragon Acquisition Corp. (a)	10,595	102,877
Noble Rock Acquisition Corp. Class A (a)	11,942	116,315
Nocturne Acquisition Corp. (a)	2,352	23,520
North Atlantic Acquisition Corp. Class A (a)(b)	20,192	199,497
Nova Vision Acquisition Corp. (a)	150	1,494
OCA Acquisition Corp. Class A (a)	3,453	34,634
OceanTech Acquisitions I Corp. Class A (a)	1,749	17,560
One Equity Partners Open Water I Corp. (a)	14,822	144,515
Onyx Acquisition Co. I Class A (a)	6,021	59,789
OPY Acquisition Corp. I Class A (a)	1,750	17,080
Orion Acquisition Corp. Class A (a)	8,289	80,486
Orion Biotech Opportunities Corp. Class A (a)	3,893	37,567
OTR Acquisition Corp. Class A (a)	4,547	46,334
Oxus Acquisition Corp. (a)	4,662	46,294
Oyster Enterprises Acquisition Corp. Class A (a)	7,470	72,907
Pacifico Acquisition Corp. (a)	1,928	19,145
PepperLime Health Acquisition Corp. Class A (a)	7,163	70,269
Perception Capital Corp. II Class A (a)	4,690	46,619
Phoenix Biotech Acquisition Corp. (a)	4,689	46,702
PHP Ventures Acquisition Corp. Class A (a)	1,807	17,998
Plum Acquisition Corp. I Class A (a)	6,545	63,487
Pono Capital Corp. Class A (a)	2,112	21,162
Population Health Investment Co., Inc. (a)	14,087	138,053
Powered Brands Class A (a)	11,978	116,965
Priveterra Acquisition Corp. (a)	8,159	79,387
Property Solutions Acquisition Corp. II Class A (a)	7,685	74,621
PropTech Investment Corp. II (a)	12,250	119,805
Prospector Capital Corp. Class A (a)	31,408	306,699
Provident Acquisition Corp. Class A (a)	20,322	198,546
PWP Forward Acquisition Corp. I Class A (a)	4,454	43,271
Queen's Gambit Growth Capital Class A (a)(b)	22,172	219,725
Research Alliance Corp. II (a)	9,812	95,176
Revolution Healthcare Acquisition Corp. (a)	18,769	182,435
Riverview Acquisition Corp. (a)	4,715	45,877
RMG Acquisition Corp. III Class A (a)	23,202	226,220
Rose Hill Acquisition Corp. Class A (a)	5,199	51,626
Rosecliff Acquisition Corp. I (a)	14,419	141,162
Roth CH Acquisition IV Co. (a)	4,724	46,673
RXR Acquisition Corp. (a)	8,882	86,244
Sanaby Health Acquisition Corp. I Class A (a)	6,098	60,858
Sarissa Capital Acquisition Corp. Class A (a)	5,582	54,815
Schultze Special Purpose Acquisition Corp. II Class A (a)	157,159	1,535,443
Science Strategic Acquisition Corp. Alpha (a)	11,309	110,263
ScION Tech Growth I Class A (a)	57,249	559,895
SCP & CO Healthcare Acquisition Co. (a)	4,781	46,615
Seaport Calibre Materials Acquisition Corp. (a)	2,511	24,859
SEATech Ventures Corp. (a)	3,755	5,032
Sierra Lake Acquisition Corp. Class A (a)	7,865	77,234
Silver Crest Acquisition Corp. (a)	11,979	117,155
Silver Spike Acquisition Corp. II Class A (a)	5,656	55,259
Skydeck Acquisition Corp. Class A (a)	3,706	35,837
Slam Corp. (a)	24,200	235,224
Social Capital Suvretta Holdings Corp. I	6,354	62,587
Social Capital Suvretta Holdings Corp. II	4,619	44,573
Social Capital Suvretta Holdings Corp. III	7,502	74,120
Social Capital Suvretta Holdings Corp. IV	6,040	58,528
Software Acquisition Group, Inc. III (a)	4,313	42,871
Spindletop Health Acquisition Corp. Class A (a)	2,626	26,024
SPK Acquisition Corp. (a)	4,813	47,601
Sports Ventures Acquisition Corp. Class A (a)	15,350	150,891
SportsMap Tech Acquisition Corp. (a)	7,111	70,114
SportsTek Acquisition Corp. Class A (a)	6,720	65,386
Spring Valley Acquisition Corp. (a)	10,813	108,563
Springwater Special Situations Corp. (a)	5,140	50,115
StoneBridge Acquisition Corp. (a)	1,230	12,152
Stratim Cloud Acquisition Corp. (a)	1,742	16,932
Sustainable Development Acquisition I Corp. Class A (a)	22,589	220,017
SVF Investment Corp. (a)	32,605	318,551
SWK Holdings Corp. (a)(b)	5,279	100,143
Tastemaker Acquisition Corp. Class A (a)	23,872	235,139
TB SA Acquisition Corp. (a)	6,265	60,958
Tech and Energy Transition Corp. Class A (a)	4,647	45,169
Tekkorp Digital Acquisition Corp. (a)	24,069	236,358
TG Venture Acquisition Corp. (a)	5,333	52,530
Thrive Acquisition Corp. Class A (a)	2,192	21,767
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	47,951
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	186,193
Tishman Speyer Innovation Corp. II (a)	9,063	88,274
TKB Critical Technologies 1 Class A (a)	5,281	52,520
TradeUP Acquisition Corp. (a)	1,582	15,741
Tribe Capital Growth Corp. I Class A (a)	5,303	51,492
Tuatara Capital Acquisition Corp. (a)	11,671	115,543
Turmeric Acquisition Corp. (a)	5,979	58,774
Tuscan Holdings Corp. II (a)	38,468	394,682
TZP Strategies Acquisition Corp. (a)	11,527	112,446
VectoIQ Acquisition Corp. II (a)	21,822	212,874
Vector Acquisition Corp. II Class A	200,767	1,955,471
Ventoux CCM Acquisition Corp. (a)	11,540	116,554
Venus Acquisition Corp. (a)(b)	2,403	24,318
Vickers Vantage Corp. I (a)	11,817	119,824
Vision Sensing Acquisition Corp. Class A (a)	1,085	10,785
VPC Impact Acquisition Holding II Class A (a)(b)	9,812	95,373
Waldencast Acquisition Corp. (a)	7,784	76,906
WinVest Acquisition Corp. (a)	1,876	18,460
Worldwide Webb Acquisition Corp. Class A (a)	2,530	24,693
XPAC Acquisition Corp. (a)	1,680	16,162
Z-Work Acquisition Corp. Class A (a)	5,211	50,755
Zanite Acquisition Corp. (a)(b)	31,749	324,475
Zimmer Energy Transition Acquisition Corp. (a)	12,820	124,354
		45,422,756
Insurance - 0.6%
American National Group, Inc.	15,441	2,918,812
Amerisafe, Inc.	9,587	451,548
Arch Capital Group Ltd. (a)	222,416	10,478,018
Atlantic American Corp. (b)	8,809	21,582
Brighthouse Financial, Inc. (a)	45,713	2,388,961
BRP Group, Inc. (a)	30,034	834,044
Cincinnati Financial Corp.	89,320	10,967,603
Conifer Holdings, Inc. (a)	3,312	7,187
Donegal Group, Inc. Class A	18,229	249,008
eHealth, Inc. (a)	14,424	224,149
Enstar Group Ltd. (a)	10,255	2,922,983
Erie Indemnity Co. Class A	25,749	4,508,650
Fanhua, Inc. ADR (b)	18,931	126,459
Fednat Holding Co. (a)	5,734	6,709
FG Financial Group, Inc. (a)(b)	3,213	10,217
GoHealth, Inc. (a)(b)	43,869	97,828
Goosehead Insurance (b)	10,890	947,212
Greenlight Capital Re, Ltd. (a)	7,844	56,398
Hallmark Financial Services, Inc. (a)	8,243	32,725
Health Assurance Acquisition Corp. (a)	63,913	626,347
Huize Holding Ltd. ADR (a)(b)	8,820	11,731
International General Insurance Holdings Ltd.	24,436	189,623
Investors Title Co.	1,165	223,156
James River Group Holdings Ltd.	12,402	329,893
Kingstone Companies, Inc.	5,340	28,302
Maiden Holdings Ltd. (a)	52,310	127,636
MetroMile, Inc. (a)	26,315	33,683
Midwest Holding, Inc. (a)	1,575	34,997
National Western Life Group, Inc.	1,743	371,869
NI Holdings, Inc. (a)	13,483	241,750
Oxbridge Re Holdings Ltd. (a)	5,511	32,570
Palomar Holdings, Inc. (a)	14,396	927,534
Principal Financial Group, Inc.	145,298	10,263,851
Root, Inc. (a)	62,654	113,404
Safety Insurance Group, Inc.	8,823	736,191
Selective Insurance Group, Inc.	32,232	2,681,380
Sirius International Insurance rights 3/1/23 (a)(c)	58,865	215,770
State Auto Financial Corp.	25,045	1,302,590
Tian Ruixiang Holdings Ltd. (a)(b)	1,504	1,760
Tiptree, Inc.	21,813	278,988
Trean Insurance Group, Inc. (a)	28,354	201,313
Trupanion, Inc. (a)(b)	22,228	1,992,296
Unico American Corp. (a)	851	2,800
United Fire Group, Inc.	8,472	233,912
United Insurance Holdings Corp.	1,147	4,198
Vericity, Inc. (a)	6,650	37,440
Willis Towers Watson PLC	68,745	15,282,014
		73,777,091
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	287,905	3,716,854
Manhattan Bridge Capital, Inc.	8,746	51,077
New York Mortgage Trust, Inc.	215,859	757,665
		4,525,596
Thrifts & Mortgage Finance - 0.2%
1895 Bancorp of Wisconsin, Inc.	3,059	34,291
America First Tax Exempt Investors LP	39,141	253,634
Blue Foundry Bancorp	14,520	201,683
Bogota Financial Corp. (a)(b)	8,810	91,184
Bridgewater Bancshares, Inc. (a)	11,181	188,176
Broadway Financial Corp. (a)	16,771	28,175
Capitol Federal Financial, Inc.	85,642	935,211
Carver Bancorp, Inc. (a)	7,032	51,896
Columbia Financial, Inc. (a)	65,632	1,394,024
Cullman Bancorp, Inc. (b)	1,695	19,950
Enact Holdings, Inc.	90,207	1,876,306
FS Bancorp, Inc.	6,150	196,923
Greene County Bancorp, Inc.	4,298	175,144
Guaranty Federal Bancshares, Inc.	453	14,460
Hingham Institution for Savings	1,454	523,207
HMN Financial, Inc.	3,382	83,535
Home Bancorp, Inc.	7,434	291,487
Home Point Capital, Inc. (b)	64,166	211,748
Kearny Financial Corp.	54,137	715,150
Luther Burbank Corp.	20,688	267,703
Magyar Bancorp, Inc.	3,540	42,834
Merchants Bancorp	22,140	640,953
Mr. Cooper Group, Inc. (a)	45,474	2,311,443
NMI Holdings, Inc. (a)	48,402	1,120,022
Northeast Community Bancorp, Inc.	1,901	23,515
Northfield Bancorp, Inc.	31,683	497,423
Oconee Federal Financial Corp. (b)	878	20,194
OP Bancorp	3,399	45,343
PB Bankshares, Inc. (a)	871	12,129
PCSB Financial Corp.	16,016	298,378
Pioneer Bancorp, Inc. (a)	10,879	114,882
Ponce Financial Group, Inc. (a)	13,052	137,960
Provident Bancorp, Inc.	14,544	237,940
Prudential Bancorp, Inc. (b)	6,449	92,866
Randolph Bancorp, Inc.	3,346	68,760
Riverview Bancorp, Inc.	15,015	116,667
Security National Financial Corp. Class A	7,403	72,179
Southern Missouri Bancorp, Inc.	6,368	341,197
Sterling Bancorp, Inc. (a)	23,636	146,070
TC Bancshares, Inc. (b)	3,351	46,143
Territorial Bancorp, Inc.	4,189	105,060
TFS Financial Corp.	158,932	2,728,862
Timberland Bancorp, Inc.	5,704	157,487
Trustco Bank Corp., New York	10,680	364,936
Valor Latitude Acquisition Corp. Class A (a)	2,107	20,438
Washington Federal, Inc.	41,513	1,477,033
Waterstone Financial, Inc.	16,746	327,217
Western New England Bancorp, Inc.	19,217	177,949
William Penn Bancorp, Inc.	6,289	78,613
WSFS Financial Corp.	38,651	1,964,630
		21,343,010
TOTAL FINANCIALS		620,597,341
HEALTH CARE - 8.2%
Biotechnology - 4.1%
180 Life Sciences Corp. (a)(b)	16,870	53,815
2seventy bio, Inc. (a)	12,951	192,193
4D Molecular Therapeutics, Inc. (a)	17,181	235,380
89Bio, Inc. (a)	20,110	93,109
Aadi Bioscience, Inc. (a)	11,601	202,089
Aadi Bioscience, Inc. rights (a)(c)	22,410	448
Abcam PLC ADR (a)	11,087	184,931
Abeona Therapeutics, Inc. (a)	85,883	22,158
AC Immune SA (a)(b)	37,118	151,070
ACADIA Pharmaceuticals, Inc. (a)	111,204	2,825,694
Achieve Life Sciences, Inc. (a)(b)	10,358	76,649
Achilles Therapeutics PLC ADR (a)(b)	17,591	58,226
Acorda Therapeutics, Inc. (a)(b)	6,110	12,526
Acumen Pharmaceuticals, Inc.	21,758	127,502
Acurx Pharmaceuticals, Inc. (b)	8,683	30,825
Adagene, Inc. ADR (b)	5,928	33,790
Adagio Therapeutics, Inc. (b)	61,380	410,632
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	1,572
rights (a)(c)	26,195	1,572
Adaptimmune Therapeutics PLC sponsored ADR (a)	72,769	189,199
Adicet Bio, Inc. (a)	16,194	211,818
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)(b)	88,924	32,751
ADMA Biologics, Inc. (a)	73,977	119,103
Adverum Biotechnologies, Inc. (a)	11,628	15,582
Aeglea BioTherapeutics, Inc. (a)	27,375	75,829
Aerovate Therapeutics, Inc.	13,597	132,979
Aeterna Zentaris, Inc. (a)(b)	91,492	32,352
Affimed NV (a)	64,697	285,314
Agenus, Inc. (a)	122,707	331,309
Agios Pharmaceuticals, Inc. (a)	26,065	811,403
Aikido Pharma, Inc. (a)	77,209	31,926
Aileron Therapeutics, Inc. (a)	80,786	34,463
Akebia Therapeutics, Inc. (a)	81,930	176,969
Akero Therapeutics, Inc. (a)(b)	19,689	349,086
Akouos, Inc. (a)(b)	16,836	89,904
Alaunos Therapeutics, Inc. (a)(b)	133,508	131,626
Albireo Pharma, Inc. (a)	10,788	359,672
Aldeyra Therapeutics, Inc. (a)	30,129	121,721
Alector, Inc. (a)	43,832	694,299
Aligos Therapeutics, Inc. (a)(b)	30,622	74,105
Alkermes PLC (a)	85,965	2,137,090
Allakos, Inc. (a)	29,236	163,429
Allena Pharmaceuticals, Inc. (a)(b)	79,230	36,216
Allogene Therapeutics, Inc. (a)(b)	79,583	728,184
Allovir, Inc. (a)(b)	36,743	330,687
Alnylam Pharmaceuticals, Inc. (a)	66,253	10,458,036
Alpine Immune Sciences, Inc. (a)(b)	16,822	138,613
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	10,309
Altimmune, Inc. (a)(b)	14,921	110,565
ALX Oncology Holdings, Inc. (a)	22,323	404,493
Alzamend Neuro, Inc. (b)	29,791	34,855
Amarin Corp. PLC ADR (a)(b)	214,385	709,614
Amgen, Inc.	311,506	70,549,879
Amicus Therapeutics, Inc. (a)	202,464	1,648,057
AnaptysBio, Inc. (a)	15,023	459,253
Anavex Life Sciences Corp. (a)(b)	41,216	451,727
Anika Therapeutics, Inc. (a)	7,769	252,493
Anixa Biosciences, Inc. (a)(b)	24,102	67,004
Annexon, Inc. (a)(b)	20,751	100,746
AnPac Bio-Medical Science Co. Ltd. ADR (a)(b)	4,794	3,157
Apellis Pharmaceuticals, Inc. (a)	53,004	2,254,260
Applied Genetic Technologies Corp. (a)	30,636	60,966
Applied Molecular Transport, Inc. (a)	20,993	137,924
Applied Therapeutics, Inc. (a)	23,060	43,353
Aptevo Therapeutics, Inc. (a)	4,393	25,304
Aptinyx, Inc. (a)(b)	71,538	217,476
Aptorum Group Ltd. (a)	24,136	34,756
Aptose Biosciences, Inc. (a)(b)	32,455	38,946
AquaBounty Technologies, Inc. (a)	39,718	63,152
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)(b)	17,702	38,944
Arbutus Biopharma Corp. (a)	61,977	198,326
ARCA Biopharma, Inc. (a)(b)	25,116	50,985
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,340	343,730
Arcutis Biotherapeutics, Inc. (a)	27,809	495,000
Ardelyx, Inc. (a)	7,211	5,552
Arena Pharmaceuticals, Inc. (a)	34,472	3,273,806
Argenx SE ADR (a)	15,433	4,440,228
Aridis Pharmaceuticals, Inc. (a)(b)	6,013	12,026
Arrowhead Pharmaceuticals, Inc. (a)	57,837	2,544,828
Ascendis Pharma A/S sponsored ADR (a)	30,665	3,446,439
Aslan Pharmaceuticals Ltd. ADR (a)	39,841	34,662
Assembly Biosciences, Inc. (a)	29,090	45,090
Astria Therapeutics, Inc. (a)	35,459	239,348
Atara Biotherapeutics, Inc. (a)	45,129	579,908
Athersys, Inc. (a)	129,595	116,260
Atossa Therapeutics, Inc. (a)	65,687	80,138
aTyr Pharma, Inc. (a)	16,950	84,072
Aura Biosciences, Inc.	16,064	287,546
Aurinia Pharmaceuticals, Inc. (a)(b)	70,118	862,451
Autolus Therapeutics PLC ADR (a)(b)	174,570	652,892
Avalo Therapeutics, Inc. (a)	54,570	39,847
AVEO Pharmaceuticals, Inc. (a)	19,123	67,695
Avid Bioservices, Inc. (a)	33,787	691,958
Avidity Biosciences, Inc. (a)(b)	25,126	426,137
Avita Medical, Inc. (a)	12,445	114,494
AVROBIO, Inc. (a)	1,470	2,132
Axcella Health, Inc. (a)(b)	23,744	44,876
Ayala Pharmaceuticals, Inc. (a)(b)	8,757	34,765
Aziyo Biologics, Inc. (a)(b)	1,842	13,962
Beam Therapeutics, Inc. (a)(b)	37,477	2,936,323
BeiGene Ltd. ADR (a)	27,391	5,766,353
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	38,874
BELLUS Health, Inc. (a)	56,818	377,840
Benitec Biopharma, Inc. (a)	11,813	27,406
BeyondSpring, Inc. (a)(b)	20,183	48,641
Bicycle Therapeutics PLC ADR (a)	9,880	469,300
Bio Path Holdings, Inc. (a)(b)	15,100	56,625
BioAtla, Inc. (a)(b)	17,439	113,005
BioCardia, Inc. (a)(b)	7,220	14,945
Biocept, Inc. (a)	5,682	13,580
BioCryst Pharmaceuticals, Inc. (a)(b)	100,594	1,670,866
Biogen, Inc. (a)	80,938	17,078,727
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	48,680
BioMarin Pharmaceutical, Inc. (a)	101,825	7,954,569
Biomea Fusion, Inc. (a)(b)	14,338	91,907
BioNTech SE ADR (a)	48,860	7,368,577
BioVie, Inc. (a)(b)	7,560	23,512
BioXcel Therapeutics, Inc. (a)(b)	13,010	238,213
bluebird bio, Inc. (a)	23,933	144,555
Blueprint Medicines Corp. (a)	32,675	1,978,471
Bolt Biotherapeutics, Inc. (b)	22,537	78,654
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	72,386
BriaCell Therapeutics Corp. (a)(b)	7,229	55,157
Brickell Biotech, Inc. (a)	104,535	21,952
BridgeBio Pharma, Inc. (a)	75,769	590,998
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	23,309	52,678
Burning Rock Biotech Ltd. ADR (a)	27,048	228,015
C4 Therapeutics, Inc. (a)	24,762	555,412
Cabaletta Bio, Inc. (a)	14,388	31,078
Calithera Biosciences, Inc. (a)	23,558	11,426
Calyxt, Inc. (a)	21,320	24,944
Candel Therapeutics, Inc. (b)	10,428	42,963
Capricor Therapeutics, Inc. (a)(b)	16,945	68,627
Cardiff Oncology, Inc. (a)(b)	11,556	31,086
CareDx, Inc. (a)	28,929	1,110,295
Caribou Biosciences, Inc.	29,872	298,123
CASI Pharmaceuticals, Inc. (a)	222,212	187,103
Catalyst Biosciences, Inc. (a)	25,124	16,305
Catalyst Pharmaceutical Partners, Inc. (a)	54,980	428,844
Celcuity, Inc. (a)	9,722	98,192
Celldex Therapeutics, Inc. (a)	25,225	754,228
Cellectar Biosciences, Inc. (a)(b)	59,420	30,334
Cellectis SA sponsored ADR (a)(b)	10,776	48,815
Celsion Corp. (a)	65,520	21,202
Celularity, Inc. Class A (a)(b)	70,511	506,269
Centessa Pharmaceuticals PLC ADR (b)	3,586	31,987
Centogene NV (a)(b)	11,156	39,604
Century Therapeutics, Inc. (b)	30,206	425,905
Cerevel Therapeutics Holdings (a)(b)	82,112	2,173,505
Checkmate Pharmaceuticals, Inc. (a)	10,139	29,302
Checkpoint Therapeutics, Inc. (a)(b)	44,383	79,446
ChemoCentryx, Inc. (a)	37,290	1,131,379
Chemomab Therapeutics Ltd. ADR (a)	11,737	50,939
Chimerix, Inc. (a)	52,138	294,058
Chinook Therapeutics, Inc. (a)	24,522	312,901
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)	42,629	29,840
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	32,147	99,334
Clovis Oncology, Inc. (a)(b)	58,413	120,331
Codiak Biosciences, Inc. (a)	11,862	55,989
Cogent Biosciences, Inc. (a)(b)	26,227	155,526
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)(b)	107,739	28,766
Coherus BioSciences, Inc. (a)	43,446	512,228
Collplant Biotechnologies Ltd. (a)	5,925	63,990
Compass Pathways PLC ADR (a)(b)	9,295	134,220
Compass Therapeutics, Inc.	9,987	20,274
Concert Pharmaceuticals, Inc. (a)	15,132	45,396
Connect Biopharma Holdings Ltd. ADR (a)(b)	9,523	37,330
ContraFect Corp. (a)(b)	24,369	80,905
Corbus Pharmaceuticals Holdings, Inc. (a)	65,054	22,496
Cortexyme, Inc. (a)(b)	15,115	65,750
Corvus Pharmaceuticals, Inc. (a)(b)	27,371	48,447
Crinetics Pharmaceuticals, Inc. (a)	26,332	527,167
CRISPR Therapeutics AG (a)(b)	42,155	2,587,052
CTI BioPharma Corp. (a)(b)	70,768	134,459
Cue Biopharma, Inc. (a)(b)	14,545	84,361
Cullinan Oncology, Inc. (a)	22,932	328,845
CureVac NV (a)(b)	103,119	1,734,462
Curis, Inc. (a)	54,553	182,753
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	34,626
Cyclerion Therapeutics, Inc. (a)	50,166	52,674
Cyclo Therapeutics, Inc. (a)(b)	5,508	17,956
Cyteir Therapeutics, Inc. (b)	18,602	107,892
Cytokinetics, Inc. (a)(b)	46,489	1,641,991
CytomX Therapeutics, Inc. (a)	30,189	115,624
Day One Biopharmaceuticals, Inc. (a)(b)	34,935	477,212
DBV Technologies SA sponsored ADR (a)(b)	23,666	31,712
Decibel Therapeutics, Inc.	8,575	30,013
Deciphera Pharmaceuticals, Inc. (a)	26,791	206,559
Denali Therapeutics, Inc. (a)	67,630	2,202,033
DermTech, Inc. (a)(b)	10,120	129,435
Design Therapeutics, Inc. (a)	29,265	397,126
DiaMedica Therapeutics, Inc. (a)	42,740	112,406
Diffusion Pharmaceuticals, Inc. (a)	118,257	27,696
Dyadic International, Inc. (a)(b)	48,866	184,225
Dynavax Technologies Corp. (a)(b)	63,663	780,508
Dyne Therapeutics, Inc. (a)	27,351	234,398
Eagle Pharmaceuticals, Inc. (a)	6,544	310,120
Edesa Biotech, Inc. (a)	16,757	62,168
Editas Medicine, Inc. (a)(b)	38,353	656,603
Effector Therapeutics, Inc. Class A (a)(b)	24,005	111,623
Eiger Biopharmaceuticals, Inc. (a)	23,309	93,236
Eledon Pharmaceuticals, Inc. (a)(b)	10,482	37,001
Elevation Oncology, Inc. (b)	12,156	41,087
Eliem Therapeutics, Inc.	12,817	115,481
Enanta Pharmaceuticals, Inc. (a)	11,608	817,435
Enlivex Therapeutics Ltd. (a)(b)	10,420	55,747
Enochian Biosciences, Inc. (a)(b)	25,710	194,368
Ensysce Biosciences, Inc. (a)	11,511	12,892
Entasis Therapeutics Holdings, Inc. (a)(b)	32,026	54,444
Entera Bio Ltd. (a)(b)	17,597	37,130
Entrada Therapeutics, Inc. (b)	16,012	194,226
Epizyme, Inc. (a)	18,928	28,203
EQRx, Inc. (a)(b)	77,529	234,138
Equillium, Inc. (a)	18,701	70,316
Erasca, Inc. (b)	63,320	785,168
Essa Pharma, Inc. (a)(b)	19,039	155,549
Evaxion Biotech A/S ADR	2,428	7,381
Evelo Biosciences, Inc. (a)(b)	28,905	90,328
Evogene Ltd. (a)(b)	59,007	76,709
Exact Sciences Corp. (a)(b)	95,226	7,433,342
Exagen, Inc. (a)	8,533	64,851
Exelixis, Inc. (a)	173,130	3,554,359
Exicure, Inc. (a)	61,235	12,265
Exscientia Ltd. ADR (b)	9,068	153,521
F-star Therapeutics, Inc. (a)	12,945	39,482
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	52,250	1,805,238
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	109,044
FibroGen, Inc. (a)	79,636	1,120,479
Finch Therapeutics Group, Inc. (a)	25,491	213,360
Flexion Therapeutics, Inc. rights (a)(c)	69,500	43,090
Foghorn Therapeutics, Inc. (a)	20,484	196,851
Forma Therapeutics Holdings, Inc. (a)	24,672	243,266
Fortress Biotech, Inc. (a)	60,011	96,618
Forward Pharma A/S sponsored ADR (a)(b)	4,735	26,374
Frequency Therapeutics, Inc. (a)	4,422	12,558
Fusion Pharmaceuticals, Inc. (a)(b)	25,136	189,274
G1 Therapeutics, Inc. (a)(b)	21,859	231,924
Gain Therapeutics, Inc. (a)(b)	5,115	18,874
Galapagos NV sponsored ADR (a)	6,107	404,467
Galectin Therapeutics, Inc. (a)	67,748	126,689
Galecto, Inc. (a)	6,022	11,141
Galera Therapeutics, Inc. (a)	15,248	34,156
Galmed Pharmaceuticals Ltd. (a)(b)	27,177	39,135
Gamida Cell Ltd. (a)	12,700	42,672
Gemini Therapeutics, Inc. (a)(b)	7,058	9,599
Generation Bio Co. (a)	30,848	157,942
Genetron Holdings Ltd. ADR (a)	12,262	41,078
Genfit ADR (a)(b)	3,215	12,024
Genmab A/S ADR (a)	26,826	897,598
Genocea Biosciences, Inc. (a)(b)	37,574	36,826
Genprex, Inc. (a)(b)	35,156	80,156
GeoVax Labs, Inc. (a)	6,138	10,864
Geron Corp. (a)(b)	182,189	198,586
Gilead Sciences, Inc.	692,321	41,816,188
Global Blood Therapeutics, Inc. (a)	34,207	1,033,051
GlycoMimetics, Inc. (a)	30,238	37,193
Gossamer Bio, Inc. (a)(b)	44,064	397,898
Gracell Biotechnologies, Inc. ADR (a)(b)	26,138	83,380
Graphite Bio, Inc.	26,265	241,638
GreenLight Biosciences Holdings PBC Class A (a)(b)	24,592	154,930
Greenwich Lifesciences, Inc. (a)(b)	7,220	140,718
Grifols SA ADR	66,711	824,548
Gritstone Bio, Inc. (a)(b)	38,068	194,147
Gt Biopharma, Inc. (a)(b)	30,673	97,540
Halozyme Therapeutics, Inc. (a)	79,102	2,805,748
Harpoon Therapeutics, Inc. (a)(b)	14,671	60,151
HCW Biologics, Inc. (b)	21,362	46,783
Heron Therapeutics, Inc. (a)(b)	36,946	262,317
Histogen, Inc. (a)	52,234	12,479
Homology Medicines, Inc. (a)	17,826	62,213
Hookipa Pharma, Inc. (a)(b)	14,947	35,873
Horizon Therapeutics PLC (a)	124,793	11,377,378
Humacyte, Inc. Class A (a)(b)	58,271	351,374
Humanigen, Inc. (a)	28,705	58,271
I-Mab ADR (a)(b)	24,590	607,865
Icosavax, Inc. (a)	21,560	375,575
Ideaya Biosciences, Inc. (a)(b)	20,579	271,643
IGM Biosciences, Inc. (a)(b)	14,073	234,738
Imago BioSciences, Inc. (b)	16,084	378,778
Immatics NV (a)	33,359	266,872
Immucell Corp. (a)	2,008	16,405
Immuneering Corp.	11,512	85,995
Immunic, Inc. (a)	24,307	283,177
ImmunityBio, Inc. (a)(b)	211,488	1,446,578
Immunocore Holdings PLC ADR	5,997	132,534
ImmunoGen, Inc. (a)	109,546	617,839
Immunome, Inc. (a)	5,950	39,151
Immunovant, Inc. (a)(b)	55,775	311,225
Immutep Ltd. ADR (a)(b)	18,722	45,307
Impel Neuropharma, Inc. (a)(b)	11,977	86,474
IMV, Inc. (a)(b)	38,325	49,056
In8bio, Inc. (b)	2,695	11,319
Incyte Corp. (a)	122,490	8,366,067
Indaptus Therapeutics, Inc. (a)	14,123	59,034
Infinity Pharmaceuticals, Inc. (a)	53,051	58,356
InflaRx NV (a)(b)	18,991	50,516
Inhibikase Therapeutics, Inc. (a)	16,282	17,259
Inhibrx, Inc. (a)	21,784	468,356
Inmune Bio, Inc. (a)(b)	7,490	65,912
Inovio Pharmaceuticals, Inc. (a)(b)	114,083	369,629
Inozyme Pharma, Inc. (a)	11,828	68,248
Insmed, Inc. (a)	64,550	1,542,745
Instil Bio, Inc. (a)(b)	70,420	755,607
Intellia Therapeutics, Inc. (a)	40,410	3,994,529
Intercept Pharmaceuticals, Inc. (a)(b)	18,707	266,762
Inventiva SA ADR (a)(b)	2,231	29,449
IO Biotech, Inc. (b)	11,173	80,222
Ionis Pharmaceuticals, Inc. (a)	77,384	2,583,078
Iovance Biotherapeutics, Inc. (a)	74,567	1,168,465
Ironwood Pharmaceuticals, Inc. Class A (a)	94,574	1,017,616
iTeos Therapeutics, Inc. (a)	19,095	689,902
Iveric Bio, Inc. (a)	57,163	916,895
Janux Therapeutics, Inc. (b)	22,017	380,454
Jasper Therapeutics, Inc. (a)(b)	696	2,610
Jounce Therapeutics, Inc. (a)	24,576	183,337
Kalvista Pharmaceuticals, Inc. (a)	8,998	144,418
Kamada (a)(b)	25,878	143,623
Karuna Therapeutics, Inc. (a)	16,009	1,680,945
Karyopharm Therapeutics, Inc. (a)(b)	95,774	989,345
Kazia Therapeutics Ltd. sponsored ADR (a)	4,948	33,696
Keros Therapeutics, Inc. (a)	12,482	670,283
Kezar Life Sciences, Inc. (a)	28,429	422,171
Kiniksa Pharmaceuticals Ltd. (a)(b)	21,394	219,075
Kinnate Biopharma, Inc. (a)(b)	23,511	182,916
Kintara Therapeutics, Inc. (a)	15,368	5,611
Kiromic BioPharma, Inc. (a)(b)	36,662	25,121
Kodiak Sciences, Inc. (a)	28,274	244,287
Kronos Bio, Inc. (a)(b)	31,134	234,439
Krystal Biotech, Inc. (a)(b)	12,300	781,665
Kura Oncology, Inc. (a)	31,181	494,842
Kymera Therapeutics, Inc. (a)	27,401	1,089,464
La Jolla Pharmaceutical Co./California (a)	17,647	72,176
Lantern Pharma, Inc. (a)(b)	6,838	42,122
Larimar Therapeutics, Inc. (a)(b)	9,372	40,862
LAVA Therapeutics NV (a)(b)	10,086	48,312
Leap Therapeutics, Inc. (a)(b)	56,927	113,285
Legend Biotech Corp. ADR (a)(b)	25,012	990,225
Lexicon Pharmaceuticals, Inc. (a)(b)	78,924	163,373
LianBio ADR (b)	5,362	24,665
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	9,030	914,017
General CVR (a)	1,518	15
Glucagon CVR (a)	1,518	10
rights (a)	1,518	11
TR Beta CVR (a)	1,518	213
Liminal BioSciences, Inc. (a)(b)	22,737	20,006
Lixte Biotechnology Holdings, Inc. (a)(b)	25,794	36,627
LogicBio Therapeutics, Inc. (a)	23,654	15,612
Longeveron, Inc. (a)(b)	5,000	33,800
Lumos Pharma, Inc. (a)	10,037	97,459
Lyell Immunopharma, Inc. (b)	134,126	971,072
Macrogenics, Inc. (a)	33,170	310,140
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	865,362
Magenta Therapeutics, Inc. (a)	44,600	140,490
Mainz Biomed BV (b)	2,980	42,465
MannKind Corp. (a)(b)	133,586	349,995
Medicenna Therapeutics Corp. (a)(b)	27,633	41,450
MediciNova, Inc. (a)(b)	25,966	62,059
MEI Pharma, Inc. (a)	53,702	115,996
MeiraGTx Holdings PLC (a)	27,678	396,626
Mereo Biopharma Group PLC ADR (a)	96,630	119,821
Merrimack Pharmaceuticals, Inc. (a)	2,337	14,583
Mersana Therapeutics, Inc. (a)	32,251	141,582
Merus BV (a)(b)	20,484	575,396
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	29,362
Midatech Pharma PLC ADR (a)(b)	7,397	7,249
MiMedx Group, Inc. (a)(b)	60,376	304,899
Minerva Neurosciences, Inc. (a)	48,003	33,900
MiNK Therapeutics, Inc. (b)	11,986	35,598
Mirati Therapeutics, Inc. (a)	30,379	2,682,162
Mirum Pharmaceuticals, Inc. (a)	15,405	365,099
Moderna, Inc. (a)	224,720	34,516,992
Molecular Partners AG ADR (b)	1,070	25,787
Molecular Templates, Inc. (a)	52,167	122,592
Moleculin Biotech, Inc. (a)	15,561	21,630
Monopar Therapeutics, Inc. (a)(b)	13,453	41,570
Monte Rosa Therapeutics, Inc.	24,310	348,605
Morphic Holding, Inc. (a)	19,704	785,401
Morphosys AG sponsored ADR (a)(b)	6,994	47,839
Mustang Bio, Inc. (a)	45,890	39,897
Myriad Genetics, Inc. (a)	42,298	1,031,225
Nanobiotix SA ADR (a)	1,588	12,021
Natera, Inc. (a)	52,174	3,430,441
Neoleukin Therapeutics, Inc. (a)	22,529	58,125
Neubase Therapeutics, Inc. (a)	19,719	29,184
Neurobo Pharmaceuticals, Inc. (a)(b)	20,686	16,342
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	52,583	4,725,634
Neximmune, Inc.	11,947	29,629
NextCure, Inc. (a)(b)	15,140	74,186
Nkarta, Inc. (a)(b)	16,430	148,856
Novavax, Inc. (a)(b)	41,674	3,474,361
Nurix Therapeutics, Inc. (a)	24,268	392,414
Nuvalent, Inc. Class A (a)(b)	21,029	314,384
Nymox Pharmaceutical Corp. (a)(b)	50,678	88,687
ObsEva SA (a)(b)	82,227	112,651
Ocugen, Inc. (a)(b)	109,269	384,627
Olema Pharmaceuticals, Inc. (a)(b)	19,973	93,474
Omega Therapeutics, Inc. (a)	20,052	238,017
OncoCyte Corp. (a)	49,349	72,050
Oncolytics Biotech, Inc. (a)(b)	34,659	58,920
Oncorus, Inc. (a)(b)	5,013	10,577
OncoSec Medical, Inc. (a)	7,356	6,951
Oncternal Therapeutics, Inc. (a)(b)	28,548	52,243
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)	26,107	21,408
Opko Health, Inc. (a)	378,730	1,185,425
Opthea Ltd. ADR (a)	5,049	28,476
Orchard Therapeutics PLC ADR (a)	9,469	8,420
Organogenesis Holdings, Inc. Class A (a)	71,506	532,005
Organovo Holdings, Inc. (a)(b)	6,946	24,728
Orgenesis, Inc. (a)(b)	14,931	47,033
ORIC Pharmaceuticals, Inc. (a)	21,006	163,007
Orphazyme A/S ADR (a)(b)	21,566	26,311
Outlook Therapeutics, Inc. (a)(b)	106,981	174,379
Ovid Therapeutics, Inc. (a)	34,929	118,409
Oyster Point Pharma, Inc. (a)(b)	12,447	123,972
Pardes Biosciences, Inc. (a)	24,265	162,576
Passage Bio, Inc. (a)	20,164	66,944
PDS Biotechnology Corp. (a)(b)	17,716	105,942
PharmaCyte Biotech, Inc. (a)(b)	26,211	55,829
Pharming Group NV ADR (a)	2,093	18,188
PhaseBio Pharmaceuticals, Inc. (a)(b)	37,386	42,246
Phio Pharmaceuticals Corp. (a)	34,287	27,772
Pieris Pharmaceuticals, Inc. (a)	22,483	69,472
Pluristem Therapeutics, Inc. (a)(b)	25,169	45,304
Plus Therapeutics, Inc. (a)	133,500	138,840
PMV Pharmaceuticals, Inc. (a)(b)	21,246	336,537
Point Biopharma Global, Inc. (a)(b)	38,306	257,799
Polarityte, Inc. (a)(b)	77,220	31,166
Portage Biotech, Inc. (a)(b)	6,935	55,133
Poseida Therapeutics, Inc. (a)	35,266	128,721
Praxis Precision Medicines, Inc. (a)(b)	22,489	294,606
Precigen, Inc. (a)(b)	111,174	250,142
Precision BioSciences, Inc. (a)	32,101	136,429
Prelude Therapeutics, Inc. (a)	18,280	161,412
Prometheus Biosciences, Inc. (a)	21,186	922,438
ProQR Therapeutics BV (a)(b)	36,293	38,834
Protagenic Therapeutics, Inc. (a)(b)	20,025	18,625
Protagonist Therapeutics, Inc. (a)	24,205	587,697
Prothena Corp. PLC (a)	25,528	883,269
PTC Therapeutics, Inc. (a)	39,121	1,373,930
PureTech Health PLC ADR (a)(b)	566	16,810
Pyxis Oncology, Inc.	12,075	73,416
Qualigen Therapeutics, Inc. (a)(b)	48,887	32,265
Radius Health, Inc. (a)	26,855	223,434
Rallybio Corp. (a)(b)	13,317	146,354
RAPT Therapeutics, Inc. (a)	15,878	317,560
Recro Pharma, Inc. (a)	19,350	32,121
Recursion Pharmaceuticals, Inc. (a)	87,711	960,435
Regeneron Pharmaceuticals, Inc. (a)	58,672	36,280,418
REGENXBIO, Inc. (a)	22,282	584,011
Regulus Therapeutics, Inc. (a)(b)	67,351	15,161
Relay Therapeutics, Inc. (a)(b)	83,366	2,009,954
Reneo Pharmaceuticals, Inc. (a)	13,048	62,891
RenovoRx, Inc. (b)	3,794	12,748
Repare Therapeutics, Inc. (a)(b)	21,402	343,930
Repligen Corp. (a)	30,619	6,022,757
Replimune Group, Inc. (a)	25,355	406,694
Revelation Biosciences, Inc. (a)(b)	1,542	1,989
Revolution Medicines, Inc. (a)	40,970	775,152
Rezolute, Inc. (a)(b)	3,888	10,264
Rhythm Pharmaceuticals, Inc. (a)	25,139	191,559
Rigel Pharmaceuticals, Inc. (a)	90,653	227,539
Rocket Pharmaceuticals, Inc. (a)(b)	31,620	563,152
Rubius Therapeutics, Inc. (a)(b)	49,919	249,096
S.A.B. Biotherapeutics, Inc. (a)(b)	6,967	34,556
Sage Therapeutics, Inc. (a)(b)	32,980	1,199,483
Salarius Pharmaceuticals, Inc. (a)(b)	35,070	14,032
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	282
Sana Biotechnology, Inc. (b)	100,098	646,633
Sangamo Therapeutics, Inc. (a)	79,495	465,046
Sarepta Therapeutics, Inc. (a)	47,968	3,674,828
Savara, Inc. (a)	71,163	82,549
Scholar Rock Holding Corp. (a)(b)	18,710	325,554
Seagen, Inc. (a)	100,725	12,980,431
Selecta Biosciences, Inc. (a)(b)	55,947	103,502
Sellas Life Sciences Group, Inc. (a)(b)	12,014	73,285
Sensei Biotherapeutics, Inc.	15,533	56,074
Sera Prognostics, Inc.	16,037	85,958
Seres Therapeutics, Inc. (a)	41,723	333,784
Sesen Bio, Inc. (a)	92,579	58,723
Shattuck Labs, Inc. (a)	21,179	105,895
Sierra Oncology, Inc. (a)	10,075	311,418
Sigilon Therapeutics, Inc. (a)	5,480	7,946
Silverback Therapeutics, Inc. (a)	16,976	72,997
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)	27,754	18,595
Soleno Therapeutics, Inc. (a)(b)	60,128	19,439
Solid Biosciences, Inc. (a)(b)	63,771	51,948
Soligenix, Inc. (a)(b)	54,007	38,885
Sonnet Biotherapeutics Holding (a)	397,073	115,548
Sorrento Therapeutics, Inc. (a)(b)	158,657	401,402
Spectrum Pharmaceuticals, Inc. (a)	36,218	24,628
Spero Therapeutics, Inc. (a)(b)	28,331	271,978
Springworks Therapeutics, Inc. (a)(b)	27,008	1,528,383
Spruce Biosciences, Inc. (a)	9,482	21,524
Statera Biopharma, Inc. (a)	11,084	9,337
Stealth BioTherapeutics Corp. ADR (a)	23,317	12,936
Stoke Therapeutics, Inc. (a)	18,470	360,165
Summit Therapeutics, Inc. (a)(b)	54,355	148,933
Surface Oncology, Inc. (a)	23,135	83,286
Surrozen, Inc. (a)(b)	10,291	31,079
Sutro Biopharma, Inc. (a)	24,478	218,344
Synaptogenix, Inc. (a)(b)	5,004	35,228
Syndax Pharmaceuticals, Inc. (a)	25,794	402,128
Synlogic, Inc. (a)	71,644	141,855
Syros Pharmaceuticals, Inc. (a)	10,829	13,969
T2 Biosystems, Inc. (a)(b)	103,876	45,196
Talaris Therapeutics, Inc. (a)	22,591	158,363
Tango Therapeutics, Inc. (a)(b)	41,859	383,428
Taysha Gene Therapies, Inc. (a)	12,627	80,434
TCR2 Therapeutics, Inc. (a)	7,938	21,512
Tempest Therapeutics, Inc. (a)	11,414	37,210
Tenax Therapeutics, Inc. (a)(b)	30,408	17,871
Tenaya Therapeutics, Inc. (a)(b)	20,313	236,850
TG Therapeutics, Inc. (a)	76,803	758,046
Theratechnologies, Inc. (a)	51,510	143,198
Tiziana Life Sciences Ltd. (a)	14,852	9,655
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	216,271	39,989
TRACON Pharmaceuticals, Inc. (a)	18,969	47,992
TransCode Therapeutics, Inc. (b)	17,023	36,259
Travere Therapeutics, Inc. (a)	30,901	842,361
Trevena, Inc. (a)	186,442	85,316
TScan Therapeutics, Inc. (b)	12,786	53,701
Turning Point Therapeutics, Inc. (a)	43,282	1,370,308
Twist Bioscience Corp. (a)	27,241	1,523,862
Tyme Technologies, Inc. (a)	17,692	5,465
Tyra Biosciences, Inc. (b)	22,012	260,842
Ultragenyx Pharmaceutical, Inc. (a)	37,582	2,530,020
Unicycive Therapeutics, Inc. (b)	26,109	36,292
uniQure B.V. (a)	25,416	431,818
United Therapeutics Corp. (a)	24,857	4,131,233
UNITY Biotechnology, Inc. (a)	38,341	33,353
UroGen Pharma Ltd. (a)(b)	11,902	71,412
Vaccinex, Inc. (a)(b)	22,015	31,481
Vaccitech PLC ADR (b)	6,221	42,303
Valneva SE ADR (b)	359	11,951
Vanda Pharmaceuticals, Inc. (a)	35,063	398,316
Vascular Biogenics Ltd. (a)(b)	40,323	58,468
Vaxart, Inc. (a)(b)	68,197	346,441
Vaxcyte, Inc. (a)(b)	27,907	646,605
Vaxxinity, Inc. Class A (b)	68,096	340,480
VBI Vaccines, Inc. (a)	107,355	159,959
VectivBio Holding AG (a)	23,054	130,255
Vera Therapeutics, Inc. (a)	10,757	249,670
Veracyte, Inc. (a)	36,675	1,019,565
Verastem, Inc. (a)	111,497	133,796
Vericel Corp. (a)	25,530	1,052,091
Vertex Pharmaceuticals, Inc. (a)	140,559	32,331,381
Verve Therapeutics, Inc.	25,826	843,219
Viking Therapeutics, Inc. (a)	46,434	155,554
Vincerx Pharma, Inc. (a)	9,297	47,136
Vir Biotechnology, Inc. (a)	72,001	1,813,705
Viracta Therapeutics, Inc. (a)	25,757	70,317
Viridian Therapeutics, Inc. (a)	14,446	261,039
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	1,478	8,365
VistaGen Therapeutics, Inc. (a)	109,903	153,864
Vor Biopharma, Inc. (a)(b)	14,256	128,732
Voyager Therapeutics, Inc. (a)(b)	9,613	38,164
vTv Therapeutics, Inc. Class A (a)	44,768	36,647
Vyant Bio, Inc. (a)	19,717	21,886
Werewolf Therapeutics, Inc. (a)	15,965	114,309
Windtree Therapeutics, Inc. (a)(b)	19,030	20,362
X4 Pharmaceuticals, Inc. (a)(b)	20,027	30,041
Xbiotech, Inc.	15,395	151,795
Xencor, Inc. (a)	34,666	1,085,392
Xenetic Biosciences, Inc. (a)	20,698	19,667
Xenon Pharmaceuticals, Inc. (a)	28,198	893,877
Xilio Therapeutics, Inc.	14,022	165,179
XOMA Corp. (a)(b)	6,585	144,409
XTL Biopharmaceuticals Ltd. ADR (a)	8,903	21,189
Y-mAbs Therapeutics, Inc. (a)	25,116	228,807
Yield10 Bioscience, Inc. (a)(b)	7,586	31,861
Yumanity Therapeutics, Inc. (a)	21,160	24,122
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)(b)	38,656	2,114,483
Zealand Pharma A/S sponsored ADR (a)(b)	3,611	54,707
Zentalis Pharmaceuticals, Inc. (a)	25,077	1,251,092
		512,305,793
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	25,243	7,844,010
Accelerate Diagnostics, Inc. (a)(b)	22,852	64,900
Accuray, Inc. (a)	50,472	175,138
Acutus Medical, Inc. (a)	5,828	9,500
Aethlon Medical, Inc. (a)	31,992	42,229
Align Technology, Inc. (a)	43,718	22,360,008
Allied Healthcare Products, Inc. (a)	1,352	3,786
Alphatec Holdings, Inc. (a)	53,739	592,204
Angiodynamics, Inc. (a)	20,081	472,506
Apollo Endosurgery, Inc. (a)	16,872	97,183
Apyx Medical Corp. (a)	18,122	183,395
Aspira Women's Health, Inc. (a)(b)	64,182	69,958
Atricure, Inc. (a)	25,041	1,739,097
Atrion Corp.	985	704,728
Avinger, Inc. (a)(b)	61,116	15,890
AxoGen, Inc. (a)	22,322	208,487
Axonics Modulation Technologies, Inc. (a)	25,023	1,420,305
Bellerophon Therapeutics, Inc. (a)(b)	4,969	11,081
Beyond Air, Inc. (a)(b)	24,913	198,307
BioLase Technology, Inc. (a)(b)	104,396	36,653
BioLife Solutions, Inc. (a)	21,885	514,298
Biomerica, Inc. (a)(b)	5,860	25,432
BioSig Technologies, Inc. (a)(b)	16,167	24,251
Bioventus, Inc. (b)	29,067	377,871
BrainsWay Ltd. ADR (a)	3,457	26,515
Cardiovascular Systems, Inc. (a)	23,790	501,017
Cerus Corp. (a)	93,501	548,851
Check Capital Ltd. (a)(b)	58,636	36,026
Chembio Diagnostics, Inc. (a)(b)	75,338	72,362
ClearPoint Neuro, Inc. (a)(b)	13,370	116,988
Co.-Diagnostics, Inc. (a)(b)	17,214	99,841
ConforMis, Inc. (a)	76,686	49,232
CryoPort, Inc. (a)	25,113	862,129
Cue Health, Inc. (b)	79,656	658,755
Cutera, Inc. (a)	9,505	364,612
CVRx, Inc.	10,458	91,821
CytoSorbents Corp. (a)(b)	21,655	83,805
DarioHealth Corp. (a)(b)	11,331	82,716
Delcath Systems, Inc. (a)(b)	2,322	15,023
Dentsply Sirona, Inc.	121,331	6,568,860
DexCom, Inc. (a)	53,764	22,253,457
Eargo, Inc. (a)(b)	14,243	68,509
EDAP TMS SA sponsored ADR (a)(b)	22,764	166,405
Ekso Bionics Holdings, Inc. (a)	5,843	15,192
electroCore, Inc. (a)(b)	164,752	97,434
ENDRA Life Sciences, Inc. (a)	35,458	15,176
Envveno Medical Corp. (a)	20,487	103,254
Establishment Labs Holdings, Inc. (a)(b)	13,987	845,234
Femasys, Inc. (b)	6,504	19,317
Fonar Corp. (a)	3,366	58,164
Helius Medical Technologies, Inc. (U.S.) (a)(b)	1,605	7,447
Heska Corp. (a)	5,658	803,436
Hologic, Inc. (a)	140,120	9,972,340
Hyperfine, Inc. (a)(b)	25,802	92,887
ICU Medical, Inc. (a)	11,909	2,819,218
IDEXX Laboratories, Inc. (a)	47,195	25,124,258
Inari Medical, Inc. (a)	27,818	2,447,428
InMode Ltd. (a)	41,894	1,788,455
Inogen, Inc. (a)	13,301	464,072
Inspira Technologies Oxy BHN Ltd. (a)	2,924	7,398
InspireMD, Inc. (a)(b)	14,051	37,235
Insulet Corp. (a)	38,150	10,097,924
Integra LifeSciences Holdings Corp. (a)	47,002	3,151,954
Intersect ENT, Inc. (a)	22,132	601,990
IntriCon Corp. (a)	5,239	125,369
Intuitive Surgical, Inc. (a)	198,322	57,578,826
InVivo Therapeutics Holdings Corp. (a)(b)	43,910	13,397
INVO Bioscience, Inc. (a)(b)	4,947	14,890
IRadimed Corp.	7,986	396,904
iRhythm Technologies, Inc. (a)	16,182	2,091,847
Iridex Corp. (a)	7,305	32,580
Kewaunee Scientific Corp. (a)	1,782	24,788
Lantheus Holdings, Inc. (a)	36,857	1,762,502
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc.	12,899	612,316
LENSAR, Inc. (a)	5,527	32,388
LivaNova PLC (a)	29,154	2,297,918
Lucid Diagnostics, Inc. (b)	11,733	43,881
Lucira Health, Inc. (b)	19,597	94,849
LumiraDx Ltd. (a)(b)	24,829	181,748
Masimo Corp. (a)	30,739	4,839,856
Medigus Ltd. ADR (a)(b)	7,664	8,277
Meridian Bioscience, Inc. (a)	24,681	624,429
Merit Medical Systems, Inc. (a)	31,052	2,019,312
Mesa Laboratories, Inc. (b)	2,822	720,541
Microbot Medical, Inc. (a)(b)	2,681	14,799
Minerva Surgical, Inc.	7,396	38,755
Motus GI Holdings, Inc. (a)(b)	42,952	15,141
Nano-X Imaging Ltd. (a)(b)	26,181	265,737
NanoVibronix, Inc. (a)(b)	25,676	19,064
Natus Medical, Inc. (a)	17,906	498,145
Nemaura Medical, Inc. (a)	11,700	44,226
Neogen Corp. (a)	59,046	2,107,942
Neovasc, Inc. (a)(b)	21,359	9,078
NeuroMetrix, Inc. (a)(b)	2,657	11,372
Neuronetics, Inc. (a)	6,338	21,169
NeuroOne Medical Technologies Corp. (a)	1,701	3,402
NeuroPace, Inc. (a)(b)	12,686	98,951
Novocure Ltd. (a)	57,093	4,673,633
NuVasive, Inc. (a)	28,056	1,518,391
Nyxoah SA (b)	3,633	70,662
OraSure Technologies, Inc. (a)	41,450	323,310
Ortho Clinical Diagnostics Holdings PLC	130,391	2,306,617
Orthofix International NV (a)	9,251	314,349
OrthoPediatrics Corp. (a)	10,727	601,248
Outset Medical, Inc. (a)(b)	25,168	1,106,637
PAVmed, Inc. (a)(b)	45,379	69,430
PetVivo Holdings, Inc. (b)	2,880	4,378
Predictive Oncology, Inc. (a)	131,210	102,816
Pro-Dex, Inc. (a)	3,523	65,387
PROCEPT BioRobotics Corp.	23,928	597,721
Profound Medical Corp. (a)(b)	10,870	116,200
Pulmonx Corp. (a)	19,855	521,392
Pulse Biosciences, Inc. (a)(b)	15,897	80,757
Quidel Corp. (a)	23,611	2,497,808
Quotient Ltd. (a)	36,285	50,799
Repro Medical Systems, Inc. (a)(b)	31,356	100,339
ReWalk Robotics Ltd. (a)(b)	29,639	31,121
Rockwell Medical Technologies, Inc. (a)(b)	35,137	11,841
RxSight, Inc.	10,689	143,446
Sanara Medtech, Inc. (a)(b)	4,237	106,815
Seaspine Holdings Corp. (a)	17,528	222,080
Second Sight Medical Products, Inc. (a)(b)	9,079	11,893
Semler Scientific, Inc. (a)	3,262	238,126
Sensus Healthcare, Inc. (a)	7,030	74,026
Shockwave Medical, Inc. (a)	19,636	3,480,088
SI-BONE, Inc. (a)	17,331	382,322
Sientra, Inc. (a)(b)	31,005	87,744
Sight Sciences, Inc.	24,595	428,199
Silk Road Medical, Inc. (a)	19,105	709,369
Sintx Technologies, Inc. (a)(b)	21,155	10,745
SmileDirectClub, Inc. (a)(b)	44,592	97,656
Staar Surgical Co. (a)	26,042	2,065,651
STRATA Skin Sciences, Inc. (a)	17,447	28,439
Surgalign Holdings, Inc. (a)	32,908	10,764
SurModics, Inc. (a)	7,764	348,448
Tactile Systems Technology, Inc. (a)	12,519	254,887
Talis Biomedical Corp.	13,579	28,380
Tandem Diabetes Care, Inc. (a)	35,095	3,952,750
Tela Bio, Inc. (a)(b)	6,966	89,234
Thermogenesis Holdings, Inc. (a)	6,501	4,161
Titan Medical, Inc. (a)(b)	54,356	32,548
TransMedics Group, Inc. (a)	15,332	283,949
Treace Medical Concepts, Inc. (a)	28,866	621,774
Trinity Biotech PLC sponsored ADR (a)	5,165	5,217
Utah Medical Products, Inc.	2,529	227,635
Varex Imaging Corp. (a)	23,722	560,788
Venus Concept, Inc. (a)(b)	28,117	46,393
ViewRay, Inc. (a)	87,322	363,260
Viveve Medical, Inc. (a)	3,780	3,365
Zosano Pharma Corp. (a)(b)	87,573	15,246
Zynex, Inc. (b)	21,091	132,662
		235,325,250
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	145,764	1,575,709
Acadia Healthcare Co., Inc. (a)	50,158	2,844,460
Accolade, Inc. (a)	36,734	660,477
AdaptHealth Corp. (a)	73,463	1,280,460
Addus HomeCare Corp. (a)	8,720	741,549
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	7,772
AirSculpt Technologies, Inc. (a)	29,506	399,511
Akumin, Inc. (a)(b)	36,627	39,557
Alerislife, Inc. (a)	17,017	42,543
Alignment Healthcare, Inc. (a)	103,822	876,258
Amedisys, Inc. (a)	18,157	2,909,478
Apollo Medical Holdings, Inc. (a)(b)	30,440	1,464,773
Apria, Inc.	19,041	710,991
Avalon GloboCare Corp. (a)(b)	48,932	36,073
Aveanna Healthcare Holdings, Inc. (a)	100,162	525,851
BIMI International Medical, Inc. (a)(b)	3,568	4,424
Biodesix, Inc. (a)(b)	14,271	33,965
Caladrius Biosciences, Inc. (a)(b)	30,152	21,167
CareMax, Inc. Class A (a)	48,842	282,795
Castle Biosciences, Inc. (a)	13,646	590,735
Clover Health Investments Corp. (a)(b)	145,647	396,160
Compass Digital Acquisition Corp. (a)	13,835	132,678
Corvel Corp. (a)	10,115	1,608,892
Covetrus, Inc. (a)	73,899	1,309,490
Cross Country Healthcare, Inc. (a)	20,193	450,910
Docgo, Inc. Class A (a)(b)	51,559	368,647
Field Trip Health Ltd. (a)(b)	4,629	7,268
Fulgent Genetics, Inc. (a)(b)	16,253	1,012,562
G Medical Innovations Holdings Ltd. (a)(b)	47,739	131,282
Great Elm Group, Inc. (a)	7,056	13,195
Greenbrook TMS, Inc. (a)	875	2,783
Guardant Health, Inc. (a)	56,235	3,726,693
HealthEquity, Inc. (a)	46,413	2,492,842
Henry Schein, Inc. (a)	78,144	6,750,079
IMAC Holdings, Inc. (a)	54,807	57,547
Innovage Holding Corp. (a)(b)	72,109	355,497
LHC Group, Inc. (a)	17,675	2,406,805
LifeStance Health Group, Inc. (b)	205,029	1,933,423
Modivcare, Inc. (a)	7,758	915,444
National Research Corp. Class A	13,880	552,146
Novo Integrated Sciences, Inc. (a)	12,127	16,857
Ontrak, Inc. (a)(b)	10,232	27,422
Option Care Health, Inc. (a)	99,534	2,558,024
P3 Health Partners, Inc. Class A (a)(b)	45,407	254,279
Patterson Companies, Inc.	54,157	1,619,294
Pennant Group, Inc. (a)	15,432	250,770
PetIQ, Inc. Class A (a)(b)	15,095	299,485
Precipio, Inc. (a)(b)	61,940	94,768
Premier, Inc.	68,489	2,461,495
Privia Health Group, Inc. (a)(b)	59,244	1,524,941
Progenity, Inc. (a)(b)	80,797	109,076
Progyny, Inc. (a)	49,307	1,940,724
Psychemedics Corp.	4,592	31,409
Quipt Home Medical Corp. (a)	13,889	63,889
R1 RCM, Inc. (a)	155,346	4,223,858
RadNet, Inc. (a)	28,732	708,818
Sharps Compliance Corp. (a)	8,144	50,167
Skylight Health Group, Inc. (a)(b)	12,822	10,386
SOC Telemed, Inc. Class A (a)	36,186	106,387
Star Equity Holdings, Inc. (a)(b)	11,004	13,315
Surgery Partners, Inc. (a)	49,363	2,580,204
Talkspace, Inc. Class A (a)	54,260	80,305
The Ensign Group, Inc.	30,304	2,546,748
The Joint Corp. (a)	8,305	340,505
The Oncology Institute, Inc. (a)(b)	20,845	111,938
Tivity Health, Inc. (a)	27,823	759,011
Viemed Healthcare, Inc. (a)	19,429	74,607
Vivos Therapeutics, Inc. (a)(b)	36,452	121,750
		62,653,323
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	76,502	1,488,729
Augmedix, Inc.	6,188	15,284
Better Therapeutics, Inc. (a)	311	889
Biotricity, Inc. (a)(b)	31,571	86,189
CareCloud, Inc. (a)(b)	13,011	69,739
Cerner Corp.	160,560	14,972,220
Certara, Inc. (a)	87,638	2,220,747
Change Healthcare, Inc. (a)	172,605	3,697,199
Computer Programs & Systems, Inc. (a)	10,575	325,499
Definitive Healthcare Corp.	46,350	1,071,612
Forian, Inc. (a)(b)	18,658	129,673
GoodRx Holdings, Inc. (a)(b)	42,312	1,159,349
Health Catalyst, Inc. (a)	25,780	699,154
HealthStream, Inc. (a)	16,614	340,421
HTG Molecular Diagnostics (a)(b)	9,321	18,083
iCAD, Inc. (a)	17,375	83,921
iSpecimen, Inc. (b)	2,160	8,878
NantHealth, Inc. (a)(b)	48,473	40,237
Nextgen Healthcare, Inc. (a)	36,064	704,330
Omnicell, Inc. (a)	23,837	3,081,647
OptimizeRx Corp. (a)	10,957	496,243
Pear Therapeutics, Inc. Class A (a)(b)	58,053	267,624
Renalytix AI PLC ADR (a)	4,865	45,099
Schrodinger, Inc. (a)	56,681	1,970,232
SCWorx, Corp. (a)(b)	21,155	18,870
Sema4 Holdings Corp. Class A (a)	120,230	419,603
Sharecare, Inc. Class A (a)	208,717	636,587
Simulations Plus, Inc. (b)	11,532	454,245
SOPHiA GENETICS SA (b)	16,466	210,765
Streamline Health Solutions, Inc. (a)	14,467	21,266
Tabula Rasa HealthCare, Inc. (a)(b)	13,654	77,828
Telemynd, Inc. (a)(c)	92	0
		34,832,162
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	50,273	4,095,741
23andMe Holding Co. Class A (a)(b)	60,282	269,461
AbCellera Biologics, Inc. (a)	162,315	1,413,764
Absci Corp. (b)	51,699	484,420
Adaptive Biotechnologies Corp. (a)	81,036	1,169,349
Akoya Biosciences, Inc. (a)	25,075	277,831
Alpha Teknova, Inc.	16,055	272,935
Applied DNA Sciences, Inc. (a)(b)	15,383	39,380
Berkeley Lights, Inc. (a)	60,263	462,217
Bio-Techne Corp.	21,670	9,088,615
BioNano Genomics, Inc. (a)(b)	155,696	333,189
Bruker Corp.	84,617	5,954,498
Champions Oncology, Inc. (a)	10,958	86,020
ChromaDex, Inc. (a)(b)	42,495	116,011
Codex DNA, Inc. (b)	20,188	205,918
Codexis, Inc. (a)	35,046	698,467
Compugen Ltd. (a)(b)	27,170	83,955
Cytek Biosciences, Inc. (b)	74,863	1,021,131
Evotec SE ADR (b)	13,238	194,201
Fluidigm Corp. (a)(b)	41,862	154,052
Genetic Technologies Ltd. ADR (a)(b)	2,511	5,173
Harvard Bioscience, Inc. (a)	25,302	136,631
ICON PLC (a)	45,057	10,724,017
Illumina, Inc. (a)	86,598	28,282,907
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	86,196
Inotiv, Inc. (a)(b)	12,964	342,639
IsoPlexis Corp.	20,005	96,824
Maravai LifeSciences Holdings, Inc. (a)	72,507	2,832,848
MaxCyte, Inc. (b)	54,747	381,039
Medpace Holdings, Inc. (a)	20,021	3,062,612
Miromatrix Medical, Inc.	10,203	39,077
Nanostring Technologies, Inc. (a)	24,841	880,862
Nautilus Biotechnology, Inc. (a)(b)	73,031	292,124
NeoGenomics, Inc. (a)	65,432	1,400,899
Olink Holding AB ADR (a)(b)	19,562	334,315
Pacific Biosciences of California, Inc. (a)(b)	120,026	1,430,710
Personalis, Inc. (a)	23,807	249,974
Quanterix Corp. (a)	19,890	671,089
Quantum-Si, Inc. (a)(b)	64,799	269,564
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)	8,596	9,542
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (b)	21,522	150,439
Science 37 Holdings, Inc. (a)(b)	5,531	44,248
Seer, Inc. (a)	30,262	463,614
Singular Genomics Systems, Inc. (a)	43,612	358,927
SomaLogic, Inc. Class A (a)(b)	97,869	889,629
Sotera Health Co. (a)	157,250	3,439,058
Syneos Health, Inc. (a)	58,184	4,608,173
		87,904,319
Pharmaceuticals - 0.7%
4D Pharma PLC ADR (a)(b)	1,165	3,984
9 Meters Biopharma, Inc. (a)(b)	137,039	74,782
A Menarini Industrie Farmaceut rights (a)(c)	32,407	10,527
Acasti Pharma, Inc. (a)(b)	18,348	20,550
Acer Therapeutics, Inc. (a)(b)	14,284	35,424
Aclaris Therapeutics, Inc. (a)	33,259	495,559
Adamis Pharmaceuticals Corp. (a)(b)	87,706	55,781
Adial Pharmaceuticals, Inc. (a)(b)	16,546	34,085
Aerie Pharmaceuticals, Inc. (a)(b)	28,131	233,487
Agile Therapeutics, Inc. (a)(b)	39,867	12,199
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	40,856
Alimera Sciences, Inc. (a)(b)	5,507	26,764
Altamira Therapeutics Ltd. (a)(b)	18,871	17,927
Amphastar Pharmaceuticals, Inc. (a)	38,728	1,073,153
Amryt Pharma PLC ADR (a)(b)	29,879	208,555
Anebulo Pharmaceuticals, Inc.	4,108	29,947
Angion Biomedica Corp. (b)	16,608	30,891
ANI Pharmaceuticals, Inc. (a)	9,565	358,209
Antares Pharma, Inc. (a)	98,062	343,217
Aquestive Therapeutics, Inc. (a)(b)	39,828	111,120
Artelo Biosciences, Inc. (a)	48,785	19,382
Arvinas Holding Co. LLC (a)	28,803	1,866,722
Assertio Holdings, Inc. (a)	39,380	90,574
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR	337,561	20,550,714
atai Life Sciences NV (b)	84,740	486,408
Atea Pharmaceuticals, Inc. (a)	43,830	277,882
Athira Pharma, Inc. (a)	16,877	154,593
Aurora Cannabis, Inc. (a)(b)	117,561	446,732
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	326,656
Avenue Therapeutics, Inc. (a)(b)	12,483	4,243
Axsome Therapeutics, Inc. (a)(b)	19,344	543,760
Baudax Bio, Inc. (a)(b)	5,093	9,626
Biodelivery Sciences International, Inc. (a)	89,535	499,605
Biofrontera, Inc. (b)	5,267	15,538
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	17,485
Calliditas Therapeutics AB ADR (a)(b)	5,831	115,862
Cara Therapeutics, Inc. (a)	34,753	360,389
Cardiol Therapeutics, Inc. (a)(b)	52,435	87,566
Cassava Sciences, Inc. (a)(b)	22,322	948,908
China SXT Pharmaceuticals, Inc. (a)	26,642	5,728
Citius Pharmaceuticals, Inc. (a)(b)	75,361	116,056
Clearside Biomedical, Inc. (a)	38,079	60,736
Clever Leaves Holdings, Inc. (a)(b)	14,276	16,703
CNS Pharmaceuticals, Inc. (a)	18,942	7,387
Cocrystal Pharma, Inc. (a)	50,667	27,360
Cognition Therapeutics, Inc.	2,777	8,525
Collegium Pharmaceutical, Inc. (a)(b)	24,854	483,907
Corcept Therapeutics, Inc. (a)	62,375	1,390,339
CorMedix, Inc. (a)	5,960	29,085
Cronos Group, Inc. (a)(b)	206,950	740,881
Cumberland Pharmaceuticals, Inc. (a)	11,327	35,567
CymaBay Therapeutics, Inc. (a)	58,261	185,270
Dare Bioscience, Inc. (a)(b)	29,994	44,691
Dermata Therapeutics, Inc. (b)	15,860	19,508
DICE Therapeutics, Inc. (b)	21,028	388,808
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	139,062	92,226
Edgewise Therapeutics, Inc. (a)	29,375	346,331
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)	118,190	52,299
Endo International PLC (a)	124,163	386,147
Enveric Biosciences, Inc. (a)	4,776	1,311
Eton Pharmaceuticals, Inc. (a)(b)	19,371	72,835
Evoke Pharma, Inc. (a)	40,987	26,129
Evolus, Inc. (a)(b)	29,762	272,322
Eyenovia, Inc. (a)(b)	21,508	60,222
Eyepoint Pharmaceuticals, Inc. (a)(b)	13,557	134,892
Fulcrum Therapeutics, Inc. (a)	20,485	225,335
GH Research PLC (b)	28,173	464,855
Harmony Biosciences Holdings, Inc. (a)	33,782	1,349,929
Harrow Health, Inc. (a)	22,525	173,668
Hepion Pharmaceuticals, Inc. (a)(b)	40,121	44,133
HEXO Corp. (a)(b)	80,723	43,219
High Tide, Inc. (a)(b)	46,134	201,606
Hoth Therapeutics, Inc. (a)(b)	49,686	28,321
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	33,593	915,409
Ikena Oncology, Inc. (a)(b)	27,112	165,654
IMARA, Inc. (a)	15,052	22,879
InMed Pharmaceuticals, Inc. (a)(b)	4,383	4,130
Innoviva, Inc. (a)	52,301	1,004,702
InterCure Ltd. (a)(b)	3,506	22,649
Intra-Cellular Therapies, Inc. (a)	47,541	2,637,575
Iterum Therapeutics PLC (a)(b)	33,113	13,212
Jaguar Health, Inc. (a)(b)	27,722	12,627
Jazz Pharmaceuticals PLC (a)	34,034	4,676,952
Kaleido Biosciences, Inc. (a)(b)	34,937	52,056
KemPharm, Inc. (a)(b)	18,495	109,675
Kiora Pharmaceuticals, Inc. (a)	131,312	82,070
Landos Biopharma, Inc.	23,054	49,105
Lexaria Bioscience Corp. (a)(b)	2,740	9,727
Lipocine, Inc. (a)(b)	61,226	75,308
Liquidia Technologies, Inc. (a)	32,984	213,406
Longboard Pharmaceuticals, Inc. (a)	6,573	30,170
Lyra Therapeutics, Inc. (a)	9,646	46,976
Marinus Pharmaceuticals, Inc. (a)	20,303	158,769
MediWound Ltd. (a)(b)	18,827	44,997
Milestone Pharmaceuticals, Inc. (a)	17,576	87,001
Mind Medicine (MindMed), Inc. (a)(b)	186,943	228,070
MyMD Pharmaceuticals, Inc. (a)	21,161	84,432
Nabriva Therapeutics PLC (a)(b)	42,738	19,352
Nektar Therapeutics (a)	108,015	1,106,074
NGM Biopharmaceuticals, Inc. (a)	44,097	655,281
NLS Pharmaceutics Ltd. (a)(b)	14,362	17,091
Novan, Inc. (a)	10,162	37,091
NRX Pharmaceuticals, Inc. (a)(b)	30,907	92,412
Ocular Therapeutix, Inc. (a)	42,919	239,488
Ocuphire Pharma, Inc. (a)(b)	34,766	118,900
Omeros Corp. (a)(b)	40,138	288,994
Onconova Therapeutics, Inc. (a)	33,198	53,781
Opiant Pharmaceuticals, Inc. (a)	3,728	97,524
OptiNose, Inc. (a)(b)	43,019	126,046
Oramed Pharmaceuticals, Inc. (a)(b)	18,130	186,739
Otonomy, Inc. (a)	53,180	107,424
Pacira Biosciences, Inc. (a)	26,424	1,762,217
PainReform Ltd. (a)(b)	19,107	20,062
Palisade Bio, Inc. (a)	65,337	60,110
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	104,460
Petros Pharmaceuticals, Inc. (a)(b)	6,734	9,293
Pharvaris BV (b)	18,643	318,795
Phathom Pharmaceuticals, Inc. (a)(b)	17,684	320,611
Phibro Animal Health Corp. Class A	16,621	354,027
Pliant Therapeutics, Inc. (a)	21,561	193,402
PLx Pharma PLC (a)(b)	25,849	130,537
PolyPid Ltd. (a)	12,545	50,556
Procaps Group SA (a)(b)	12,272	111,307
Processa Pharmaceuticals, Inc. (a)(b)	11,057	42,348
ProPhase Labs, Inc. (b)	7,224	45,656
Provention Bio, Inc. (a)(b)	29,428	184,514
Pulmatrix, Inc. (a)	44,393	13,704
Purple Biotech Ltd. ADR (a)(b)	12,666	37,111
Qilian International Holding Group Ltd. (a)(b)	23,641	45,627
Rain Therapeutics, Inc. (a)	10,662	63,759
Rani Therapeutics Holdings, Inc. (b)	10,541	175,929
Reata Pharmaceuticals, Inc. (a)	18,243	597,276
RedHill Biopharma Ltd. sponsored ADR (a)(b)	26,419	57,858
Regencell Bioscience Holdings Ltd. (b)	6,816	244,490
Relmada Therapeutics, Inc. (a)(b)	12,198	250,181
Revance Therapeutics, Inc. (a)	81,269	1,102,820
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	24,083
Roivant Sciences Ltd. (a)(b)	325,745	2,048,936
Royalty Pharma PLC	236,543	9,286,678
RVL Pharmaceuticals PLC (a)	32,042	57,996
Sanofi SA sponsored ADR	151,964	7,970,512
Satsuma Pharmaceuticals, Inc. (a)	19,951	82,996
scPharmaceuticals, Inc. (a)	18,268	95,907
SCYNEXIS, Inc. (a)(b)	2,343	9,794
Seelos Therapeutics, Inc. (a)	84,689	89,770
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)	31,648	24,211
SIGA Technologies, Inc. (a)	66,111	396,666
Sol-Gel Technologies Ltd. (a)(b)	13,406	97,730
Sonoma Pharmaceuticals, Inc. (a)	4,975	15,821
Supernus Pharmaceuticals, Inc. (a)	32,482	1,037,800
Tarsus Pharmaceuticals, Inc. (a)	13,044	229,966
Terns Pharmaceuticals, Inc.	14,756	48,990
TFF Pharmaceuticals, Inc. (a)(b)	10,670	72,449
The Valens Co., Inc. (a)(b)	9,035	18,522
TherapeuticsMD, Inc. (a)	223,639	53,494
Theravance Biopharma, Inc. (a)	38,125	383,919
Theseus Pharmaceuticals, Inc. (b)	18,302	184,850
Tilray Brands, Inc. Class 2 (a)(b)	248,906	1,518,327
Titan Pharmaceuticals, Inc. (a)(b)	19,257	19,642
Trevi Therapeutics, Inc. (a)	7,164	4,585
Tricida, Inc. (a)(b)	34,018	270,783
Universe Pharmaceuticals, Inc. (a)(b)	8,802	10,650
Vallon Pharamceuticals, Inc. (b)	9,542	70,515
Ventyx Biosciences, Inc. (b)	25,221	294,833
Verona Pharma PLC ADR (a)(b)	13,273	74,594
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	136,527
Viatris, Inc.	674,955	7,431,255
Virpax Pharmaceuticals, Inc.	2,479	5,379
Vyne Therapeutics, Inc. (a)	30,249	16,398
WAVE Life Sciences (a)	32,769	80,448
Xeris Biopharma Holdings, Inc. (a)(b)	62,079	147,748
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	7,227
Zogenix, Inc. (a)	35,750	938,795
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	49,196
		91,087,112
TOTAL HEALTH CARE		1,024,107,959
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	2,393	15,148
AeroVironment, Inc. (a)	13,397	951,857
AerSale Corp. (a)	22,990	360,023
Astra Space, Inc. Class A (a)(b)	107,476	374,016
Astronics Corp. (a)	11,489	169,003
Astrotech Corp. (a)	36,874	26,192
Axon Enterprise, Inc. (a)	37,963	5,324,311
Byrna Technologies, Inc. (a)(b)	14,709	147,237
Draganfly, Inc.	3,082	3,853
EHang Holdings Ltd. ADR (a)(b)	17,186	255,384
Elbit Systems Ltd. (b)	24,821	5,114,615
Innovative Solutions & Support, Inc. (a)	6,779	52,469
Kratos Defense & Security Solutions, Inc. (a)	68,797	1,439,233
Lilium NV (a)(b)	154,385	527,997
Mercury Systems, Inc. (a)	30,699	1,848,694
Momentus, Inc. Class A (a)(b)	35,057	80,631
RADA Electronic Industries Ltd. (a)(b)	29,760	389,558
Rocket Lab U.S.A., Inc. Class A (a)(b)	247,993	2,365,853
Satellogic, Inc. Class A (a)(b)	49,366	299,158
Sigma Labs, Inc. (a)	14,199	32,374
TAT Technologies Ltd. (a)	4,899	32,627
Virgin Orbit Holdings, Inc. (a)(b)	63,325	453,407
VirTra, Inc. (a)	1,810	11,367
Woodward, Inc.	35,161	4,382,115
		24,657,122
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,316	35,532
Air Transport Services Group, Inc. (a)	45,748	1,441,519
Atlas Air Worldwide Holdings, Inc. (a)	14,813	1,160,747
C.H. Robinson Worldwide, Inc.	71,213	6,884,873
Expeditors International of Washington, Inc.	94,234	9,740,026
Forward Air Corp.	15,781	1,628,284
Hub Group, Inc. Class A (a)	18,343	1,548,149
		22,439,130
Airlines - 0.2%
Allegiant Travel Co. (a)	9,991	1,739,333
American Airlines Group, Inc. (a)(b)	334,879	5,776,663
Blade Air Mobility, Inc. (a)(b)	44,231	331,733
Frontier Group Holdings, Inc. (a)	120,000	1,545,600
Hawaiian Holdings, Inc. (a)(b)	31,196	598,339
JetBlue Airways Corp. (a)	216,809	3,310,673
Mesa Air Group, Inc. (a)	19,225	83,629
Ryanair Holdings PLC sponsored ADR (a)	54,463	5,430,506
SkyWest, Inc. (a)	28,361	797,228
Sun Country Airlines Holdings, Inc. (a)(b)	30,637	828,731
United Airlines Holdings, Inc. (a)	169,113	7,508,617
		27,951,052
Building Products - 0.1%
AAON, Inc.	28,630	1,676,573
AeroClean Technologies, Inc. (b)	7,134	31,532
American Woodmark Corp. (a)	8,946	479,327
Antelope Enterprise Holdings L (a)(b)	13,809	15,604
Apogee Enterprises, Inc.	14,762	665,323
Applied UV, Inc. (a)	4,305	7,232
Caesarstone Sdot-Yam Ltd.	10,345	124,037
CSW Industrials, Inc.	8,215	988,511
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	83,605
Gibraltar Industries, Inc. (a)	18,047	872,031
Tecnoglass, Inc.	26,000	533,780
UFP Industries, Inc.	34,896	2,992,332
View, Inc. Class A (a)(b)	117,562	284,500
		8,754,387
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	50,508	666,201
Aqua Metals, Inc. (a)(b)	36,541	39,099
Aurora Innovation, Inc. (a)(b)	644,998	3,689,389
Casella Waste Systems, Inc. Class A (a)	27,982	2,109,843
CECO Environmental Corp. (a)	21,695	116,719
China Recycling Energy Corp. (a)(b)	2,863	19,726
Cimpress PLC (a)	14,362	904,662
Cintas Corp.	58,183	21,837,244
Copart, Inc. (a)	133,304	16,380,396
Driven Brands Holdings, Inc. (a)	94,370	2,771,647
Fuel Tech, Inc. (a)(b)	7,428	9,285
Healthcare Services Group, Inc. (b)	29,473	466,263
Heritage-Crystal Clean, Inc. (a)	13,663	383,111
Interface, Inc.	29,819	389,138
Kimball International, Inc. Class B	36,143	335,046
Matthews International Corp. Class A	14,831	492,093
Millerknoll, Inc. (b)	40,332	1,568,108
Odyssey Marine Exploration, Inc. (a)(b)	6,411	37,825
Performant Financial Corp. (a)	25,601	55,554
Perma-Fix Environmental Services, Inc. (a)	9,998	56,589
PyroGenesis Canada, Inc. (a)(b)	105,149	213,452
Quest Resource Holding Corp. (a)	5,212	36,223
Quhuo Ltd. ADR (a)	3,482	2,334
Recycling Asset Holdings, Inc. (a)(c)	694	24
Renovare Environmental, Inc. (a)	8,693	3,825
Sentage Holdings, Inc.	1,732	1,619
SP Plus Corp. (a)	13,740	410,139
Stericycle, Inc. (a)	50,332	2,937,376
Tetra Tech, Inc.	29,837	4,737,220
TOMI Environmental Solutions, Inc. (a)	8,765	9,116
U.S. Ecology, Inc. (a)	16,302	773,367
Vidler Water Resouces, Inc. (a)	18,610	223,692
Virco Manufacturing Co. (a)	950	2,860
VSE Corp.	7,604	362,331
		62,041,516
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd.	2,968	50,159
Concrete Pumping Holdings, Inc. (a)	28,584	212,665
Construction Partners, Inc. Class A (a)	19,146	512,347
Great Lakes Dredge & Dock Corp. (a)	35,442	500,087
IES Holdings, Inc. (a)	11,098	466,560
Infrastructure and Energy Alternatives, Inc. (a)(b)	21,783	236,999
iSun, Inc. (a)	10,234	53,012
Limbach Holdings, Inc. (a)	6,648	51,190
Matrix Service Co. (a)	12,262	85,098
MYR Group, Inc. (a)	9,722	872,550
Northwest Pipe Co. (a)	5,851	166,754
NV5 Global, Inc. (a)(b)	8,216	881,166
Orbital Energy Group, Inc. (a)(b)	34,811	55,349
Primoris Services Corp.	28,950	763,412
QualTek Services, Inc. Class A (a)(b)	22,514	79,700
SG Blocks, Inc. (a)	5,721	10,527
Sterling Construction Co., Inc. (a)	15,145	447,232
Willscot Mobile Mini Holdings (a)	133,190	4,732,241
		10,177,048
Electrical Equipment - 0.2%
ADS-TEC Energy PLC (a)(b)	14,709	124,732
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	65,366
Allied Motion Technologies, Inc.	8,863	308,610
American Superconductor Corp. (a)	23,972	203,522
Array Technologies, Inc. (a)	72,558	815,552
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	152,622	279,298
Ballard Power Systems, Inc. (a)(b)	164,663	1,880,451
Beam Global (a)(b)	6,808	98,784
Blink Charging Co. (a)(b)	23,316	573,107
Broadwind, Inc. (a)(b)	9,566	20,758
Capstone Turbine Corp. (a)(b)	5,108	21,300
CBAK Energy Technology, Inc. (a)(b)	35,345	45,595
Encore Wire Corp.	10,986	1,278,990
Energous Corp. (a)(b)	89,434	101,955
Energy Focus, Inc. (a)	617	796
Enovix Corp. (a)	83,558	1,392,076
Eos Energy Enterprises, Inc. (a)(b)	27,175	78,808
Fluence Energy, Inc. (b)	28,449	384,915
Flux Power Holdings, Inc. (a)(b)	6,183	15,890
FTC Solar, Inc. (a)(b)	44,589	210,014
FuelCell Energy, Inc. (a)(b)	237,540	1,425,240
Fusion Fuel Green PLC Class A (a)(b)	4,794	29,915
Ideal Power, Inc. (a)	6,424	55,439
LSI Industries, Inc.	17,145	116,929
Nuvve Holding Corp. (a)(b)	16,407	121,740
Orion Energy Systems, Inc. (a)	14,347	44,332
Pioneer Power Solutions, Inc.	9,793	58,660
Plug Power, Inc. (a)(b)	322,062	8,144,948
Polar Power, Inc. (a)(b)	8,285	26,181
Powell Industries, Inc. (b)	6,368	134,620
Preformed Line Products Co.	3,095	172,546
Shoals Technologies Group, Inc. (a)	56,302	890,135
Sunrun, Inc. (a)	112,914	3,080,294
Sunworks, Inc. (a)(b)	14,202	33,233
TPI Composites, Inc. (a)	19,991	270,278
Tritium DCFC Ltd. (a)(b)	28,032	206,316
Ultralife Corp. (a)	11,042	59,296
Vicor Corp. (a)	17,562	1,313,111
		24,083,732
Industrial Conglomerates - 0.6%
Gaucho Group Holdings, Inc. (a)(b)	9,967	21,329
Honeywell International, Inc.	380,807	72,258,128
Icahn Enterprises LP	152,140	8,328,144
		80,607,601
Machinery - 0.4%
Agrify Corp. (b)	11,285	64,776
Altra Industrial Motion Corp.	35,733	1,517,581
Astec Industries, Inc.	13,267	660,697
Berkshire Grey, Inc. Class A (a)	120,675	403,055
Blue Bird Corp. (a)	16,718	356,261
Columbus McKinnon Corp. (NY Shares)	16,265	742,335
Commercial Vehicle Group, Inc. (a)	21,200	169,388
Eastern Co.	4,547	108,992
Energy Recovery, Inc. (a)	35,074	666,406
Fast Radius, Inc. Class A (a)(b)	28,548	59,380
Franklin Electric Co., Inc.	25,745	2,176,997
FreightCar America, Inc. (a)(b)	32,845	132,694
Gencor Industries, Inc. (a)	8,433	86,438
Greenland Technologies Holding Corp. (a)(b)	5,467	28,428
GreenPower Motor Co., Inc. (a)(b)	11,083	67,717
Hillman Solutions Corp. Class A (a)	97,574	915,244
Hurco Companies, Inc.	4,416	150,718
Hydrofarm Holdings Group, Inc. (a)(b)	24,337	492,824
Hyzon Motors, Inc. Class A (a)(b)	134,771	752,022
Ideanomics, Inc. (a)(b)	232,089	243,693
Kornit Digital Ltd. (a)	27,307	2,589,523
L.B. Foster Co. Class A (a)	5,419	85,187
Lincoln Electric Holdings, Inc.	32,763	4,175,972
LiqTech International, Inc. (a)(b)	14,828	87,633
Manitex International, Inc. (a)	14,236	107,197
Microvast Holdings, Inc. (a)(b)	161,398	1,152,382
Middleby Corp. (a)	30,871	5,483,307
Nikola Corp. (a)(b)	258,443	2,041,700
Nisun International Enterprise (a)(b)	11,226	9,539
NN, Inc. (a)	14,855	38,474
Nordson Corp.	32,168	7,285,730
Omega Flex, Inc.	5,646	820,082
PACCAR, Inc.	191,827	17,611,637
Park-Ohio Holdings Corp.	5,074	80,626
Perma-Pipe International Holdings, Inc. (a)	5,390	47,702
Proterra, Inc. Class A (a)(b)	112,733	1,019,106
RBC Bearings, Inc. (a)	15,506	3,005,838
Sarcos Technology and Robotics Corp. Class A (a)(b)	67,342	406,072
Taylor Devices, Inc. (a)	1,759	17,590
The Shyft Group, Inc.	20,942	846,266
Twin Disc, Inc. (a)	9,749	116,013
Urban-Gro, Inc. (a)(b)	1,561	14,236
voxeljet AG ADR (a)	2,769	11,076
Westport Fuel Systems, Inc. (a)	72,395	115,108
Xos, Inc. Class A (a)(b)	82,575	197,354
		57,160,996
Marine - 0.0%
Capital Product Partners LP	6,724	100,860
Castor Maritime, Inc. (a)(b)	49,703	82,507
Eagle Bulk Shipping, Inc.	6,979	368,003
EuroDry Ltd. (a)	11,810	302,690
Euroseas Ltd. (a)(b)	2,629	75,452
Golden Ocean Group Ltd. (b)	99,171	1,227,737
Grindrod Shipping Holdings Ltd. (b)	8,483	209,021
Pangaea Logistics Solutions Ltd.	24,288	123,383
Performance Shipping, Inc. (a)(b)	40,265	138,512
Pyxis Tankers, Inc. (a)	42,562	23,792
Seanergy Martime Holdings Corp. (a)	72,085	80,014
Star Bulk Carriers Corp. (b)	49,906	1,501,172
		4,233,143
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	22,264	1,153,275
Acacia Research Corp. (a)	26,315	100,786
Atlas Technical Consultants, Inc. (a)	19,217	220,611
Barrett Business Services, Inc.	3,985	239,698
China Index Holdings Ltd. ADR (a)(b)	30,315	27,284
CoStar Group, Inc. (a)	220,075	13,426,776
CRA International, Inc.	4,701	417,590
DLH Holdings Corp. (a)	5,570	96,361
Exponent, Inc.	28,889	2,737,522
First Advantage Corp.	83,856	1,354,274
Forrester Research, Inc. (a)	10,756	558,559
Global Internet of People, Inc. (a)(b)	8,860	10,986
Headhunter Group PLC ADR (b)(c)	16,914	237,980
Heidrick & Struggles International, Inc.	8,594	367,394
Hirequest, Inc. (b)	6,327	118,695
Hudson Global, Inc. (a)	1,375	40,975
Huron Consulting Group, Inc. (a)	11,971	590,529
ICF International, Inc.	10,225	906,140
Kelly Services, Inc. Class A (non-vtg.)	21,044	446,554
Kforce, Inc.	10,845	815,327
LegalZoom.com, Inc. (b)	107,439	1,677,123
ManTech International Corp. Class A (b)	15,383	1,282,481
Otonomo Technologies Ltd. (a)(b)	42,044	60,543
RCM Technologies, Inc. (a)	4,323	30,650
Recruiter.com Group, Inc. (b)	7,704	19,414
Red Violet, Inc. (a)(b)	8,743	231,165
Resources Connection, Inc.	22,136	367,458
ShiftPixy, Inc. (a)	8,773	7,468
Sterling Check Corp. (b)	51,361	1,081,663
Upwork, Inc. (a)	69,606	1,759,640
Verisk Analytics, Inc.	89,790	15,923,359
Where Food Comes From, Inc.	2,480	33,232
Willdan Group, Inc. (a)	7,167	231,494
		46,573,006
Road & Rail - 0.9%
AMERCO	10,972	6,337,537
ArcBest Corp.	13,918	1,289,920
Avis Budget Group, Inc. (a)	31,508	5,779,828
Covenant Transport Group, Inc. Class A	6,293	141,655
CSX Corp.	1,231,948	41,775,357
Daseke, Inc. (a)	34,313	430,628
Ezgo Technologies Ltd. (a)(b)	2,944	2,503
Heartland Express, Inc.	44,050	632,558
Helbiz, Inc. (a)(b)	4,659	13,278
Hertz Global Holdings, Inc. (b)	261,238	5,308,356
HyreCar, Inc. (a)	10,990	29,893
J.B. Hunt Transport Services, Inc.	58,717	11,915,441
Landstar System, Inc.	21,474	3,315,800
Lyft, Inc. (a)	181,685	7,074,814
Marten Transport Ltd.	47,473	818,909
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	4,446
Old Dominion Freight Lines, Inc.	64,306	20,194,013
P.A.M. Transportation Services, Inc.	7,002	472,425
Patriot Transportation Holding, Inc.	1,759	14,934
Saia, Inc. (a)	14,496	4,163,686
Td Holdings, Inc. (a)	13,130	3,151
TuSimple Holdings, Inc. (a)(b)	103,549	1,803,824
U.S.A. Truck, Inc. (a)	5,235	127,629
Universal Logistics Holdings, Inc.	17,590	336,497
Werner Enterprises, Inc.	37,001	1,608,063
Yellow Corp. (a)	25,553	230,233
		113,825,378
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,797	2,315,793
Code Chain New Continent Ltd. (a)(b)	17,695	15,926
DXP Enterprises, Inc. (a)	9,057	260,026
Euro Tech Holdings Co. Ltd. (b)	4,600	6,762
Fastenal Co.	317,901	16,359,185
H&E Equipment Services, Inc.	19,766	825,428
Hudson Technologies, Inc. (a)	40,436	154,466
Huttig Building Products, Inc. (a)	17,487	162,454
Karat Packaging, Inc. (a)	10,117	164,401
Lawson Products, Inc. (a)	5,086	216,206
McGrath RentCorp.	12,871	1,046,155
Rush Enterprises, Inc.:
Class A	24,910	1,293,825
Class B	6,706	328,661
Titan Machinery, Inc. (a)	11,661	330,356
Transcat, Inc. (a)	4,527	355,188
Willis Lease Finance Corp. (a)	3,418	119,493
		23,954,325
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	3,405	197,933
Singularity Future Technology Ltd. (a)(b)	11,251	83,932
		281,865
TOTAL INDUSTRIALS		506,740,301
INFORMATION TECHNOLOGY - 44.2%
Communications Equipment - 1.3%
ADTRAN, Inc.	26,355	542,649
Applied Optoelectronics, Inc. (a)(b)	20,141	73,112
AudioCodes Ltd. (b)	17,081	484,076
Aviat Networks, Inc. (a)	6,448	182,478
CalAmp Corp. (a)	18,255	128,880
Cambium Networks Corp. (a)	14,493	403,050
Casa Systems, Inc. (a)	30,295	126,027
Ceragon Networks Ltd. (a)	40,973	91,780
Cisco Systems, Inc.	2,335,365	130,243,306
Clearfield, Inc. (a)	9,087	582,568
ClearOne, Inc. (a)	10,289	9,157
CommScope Holding Co., Inc. (a)	112,653	1,074,710
Communications Systems, Inc. (b)	4,332	8,837
COMSovereign Holding Corp. (a)(b)	20,231	13,502
Comtech Telecommunications Corp.	12,600	259,308
Digi International, Inc. (a)	19,090	383,327
DZS, Inc. (a)	13,141	190,413
EMCORE Corp. (a)	20,355	78,977
Ericsson (B Shares) sponsored ADR	208,281	1,932,848
Extreme Networks, Inc. (a)	71,064	816,525
F5, Inc. (a)	33,582	6,744,945
Franklin Wireless Corp. (a)	9,420	35,419
Genasys, Inc. (a)	20,513	66,462
Gilat Satellite Networks Ltd. (a)	18,319	150,582
Harmonic, Inc. (a)	60,290	561,300
Infinera Corp. (a)(b)	113,084	1,043,765
Inseego Corp. (a)(b)	52,527	247,402
Ituran Location & Control Ltd. (b)	10,985	225,961
KVH Industries, Inc. (a)	10,763	92,777
Lantronix, Inc. (a)	15,008	103,105
Lumentum Holdings, Inc. (a)	40,763	4,029,830
Minim, Inc. (a)	14,155	18,402
NETGEAR, Inc. (a)	18,625	495,611
NetScout Systems, Inc. (a)	41,313	1,286,074
Ondas Holdings, Inc. (a)(b)	18,652	93,260
PC-Tel, Inc.	11,312	55,089
Radware Ltd. (a)	27,195	935,780
Resonant, Inc. (a)(b)	10,903	47,864
Ribbon Communications, Inc. (a)	79,551	241,835
Sierra Wireless, Inc. (a)(b)	18,467	348,842
Silicom Ltd. (a)	4,848	201,919
Siyata Mobile, Inc. (a)(b)	19,350	19,544
Tessco Technologies, Inc. (a)	10,061	63,183
UTStarcom Holdings Corp. (a)	48,947	39,926
ViaSat, Inc. (a)(b)	40,249	1,836,964
Viavi Solutions, Inc. (a)	125,363	2,055,953
Vislink Technologies, Inc. (a)(b)	25,373	23,775
		158,691,099
Electronic Equipment & Components - 0.7%
908 Devices, Inc. (a)	13,727	228,280
Advanced Energy Industries, Inc.	21,207	1,820,621
AEye, Inc. Class A (a)(b)	81,080	269,186
Airgain, Inc. (a)	4,073	37,024
Akoustis Technologies, Inc. (a)(b)	14,624	92,131
Alpine 4 Holdings, Inc. (a)(b)	69,068	107,055
Arbe Robotics Ltd. (a)(b)	27,724	191,018
Avnet, Inc.	53,663	2,257,602
Bel Fuse, Inc.:
Class A	1,125	20,464
Class B (non-vtg.)	5,258	82,814
CDW Corp.	76,242	13,148,695
Cemtrex, Inc. (a)	30,161	19,001
Cepton, Inc. (a)(b)	10,096	122,162
ClearSign Combustion Corp. (a)(b)	16,057	20,392
Coda Octopus Group, Inc. (a)(b)	4,103	24,290
Cognex Corp.	98,291	6,640,540
Coherent, Inc. (a)	13,614	3,598,452
CPS Technologies Corp. (a)	4,893	15,413
Daktronics, Inc. (a)	31,984	147,446
Data I/O Corp. (a)	15,054	72,410
Deswell Industries, Inc.	1,758	6,768
Digital Ally, Inc. (a)(b)	23,185	24,112
ePlus, Inc. (a)	14,180	665,042
Evolv Technologies Holdings, Inc. (a)(b)	82,187	289,298
FARO Technologies, Inc. (a)	11,137	609,639
Flex Ltd. (a)	255,671	4,216,015
Focus Universal, Inc. (a)(b)	20,486	186,218
Frequency Electronics, Inc. (a)	5,274	48,152
Hollysys Automation Technologies Ltd. (a)	32,959	464,063
Identiv, Inc. (a)	10,328	216,475
II-VI, Inc. (a)(b)	58,179	4,041,113
Innoviz Technologies Ltd. (a)(b)	61,501	246,004
Insight Enterprises, Inc. (a)	19,371	2,014,584
Integrated Media Technology Ltd. (a)(b)	2,239	12,561
Intellicheck, Inc. (a)(b)	10,166	35,479
Interlink Electronics, Inc. (a)(b)	2,544	25,262
IPG Photonics Corp. (a)	29,805	3,885,082
Iteris, Inc. (a)	22,008	72,406
Itron, Inc. (a)	24,868	1,185,458
KEY Tronic Corp. (a)	6,057	35,373
Kimball Electronics, Inc. (a)	15,945	274,892
LightPath Technologies, Inc. Class A (a)(b)	12,016	24,993
Lightwave Logic, Inc. (a)(b)	60,149	452,922
Littelfuse, Inc.	13,581	3,506,750
Luna Innovations, Inc. (a)	21,826	149,072
MicroVision, Inc. (a)(b)	87,687	351,625
MICT, Inc. (a)(b)	91,949	58,020
Napco Security Technologies, Inc.	23,668	482,591
National Instruments Corp.	72,866	2,925,570
Neonode, Inc. (a)(b)	4,962	23,123
nLIGHT, Inc. (a)	23,656	385,593
Novanta, Inc. (a)	19,813	2,707,050
OSI Systems, Inc. (a)	9,960	803,473
PC Connection, Inc.	15,743	768,101
Plexus Corp. (a)	16,687	1,359,490
Powerfleet, Inc. (a)	19,674	70,236
Red Cat Holdings, Inc. (b)	20,617	35,874
Research Frontiers, Inc. (a)(b)	10,936	21,763
RF Industries Ltd. (a)	2,448	17,405
Richardson Electronics Ltd.	7,825	92,022
Sanmina Corp. (a)	34,858	1,386,651
ScanSource, Inc. (a)	12,803	404,319
Senstar Technologies Ltd. (a)	12,188	31,689
Soluna Holdings, Inc. (a)(b)	5,272	56,094
Sono-Tek Corp. (a)	2,629	13,539
Supercom Ltd. (a)(b)	8,931	5,716
Trimble, Inc. (a)	139,198	9,709,061
TROOPS, Inc. (a)(b)	52,367	234,604
TTM Technologies, Inc. (a)	56,839	714,466
Velodyne Lidar, Inc. (a)(b)	204,105	753,147
Wayside Technology Group, Inc.	3,243	97,614
Wrap Technologies, Inc. (a)(b)	38,058	82,586
Zebra Technologies Corp. Class A (a)	29,691	12,272,478
		87,466,629
IT Services - 2.6%
Affirm Holdings, Inc. (a)(b)	114,988	4,811,098
AgileThought, Inc. Class A (a)(b)	21,017	109,288
Akamai Technologies, Inc. (a)	89,439	9,682,666
Alithya Group, Inc. (b)	36,580	103,887
ALJ Regional Holdings, Inc. (a)(b)	36,145	88,917
Amdocs Ltd.	69,757	5,489,876
American Virtual Cloud Technologies, Inc. (a)(b)	25,701	24,753
Automatic Data Processing, Inc.	233,286	47,692,990
Backblaze, Inc. Class A (b)	1,817	20,677
BigCommerce Holdings, Inc. (a)	38,362	993,576
Brightcove, Inc. (a)	26,601	198,975
Cantaloupe, Inc. (a)	40,019	310,948
Cass Information Systems, Inc.	9,021	357,051
Chindata Group Holdings Ltd. ADR (a)(b)	58,230	319,683
CLPS, Inc. (a)(b)	5,050	10,959
Cognizant Technology Solutions Corp. Class A	292,346	25,179,761
Computer Task Group, Inc. (a)	17,316	159,480
Concentrix Corp.	28,981	5,793,012
Conduent, Inc. (a)	116,630	567,988
Core Scientific, Inc. (a)(b)	11,692	107,566
Crexendo, Inc.	12,457	54,686
CSG Systems International, Inc.	17,233	1,063,621
CSP, Inc. (a)	2,765	22,811
Cyxtera Technologies, Inc. Class A (a)	81,233	988,606
Data Storage Corp. (a)(b)	37,137	130,351
Dlocal Ltd. (b)	80,031	2,613,012
Euronet Worldwide, Inc. (a)	29,379	3,767,269
EVO Payments, Inc. Class A (a)	26,275	633,490
Exela Technologies, Inc. (a)	104,481	67,599
ExlService Holdings, Inc. (a)	18,501	2,234,736
Fiserv, Inc. (a)	365,494	35,697,799
Flywire Corp. (a)	52,577	1,422,734
Formula Systems (1985) Ltd. ADR	193	18,617
GDS Holdings Ltd. ADR (a)(b)	60,643	2,699,826
Getnet Adquirencia e Servicos Para Meios de Pagamento SA ADR (b)	20,101	25,327
GreenBox POS (a)(b)	21,290	72,386
GreenSky, Inc. Class A (a)	44,429	439,847
Grid Dynamics Holdings, Inc. (a)	41,934	509,498
Hackett Group, Inc.	16,264	336,990
i3 Verticals, Inc. Class A (a)	11,916	314,582
IBEX Ltd. (a)	9,924	156,501
Information Services Group, Inc.	25,958	184,821
Innodata, Inc. (a)	13,207	69,865
Inpixon (a)(b)	51,648	17,819
International Money Express, Inc. (a)	22,487	361,141
Jack Henry & Associates, Inc.	40,641	7,185,329
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	51,589	347,710
Limelight Networks, Inc. (a)(b)	65,096	254,525
Marqeta, Inc. Class A (b)	124,933	1,465,464
MoneyGram International, Inc. (a)	44,589	478,886
MongoDB, Inc. Class A (a)	36,532	13,954,859
Net 1 UEPS Technologies, Inc. (a)(b)	28,433	145,577
Nuvei Corp. (b)(e)	35,363	1,919,857
Okta, Inc. (a)	81,391	14,881,530
Paya Holdings, Inc. (a)(b)	65,898	425,042
Paychex, Inc.	199,863	23,795,689
Payoneer Global, Inc. (a)	187,374	903,143
PayPal Holdings, Inc. (a)	651,001	72,866,542
Paysign, Inc. (a)	29,027	62,989
Perficient, Inc. (a)	17,809	1,814,737
PFSweb, Inc. (a)	12,193	138,025
Priority Technology Holdings, Inc. (a)	38,686	203,488
QIWI PLC Class B sponsored ADR (b)(c)	1,657	8,813
Rackspace Technology, Inc. (a)(b)	114,778	1,277,479
Remitly Global, Inc. (b)	89,931	984,744
Repay Holdings Corp. (a)	49,581	856,264
Research Solutions, Inc. (a)	4,834	10,296
Sabre Corp. (a)(b)	170,866	1,867,565
ServiceSource International, Inc. (a)	43,570	57,948
Steel Connect, Inc. (a)	32,364	44,662
StoneCo Ltd. Class A (a)	143,477	1,612,681
Taoping, Inc. (a)(b)	3,739	6,842
TaskUs, Inc.	14,716	422,644
The Glimpse Group, Inc. (b)	3,147	25,365
The OLB Group, Inc. (a)	1,982	3,528
Thoughtworks Holding, Inc. (b)	194,625	4,449,128
Ttec Holdings, Inc.	25,710	2,043,945
Tucows, Inc. (a)(b)	6,556	440,432
Usio, Inc. (a)	12,705	41,799
VeriSign, Inc. (a)	61,755	13,198,279
Verra Mobility Corp. (a)	88,691	1,490,009
Vnet Group, Inc. ADR (a)(b)	71,009	558,841
WaveDancer, Inc. (a)(b)	2,165	8,963
Wix.com Ltd. (a)	31,366	2,872,498
		329,053,202
Semiconductors & Semiconductor Equipment - 11.2%
ACM Research, Inc. (a)(b)	9,521	784,721
Advanced Micro Devices, Inc. (a)	672,571	82,954,907
AEHR Test Systems (a)	13,393	182,145
Allegro MicroSystems LLC (a)	104,788	3,004,272
Alpha & Omega Semiconductor Ltd. (a)	13,400	720,518
Ambarella, Inc. (a)	19,752	2,759,552
Amkor Technology, Inc. (b)	135,545	3,072,805
Amtech Systems, Inc. (a)	9,588	99,715
Analog Devices, Inc.	297,488	47,684,352
Applied Materials, Inc.	498,146	66,851,193
ASML Holding NV	44,465	29,636,367
Atomera, Inc. (a)(b)	13,904	223,159
Axcelis Technologies, Inc. (a)	19,430	1,344,945
AXT, Inc. (a)	21,623	161,091
Azenta, Inc.	41,417	3,624,816
Broadcom, Inc.	226,709	133,177,935
Camtek Ltd. (a)(b)	23,975	787,339
Canadian Solar, Inc. (a)(b)	33,213	1,051,524
CEVA, Inc. (a)	12,199	497,353
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,922	146,800
Cirrus Logic, Inc. (a)	32,816	2,850,726
CMC Materials, Inc.	16,067	2,979,304
Cohu, Inc. (a)	26,895	838,586
CVD Equipment Corp. (a)	4,263	18,672
CyberOptics Corp. (a)	5,253	199,719
Diodes, Inc. (a)	25,728	2,304,972
Enphase Energy, Inc. (a)	74,642	12,442,821
Entegris, Inc.	75,304	9,825,666
Everspin Technologies, Inc. (a)(b)	13,033	131,503
First Solar, Inc. (a)	59,097	4,449,413
FormFactor, Inc. (a)	42,470	1,719,610
GlobalFoundries, Inc. (b)	296,340	18,011,545
GSI Technology, Inc. (a)	15,609	61,812
Himax Technologies, Inc. sponsored ADR (b)	59,577	661,900
Ichor Holdings Ltd. (a)	15,188	535,073
Impinj, Inc. (a)	13,149	903,994
indie Semiconductor, Inc. (a)	54,603	428,634
Intel Corp.	2,248,201	107,239,188
KLA Corp.	83,636	29,147,146
Kopin Corp. (a)	49,279	130,097
Kulicke & Soffa Industries, Inc. (b)	35,023	1,829,602
Lam Research Corp.	77,759	43,650,015
Lattice Semiconductor Corp. (a)	74,745	4,680,532
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,297,503
Marvell Technology, Inc.	453,462	30,985,058
Maxeon Solar Technologies Ltd. (a)(b)	27,787	301,211
MaxLinear, Inc. Class A (a)	42,174	2,587,375
Meta Materials, Inc. (a)(b)	152,962	328,868
Microchip Technology, Inc.	306,881	21,582,941
Micron Technology, Inc.	618,985	55,003,007
MKS Instruments, Inc.	29,774	4,483,964
Monolithic Power Systems, Inc.	25,523	11,707,400
Navitas Semiconductor Corp. (a)	62,585	609,578
Nova Ltd. (a)(b)	15,378	1,611,307
NVE Corp.	2,373	135,736
NVIDIA Corp.	1,378,738	336,205,261
NXP Semiconductors NV	147,090	27,964,751
O2Micro International Ltd. sponsored ADR (a)	16,202	66,266
onsemi (a)	237,640	14,878,640
PDF Solutions, Inc. (a)	23,680	647,885
Peraso, Inc. (a)(b)	20,260	50,650
Photronics, Inc. (a)	36,838	678,556
Pixelworks, Inc. (a)	37,111	121,353
Power Integrations, Inc.	33,245	2,992,050
Qorvo, Inc. (a)	61,783	8,450,679
Qualcomm, Inc.	617,192	106,150,852
QuickLogic Corp. (a)(b)	2,338	11,924
Rambus, Inc. (a)	63,437	1,712,799
Rubicon Technology, Inc. (a)	443	3,991
SemiLEDs Corp. (a)	4,500	15,705
Semtech Corp. (a)	36,094	2,504,202
Silicon Laboratories, Inc. (a)	23,253	3,574,219
Silicon Motion Tech Corp. sponsored ADR	18,785	1,362,664
SiTime Corp. (a)	11,247	2,273,469
SkyWater Technology, Inc. (a)(b)	21,008	242,642
Skyworks Solutions, Inc.	90,954	12,567,114
SMART Global Holdings, Inc. (a)	25,906	711,120
SolarEdge Technologies, Inc. (a)	28,902	9,231,877
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	36,742
Summit Wireless Technologies, Inc. (a)(b)	50,912	62,113
SunPower Corp. (a)(b)	95,141	1,705,878
Synaptics, Inc. (a)	21,136	4,828,096
Teradyne, Inc.	90,297	10,647,822
Texas Instruments, Inc.	508,782	86,487,852
Tower Semiconductor Ltd. (a)	61,304	2,872,092
Ultra Clean Holdings, Inc. (a)	25,361	1,161,787
Universal Display Corp.	25,639	3,971,737
Veeco Instruments, Inc. (a)(b)	28,870	824,816
WISeKey International Holding Ltd. ADR (a)(b)	1,391	4,368
		1,400,461,959
Software - 16.0%
Absolute Software Corp.	25,866	234,346
ACI Worldwide, Inc. (a)	65,286	2,188,387
Adobe, Inc. (a)	263,542	123,253,323
Agilysys, Inc. (a)	14,089	592,161
Agora, Inc. ADR (a)	35,106	424,080
Alarm.com Holdings, Inc. (a)	28,485	1,875,168
Alfi, Inc.	6,105	14,652
Alkami Technology, Inc. (a)	54,588	860,307
Allot Ltd. (a)	21,262	173,498
Altair Engineering, Inc. Class A (a)(b)	28,825	1,914,557
American Software, Inc. Class A	20,292	445,815
Amplitude, Inc. (a)	29,647	635,632
ANSYS, Inc. (a)	48,636	15,767,305
AppFolio, Inc. (a)	12,376	1,400,221
Appian Corp. Class A (a)(b)	21,021	1,281,440
AppLovin Corp. (a)(b)	125,378	7,281,954
Argo Blockchain PLC ADR (b)	2,693	24,614
Arqit Quantum, Inc. (a)(b)	67,275	1,073,036
Arteris, Inc. (b)	17,296	258,229
Aspen Technology, Inc. (a)	37,769	5,756,373
Asure Software, Inc. (a)	12,380	86,289
Atlassian Corp. PLC (a)	77,781	23,779,207
Auddia, Inc. (a)(b)	4,309	7,024
AudioEye, Inc. (a)(b)	8,256	49,619
Aurora Mobile Ltd. ADR (a)(b)	47,465	57,907
Autodesk, Inc. (a)	122,271	26,927,742
AvePoint, Inc. (a)	138,345	780,266
AvidXchange Holdings, Inc. (b)	108,324	1,043,160
Aware, Inc. (a)	13,849	46,256
Benefitfocus, Inc. (a)(b)	12,461	125,607
Bentley Systems, Inc. Class B (b)	149,667	5,745,716
Bio-Key International, Inc. (a)(b)	10,259	22,672
Bit Digital, Inc. (a)	39,536	155,376
Bitfarms Ltd. (a)(b)	73,196	275,949
Blackbaud, Inc. (a)	27,295	1,705,665
BlackLine, Inc. (a)(b)	32,196	2,424,681
Bottomline Technologies, Inc. (a)	24,745	1,401,557
Braze, Inc.	4,257	179,603
Bridgeline Digital, Inc. (a)(b)	2,527	4,700
BSQUARE Corp. (a)(b)	7,925	13,076
BTCS, Inc.	2,315	9,839
BTRS Holdings, Inc. (a)	79,975	487,848
Cadence Design Systems, Inc. (a)	154,539	23,401,841
CDK Global, Inc.	61,076	2,769,186
Cellebrite DI Ltd. (a)(b)	98,773	701,288
Cerence, Inc. (a)(b)	20,968	757,154
Check Point Software Technologies Ltd. (a)	72,982	10,573,632
Cipher Mining, Inc. (a)	179,480	547,414
Citrix Systems, Inc.	68,929	7,065,223
Cleanspark, Inc. (a)(b)	20,027	212,286
Cognyte Software Ltd. (a)	40,628	453,408
Color Star Technology Co. Ltd. (a)(b)	55,164	13,030
CommVault Systems, Inc. (a)	26,244	1,651,010
Confluent, Inc.	46,203	1,977,026
Consensus Cloud Solutions, Inc. (a)	9,847	548,084
Couchbase, Inc.	23,156	487,897
Coupa Software, Inc. (a)	41,112	4,974,963
Crowdstrike Holdings, Inc. (a)	114,068	22,267,214
Cvent Holding Corp. (a)(b)	80,580	648,669
CyberArk Software Ltd. (a)	21,654	3,684,212
Cyngn, Inc. (b)	2,577	4,639
Cyren Ltd. (a)(b)	656	3,838
Datadog, Inc. Class A (a)	142,685	22,987,980
Datasea, Inc. (a)(b)	13,579	32,590
DatChat, Inc. (a)	1,357	2,945
Dave, Inc. (a)(b)	165,146	721,688
Descartes Systems Group, Inc. (a)	47,707	3,399,601
Digimarc Corp. (a)(b)	9,668	291,297
Digital Turbine, Inc. (a)	53,367	2,587,232
Docebo, Inc. (a)(b)	18,504	973,680
DocuSign, Inc. (a)	108,631	12,865,169
Domo, Inc. Class B (a)	15,733	700,119
Dropbox, Inc. Class A (a)	170,066	3,858,798
Duck Creek Technologies, Inc. (a)	71,543	1,679,830
Ebix, Inc. (b)	17,007	501,877
eGain Communications Corp. (a)	24,943	294,078
Embark Technology, Inc. (a)(b)	198,940	907,166
Everbridge, Inc. (a)	20,941	827,588
EverCommerce, Inc.	111,483	1,335,566
Evolving Systems, Inc. (a)	8,488	16,127
Expensify, Inc.	36,698	752,309
Five9, Inc. (a)	37,325	4,105,750
Fortinet, Inc. (a)	90,875	31,308,255
Freshworks, Inc. (b)	18,224	333,864
GitLab, Inc. (b)	6,869	400,257
Greenidge Generation Holdings, Inc. (a)	6,418	61,484
GTY Technology Holdings, Inc. (a)	38,628	171,508
HashiCorp, Inc.	8,630	434,866
HIVE Blockchain Technologies Ltd. (a)(b)	207,813	423,939
Hut 8 Mining Corp. (a)(b)	81,934	500,617
Infobird Co. Ltd. (a)(b)	11,582	9,381
Intapp, Inc.	34,418	793,679
InterDigital, Inc.	17,923	1,154,600
Intrusion, Inc. (a)	11,519	41,238
Intuit, Inc.	156,910	74,433,397
Ipsidy, Inc. (a)(b)	12,623	62,484
Iris Energy Ltd. (b)	30,475	456,211
Jamf Holding Corp. (a)(b)	65,286	2,233,434
JFrog Ltd. (a)(b)	52,733	1,306,196
Kaltura, Inc.	60,050	134,512
Karooooo Ltd. (a)(b)	15,254	484,315
Kaspien Holdings, Inc. (a)	939	7,324
KnowBe4, Inc. (a)	22,254	448,196
Latch, Inc. (a)(b)	86,053	355,399
LivePerson, Inc. (a)	39,446	799,965
Livevox Holdings, Inc. (a)(b)	69,123	346,997
Magic Software Enterprises Ltd.	31,025	555,658
Mandiant, Inc. (a)	132,160	2,616,768
Manhattan Associates, Inc. (a)	35,415	4,734,277
Marathon Digital Holdings, Inc. (a)(b)	56,357	1,428,650
Marin Software, Inc. (a)(b)	14,390	44,609
Materialise NV ADR (a)(b)	22,774	471,194
Matterport, Inc. (a)(b)	134,012	993,029
Mawson Infrastructure Group, Inc. (b)	35,300	148,966
McAfee Corp.	100,685	2,616,803
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	7,174
Microsoft Corp.	4,143,663	1,238,085,068
MicroStrategy, Inc. Class A (a)(b)	4,610	2,042,230
Mimecast Ltd. (a)	36,251	2,883,042
Mitek Systems, Inc. (a)	28,300	420,538
MMTEC, Inc. (a)(b)	12,794	5,821
Momentive Global, Inc. (a)	80,549	1,266,230
Monday.com Ltd. (b)	24,264	3,854,822
nCino, Inc. (a)(b)	53,503	2,457,393
NetSol Technologies, Inc. (a)	6,495	25,850
Nextnav, Inc. (a)(b)	43,414	263,957
NICE Systems Ltd. sponsored ADR (a)	28,292	6,401,065
NortonLifeLock, Inc.	321,799	9,325,735
Nuance Communications, Inc. (a)	168,698	9,366,113
Nutanix, Inc. Class A (a)	116,334	3,106,118
NXT-ID, Inc. (a)(b)	3,425	8,734
Oblong, Inc. (a)	25,309	19,230
Onespan, Inc. (a)	27,480	378,674
Open Text Corp.	153,133	6,661,286
Opera Ltd. ADR (a)	20,330	125,639
Palo Alto Networks, Inc. (a)	54,593	32,441,890
Park City Group, Inc. (a)(b)	11,886	75,952
Paycor HCM, Inc. (b)	95,565	2,682,510
Paylocity Holding Corp. (a)	30,384	6,454,777
Pegasystems, Inc.	45,245	3,941,744
Phunware, Inc. (a)(b)	56,490	168,905
Powerbridge Technologies Co. Ltd. (a)(b)	22,594	8,446
Progress Software Corp.	24,678	1,087,806
PTC, Inc. (a)	65,301	7,266,695
Qualtrics International, Inc.	66,607	2,020,190
Qualys, Inc. (a)	22,000	2,756,820
Quantum Computing, Inc. (a)(b)	20,196	55,337
Qumu Corp. (a)	16,919	32,315
Radcom Ltd. (a)(b)	13,668	158,685
Rapid7, Inc. (a)	31,413	3,249,989
RealNetworks, Inc. (a)	22,292	14,490
Rekor Systems, Inc. (a)(b)	22,727	107,499
Rimini Street, Inc. (a)	63,744	288,760
Riot Blockchain, Inc. (a)(b)	63,643	1,096,569
Safe-T Group Ltd. ADR (a)(b)	24,878	21,395
Sapiens International Corp. NV	29,953	808,431
SeaChange International, Inc. (a)(b)	14,506	18,713
SecureWorks Corp. (a)	11,955	183,748
ShotSpotter, Inc. (a)	9,121	234,227
SilverSun Technologies, Inc. (A Shares)	910	3,258
Smith Micro Software, Inc. (a)(b)	26,575	110,552
Sphere 3D Corp. (a)(b)	22,706	50,634
Splunk, Inc. (a)	88,027	10,395,989
Sprout Social, Inc. (a)	24,651	1,605,027
SPS Commerce, Inc. (a)	19,702	2,558,305
SRAX, Inc. (a)	9,776	43,503
SS&C Technologies Holdings, Inc.	142,097	10,653,012
Stronghold Digital Mining, Inc. Class A (b)	10,185	128,433
Sumo Logic, Inc. (a)	58,765	707,531
Synchronoss Technologies, Inc. (a)	64,975	104,610
Synopsys, Inc. (a)	85,002	26,553,775
Telos Corp. (a)	33,055	377,488
Tenable Holdings, Inc. (a)	58,467	3,236,733
TeraWulf, Inc. (a)(b)	12,975	151,548
TeraWulf, Inc. rights (a)(c)	946	0
The Trade Desk, Inc. (a)	241,906	20,639,420
Upland Software, Inc. (a)	11,298	213,080
Varonis Systems, Inc. (a)	59,223	2,582,123
Verb Technology Co., Inc. (a)(b)	61,842	72,974
Verint Systems, Inc. (a)	35,965	1,806,522
Veritone, Inc. (a)(b)	18,574	312,786
Vertex, Inc. Class A (a)	23,691	330,016
Viant Technology, Inc.	11,166	91,896
Vonage Holdings Corp. (a)	142,421	2,893,995
WalkMe Ltd.	49,858	761,830
Workday, Inc. Class A (a)	107,640	24,654,942
Xperi Holding Corp.	60,469	1,047,323
Xunlei Ltd. sponsored ADR (a)(b)	24,768	42,353
Zenvia, Inc. (b)	1,673	8,398
Zoom Video Communications, Inc. Class A (a)	134,473	17,831,120
Zscaler, Inc. (a)	77,403	18,510,927
		2,003,041,048
Technology Hardware, Storage & Peripherals - 12.4%
Apple, Inc.	9,055,135	1,495,183,848
Astro-Med, Inc. (a)	3,663	54,945
Avid Technology, Inc. (a)	25,039	787,727
Borqs Technologies, Inc. (a)(b)	125,741	37,659
Boxlight Corp. (a)(b)	32,673	37,574
Canaan, Inc. ADR (a)(b)	85,719	451,739
CompoSecure, Inc. (a)(b)	50,906	359,905
Corsair Gaming, Inc. (a)(b)	50,700	1,170,156
CPI Card Group (a)	4,378	56,914
Ebang International Holdings, Inc. Class A (a)(b)	59,440	74,300
Immersion Corp. (a)(b)	18,807	100,053
Intevac, Inc. (a)	22,851	118,368
Logitech International SA (b)	93,405	6,971,749
Movano, Inc. (a)(b)	16,621	53,187
Nano Dimension Ltd. ADR (a)(b)	132,529	469,153
NetApp, Inc.	123,130	9,650,929
One Stop Systems, Inc. (a)(b)	8,505	35,296
Quantum Corp. (a)	29,791	77,457
Seagate Technology Holdings PLC	125,499	12,946,477
Socket Mobile, Inc. (a)(b)	1,296	5,132
Sonim Technologies, Inc. (a)(b)	7,078	4,261
Stratasys Ltd. (a)	34,957	876,722
Super Micro Computer, Inc. (a)	28,899	1,135,442
Transact Technologies, Inc. (a)	6,575	59,241
Turtle Beach Corp. (a)	8,432	200,429
Western Digital Corp. (a)	171,919	8,757,554
Xerox Holdings Corp.	98,578	1,942,972
		1,541,619,189
TOTAL INFORMATION TECHNOLOGY		5,520,333,126
MATERIALS - 0.3%
Chemicals - 0.1%
ABVC BioPharma, Inc. (a)(b)	49,915	119,796
Advanced Emissions Solutions, Inc. (a)	9,725	59,809
AgroFresh Solutions, Inc. (a)	34,342	69,027
Amyris, Inc. (a)(b)	166,033	757,110
Balchem Corp.	17,562	2,429,527
Bioceres Crop Solutions Corp. (a)	22,009	277,093
Bon Natural Life Ltd. (b)	4,398	17,196
Burcon NutraScience Corp. (a)(b)	37,560	33,804
CN Energy Group, Inc. (b)	8,671	17,515
Crown ElectroKinetics Corp. (a)(b)	5,276	10,235
Diversey Holdings Ltd. (a)	168,328	1,610,899
Fuwei Films Holdings Co. Ltd. (a)	3,842	28,047
Gulf Resources, Inc. (a)	8,302	41,842
Hawkins, Inc. (b)	11,982	542,305
Innospec, Inc.	14,671	1,401,081
Loop Industries, Inc. (a)(b)	23,631	163,999
Marrone Bio Innovations, Inc. (a)	55,225	38,067
Methanex Corp. (b)	43,441	2,267,186
Northern Technologies International Corp.	5,689	72,819
Origin Materials, Inc. Class A (a)(b)	78,046	405,059
PureCycle Technologies, Inc. (a)	68,062	473,712
Save Foods, Inc. (b)	6,151	27,003
Zymergen, Inc. (a)	52,134	199,673
		11,062,804
Construction Materials - 0.0%
Forterra, Inc. (a)	39,294	925,767
ReTo Eco-Solutions, Inc. (a)(b)	22,427	28,258
Smith-Midland Corp. (a)	2,305	54,882
United States Lime & Minerals, Inc.	3,255	382,560
		1,391,467
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	100,037	962,356
Silgan Holdings, Inc.	60,123	2,517,951
TriMas Corp.	23,430	761,709
UFP Technologies, Inc. (a)	5,073	350,747
		4,592,763
Metals & Mining - 0.2%
Algoma Steel Group, Inc. (b)	55,671	506,606
Century Aluminum Co. (a)	47,905	1,131,516
China Natural Resources, Inc. (a)(b)	12,136	11,893
Ferroglobe PLC (a)(b)	90,623	709,578
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	8,044	294,089
Huadi International Group Co. Ltd. (a)(b)	7,169	145,101
Kaiser Aluminum Corp.	9,418	908,837
Largo, Inc. (a)(b)	32,652	335,336
Olympic Steel, Inc.	8,257	221,040
Pan American Silver Corp. (b)	118,840	2,808,189
Perpetua Resources Corp. (a)	28,542	102,751
Piedmont Lithium, Inc. (a)(b)	9,153	480,990
Ramaco Resources, Inc. (b)	21,882	321,447
Royal Gold, Inc.	36,037	4,369,847
Schnitzer Steel Industries, Inc. Class A	15,466	752,421
Sigma Lithium Corp. (a)(b)	30,461	336,899
Snow Lake Resources Ltd.	4,113	25,953
SSR Mining, Inc. (b)	123,685	2,445,252
Steel Dynamics, Inc.	112,603	7,947,520
Synalloy Corp. (a)	7,726	123,461
TMC the metals Co., Inc. (a)(b)	94,692	163,817
U.S. Gold Corp. (a)	1,706	11,942
Universal Stainless & Alloy Products, Inc. (a)	7,722	76,911
		24,231,396
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	34,446	460,543
TOTAL MATERIALS		41,738,973
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	57,248	1,001,840
CIM Commercial Trust Corp.	12,011	93,205
CyrusOne, Inc.	68,205	6,162,322
Diversified Healthcare Trust (SBI)	111,003	319,689
East Stone Acquisition Corp. (a)(b)	10,409	109,190
Equinix, Inc.	49,831	35,366,556
Gaming & Leisure Properties	128,731	5,845,675
Gladstone Commercial Corp.	18,518	392,396
Gladstone Land Corp.	13,642	407,759
Global Self Storage, Inc.	5,948	33,904
Host Hotels & Resorts, Inc.	391,220	7,147,589
Indus Realty Trust, Inc.	3,882	295,575
Industrial Logistics Properties Trust	36,786	822,903
Lamar Advertising Co. Class A	48,162	5,252,548
Medalist Diversified (REIT), Inc. (b)	12,929	14,093
Necessity Retail (REIT), Inc./The	37,496	263,972
Office Properties Income Trust	19,717	493,911
Phillips Edison & Co., Inc.	9,195	297,182
Potlatch Corp.	38,372	2,106,623
Presidio Property Trust, Inc.:
Class A	6,016	22,139
Class A warrants 1/24/27 (a)	6,016	1,288
Regency Centers Corp.	95,220	6,274,046
Retail Opportunity Investments Corp.	70,063	1,272,344
Sabra Health Care REIT, Inc.	209,200	2,809,556
SBA Communications Corp. Class A	60,543	18,368,141
Service Properties Trust	89,889	775,742
Sotherly Hotels, Inc. (a)	4,274	10,044
Uniti Group, Inc.	113,190	1,468,074
Wheeler REIT, Inc. (a)	15,634	31,112
		97,459,418
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)(b)	43,381	15,101
Altisource Portfolio Solutions SA (a)(b)	19,950	251,969
China HGS Real Estate, Inc. (a)(b)	6,970	19,516
Colliers International Group, Inc. (b)	24,326	3,340,933
Comstock Holding Companies, Inc. (a)	4,017	18,518
Cresud S.A.C.I.F. y A. sponsored ADR (a)(b)	25,020	163,381
eXp World Holdings, Inc. (b)	81,193	2,171,101
Fathom Holdings, Inc. (a)	7,329	94,031
FirstService Corp.	24,577	3,496,570
FRP Holdings, Inc. (a)	6,217	360,151
Gyrodyne LLC (a)	1,080	13,565
InterGroup Corp. (a)	986	53,934
IRSA Propiedades Comerciales SA sponsored ADR (b)	15,135	33,751
MDJM Ltd. (a)(b)	4,594	14,563
Newmark Group, Inc.	109,615	1,937,993
Opendoor Technologies, Inc. (a)(b)	336,353	2,808,548
Redfin Corp. (a)(b)	56,415	1,220,256
Stratus Properties, Inc. (a)	4,684	178,882
The Real Brokerage, Inc. (a)(b)	43,591	98,516
The RMR Group, Inc.	7,911	230,527
Ucommune International Ltd. (a)(b)	47,079	19,119
Zillow Group, Inc.:
Class A (a)	30,562	1,750,286
Class C (a)(b)	109,707	6,310,347
		24,601,558
TOTAL REAL ESTATE		122,060,976
UTILITIES - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp.	139,857	8,167,649
American Electric Power Co., Inc.	276,774	25,089,563
Constellation Energy Corp.	180,894	8,317,506
Exelon Corp.	542,684	23,096,631
MGE Energy, Inc. (b)	19,112	1,376,446
Otter Tail Corp.	23,594	1,459,525
Via Renewables, Inc. Class A, (b)	7,308	81,484
Xcel Energy, Inc.	294,501	19,828,752
		87,417,556
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	119,649
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC (b)	61,295	2,068,706
Montauk Renewables, Inc. (a)(b)	85,373	882,757
ReNew Energy Global PLC (a)(b)	150,497	1,188,926
VivoPower International PLC (a)(b)	8,836	16,788
		4,157,177
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	28,847	1,744,667
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	288,408
Cadiz, Inc. (a)(b)	22,934	59,628
Consolidated Water Co., Inc. (b)	7,912	77,458
Global Water Resources, Inc.	13,586	207,187
Middlesex Water Co. (b)	10,525	1,052,395
Pure Cycle Corp. (a)	13,933	165,106
York Water Co. (b)	8,284	371,703
		2,221,885
TOTAL UTILITIES		95,660,934
TOTAL COMMON STOCKS (Cost $5,493,406,544)		12,418,698,942

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	13,266
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	15,512
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	84,218	163,383
Software - 0.0%
SRAX, Inc. (c)	9,776	489
TOTAL INFORMATION TECHNOLOGY		163,872
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,446)		192,650

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (f)	52,816,976	52,827,540
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	488,487,904	488,536,753
TOTAL MONEY MARKET FUNDS (Cost $541,364,293)		541,364,293

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $6,034,822,283)	12,960,255,885
NET OTHER ASSETS (LIABILITIES) - (3.8)% (h)	(478,010,510)
NET ASSETS - 100.0%	12,482,245,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	216	Mar 2022	61,464,960	(358,567)	(358,567)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,919,857 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $3,300,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	87,722,770	279,615,647	314,510,877	11,293	-	-	52,827,540	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	518,835,135	520,508,295	550,806,677	4,557,114	-	-	488,536,753	1.3%
Total	606,557,905	800,123,942	865,317,554	4,568,407	-	-	541,364,293

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Stran & Co., Inc. unit	-	9,297	-	-	-	(6,612)	2,685
Total	-	9,297	-	-	-	(6,612)	2,685

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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